UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Semi-Annual Report

April 30, 2007

BESSEMER INVESTMENT MANAGEMENT LLC

INVESTMENT ADVISER

Old Westbury Funds, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

OLD WESTBURY FUNDS, INC.

DISCLOSURE OF FUND EXPENSES

For the Period Ended April 30, 2007 (Unaudited)

As a shareholder of the Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expense Paid During Period* 11/1/06-4/30/07	Expense Ratio During Period 11/1/06-4/30/07**
Large Cap Equity Fund	$1,000.00	$1,073.80	$5.24	1.02%
Mid Cap Equity Fund	1,000.00	1,101.70	5.19	1.00%
International Fund	1,000.00	1,129.60	5.83	1.10%
Global Small Cap Fund	1,000.00	1,144.00	5.96	1.12%
Real Return Fund	1,000.00	1,110.70	5.65	1.08%
Fixed Income Fund	1,000.00	1,021.80	3.83	0.76%
Municipal Bond Fund	1,000.00	1,012.30	3.90	0.78%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

OLD WESTBURY FUNDS, INC.

DISCLOSURE OF FUND EXPENSES - (Continued)

For the Period Ended April 30, 2007

(Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expense Paid During Period* 11/1/06-4/30/07	Expense Ratio During Period 11/1/06-4/30/07**
Large Cap Equity Fund	$1,000.00	$1,019.74	$5.11	1.02%
Mid Cap Equity Fund	1,000.00	1,019.85	4.99	1.00%
International Fund	1,000.00	1,019.32	5.53	1.10%
Global Small Cap Fund	1,000.00	1,019.23	5.62	1.12%
Real Return Fund	1,000.00	1,019.44	5.41	1.08%
Fixed Income Fund	1,000.00	1,021.02	3.82	0.76%
Municipal Bond Fund	1,000.00	1,020.92	3.92	0.78%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

OLD WESTBURY FUNDS, INC.

LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007

(Unaudited)

Shares		Value
COMMON STOCKS - 94.6%
Banks - 2.7%
892,900	Hudson City Bancorp, Inc.	$11,893,428

Consumer Discretionary - 11.4%
260,400	Bed Bath & Beyond, Inc.(b)	10,608,696
137,000	Federated Department Stores, Inc	6,017,040
249,200	McDonald’s Corp.	12,031,376
521,100	Staples, Inc.	12,923,280
222,400	Walt Disney Co. (The)	7,779,552

		49,359,944

Consumer Staples - 7.3%
217,300	Anheuser-Busch Cos., Inc.	10,688,987
159,650	PepsiCo, Inc.	10,551,268
218,700	Wal-Mart Stores, Inc.	10,480,104

		31,720,359

Diversified Financials - 11.1%
155,400	American Express Co.	9,428,118
754,100	Charles Schwab Corp. (The)	14,418,392
44,600	Goldman Sachs Group, Inc.	9,750,006
337,900	Mellon Financial Corp.	14,506,047

		48,102,563

Energy - 8.3%
164,750	EOG Resources, Inc.	12,099,240
207,500	Exxon Mobil Corp.	16,471,350
140,700	Weatherford International Ltd.(b)	7,385,343

		35,955,933

Health Care - 19.4%
262,300	Amgen, Inc.(b)	16,823,922
281,400	Biomet, Inc.	12,156,480
127,700	Cardinal Health, Inc.	8,932,615
218,300	Celgene Corp.(b)	13,351,228
124,700	Johnson & Johnson	8,008,234
376,000	Schering-Plough Corp.	11,930,480
244,800	Thermo Fisher Scientific, Inc.(b)	12,744,288

		83,947,247

Industrials - 7.2%
68,800	FedEx Corp.	7,254,272
257,300	RR Donnelley & Sons Co.	10,343,460
202,900	United Technologies Corp.	13,620,677

		31,218,409

Information Technology - 16.2%
565,200	Cisco Systems, Inc.(b)	15,113,448
439,500	Corning, Inc.(b)	10,424,940
310,500	Hewlett-Packard Co.	13,084,470
558,200	Intel Corp.	12,001,300
595,500	Motorola, Inc.	10,320,015
273,100	Texas Instruments, Inc.	9,386,447

		70,330,620

Insurance - 6.2%
157,350	Principal Financial Group, Inc.	9,990,152
179,500	Prudential Financial, Inc.	17,052,500

		27,042,652

Materials - 2.2%
165,600	Monsanto Co.	9,768,744

Utilities - 2.6%
218,900	PG&E Corp.	11,076,340

Total Common Stocks (Cost $330,503,040)		410,416,239

INVESTMENT COMPANY 3.0%
12,690,200	SEI Daily Income Trust Government II Fund	12,690,200

Total Investment Company (Cost $12,690,200)		12,690,200

Principal Amount
U.S. GOVERNMENT AGENCIES - 2.3%
Federal Home Loan Bank - 2.3% $10,000,000 5.21%, 05/23/07(c)	9,968,741

Total U.S. Government Agencies (Cost $9,968,741)	9,968,741

TOTAL INVESTMENTS - 99.9% (Cost $353,161,981)(a)	433,075,180
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	570,671

NET ASSETS - 100.0%	$433,645,851

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$80,762,134
Unrealized depreciation	(848,935)

Net unrealized appreciation	$79,913,199

(b)	Non-income producing security.

(c)	The interest rate represents the annualized yield at time of purchase.

OLD WESTBURY FUNDS, INC.

LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Portfolio diversification by Sector

Sector	Percentage of Net Assets
Banks	2.7%
Consumer Discretionary	11.4
Consumer Staples	7.3
Diversified Financials	11.1
Energy	8.3
Health Care	19.4
Industrials	7.2
Information Technology	16.2
Insurance	6.2
Materials	2.2
Utilities	2.6
Other*	5.4

*	Includes cash and equivalents (including U.S. Government Agency discount note), investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

MID CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007

(Unaudited)

Shares		Value
COMMON STOCKS - 98.1%
Banks - 3.8%
357,300	Bank of Hawaii Corp.	$18,901,170
741,600	South Financial Group, Inc. (The)	16,782,408

		35,683,578

Consumer Discretionary - 17.5%
690,500	Advance Auto Parts, Inc.	28,448,600
528,900	Brinker International, Inc.	16,448,790
666,500	Brunswick Corp.	21,834,540
751,700	Dollar Tree Stores, Inc.(b)	29,556,844
178,500	Harman International Industries, Inc.	21,757,365
259,550	Lamar Advertising Co. Class A	15,661,247
623,800	Tiffany & Co.	29,749,022

		163,456,408

Consumer Staples - 2.1%
530,000	McCormick & Co., Inc.	19,673,600

Diversified Financials - 6.0%
775,200	Federated Investors, Inc. Class B	29,581,632
428,600	SEI Investments Co.	26,157,458

		55,739,090

Energy - 8.4%
752,100	Arch Coal, Inc.	27,128,247
296,000	Dresser-Rand Group, Inc.(b)	9,445,360
450,300	Grant Prideco, Inc.(b)	23,208,462
319,500	Noble Energy, Inc.	18,789,795

		78,571,864

Health Care - 12.0%
239,100	Bard (C.R.), Inc.	19,876,383
493,600	Henry Schein, Inc.(b)	25,731,368
463,500	IMS Health, Inc.	13,594,455
2,557,100	Nektar Therapeutics(b)	31,631,327
528,700	VCA Antech, Inc.(b)	20,846,641

		111,680,174

Industrials - 14.4%
360,900	Avery Dennison Corp.	22,447,980
583,100	ChoicePoint, Inc.(b)	22,140,307
263,200	Dun & Bradstreet Corp.	23,766,960
336,800	Flowserve Corp.	20,548,168
1,040,600	Quanta Services, Inc.(b)	28,606,094
511,800	Shaw Group, Inc. (The)(b)	16,597,674

		134,107,183

Information Technology - 20.0%
696,500	Atheros Communications, Inc.(b)	18,659,235
1,452,200	BEA Systems, Inc.(b)	17,121,438
923,200	Citrix Systems, Inc.(b)	30,096,320
603,800	Cognos, Inc.(b)	26,029,818
572,200	Global Payments, Inc.	21,732,156
675,200	Microchip Technology, Inc.	27,237,568
769,500	Red Hat, Inc.(b)	16,267,230
3,173,700	RF Micro Devices, Inc.(b)	19,835,625
429,000	Trident Microsystems, Inc.(b)	9,107,670

		186,087,060

Insurance - 8.4%
329,600	Arch Capital Group Ltd.(b)	24,001,472
476,300	Protective Life Corp.	22,338,470
1,288,500	Unum Group	32,057,880

		78,397,822

Materials - 4.4%
298,200	FMC Corp.	22,940,526
124,300	Martin Marietta Materials, Inc.	18,125,426

		41,065,952

Utilities - 1.1%
329,600	DPL, Inc.	10,332,960

Total Common Stocks (Cost $777,275,682)		914,795,691

INVESTMENT COMPANY - 1.0%
8,988,500	Federated Trust for U.S. Treasury Obligations	8,988,500

Total Investment Company (Cost $8,988,500)		8,988,500

Principal Amount
U.S. GOVERNMENT AGENCIES - 1.1%
Federal Home Loan Bank - 0.3%
$3,000,000	5.08%, 05/04/07(c)	2,998,730

Federal National Mortgage Assoc. - 0.8%
2,700,000	5.20%, 05/02/07(c)	2,699,616
3,600,000	5.17%, 05/08/07(c)	3,596,409
1,000,000	5.24%, 05/09/07(c)	998,854

		7,294,879

Total U.S. Government Agencies (Cost $10,293,609)		10,293,609

TOTAL INVESTMENTS - 100.2% (Cost $796,557,791)(a)	934,077,800
LIABILITIES IN EXCESS OF OTHER NET ASSETS - (0.2)%	(2,007,936)

NET ASSETS 100.0%	$932,069,864

OLD WESTBURY FUNDS, INC.

MID CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$157,284,440
Unrealized depreciation	(19,764,431)

Net unrealized appreciation	$137,520,009

(b)	Non-income producing security.

(c)	The interest rate represents the annualized yield at time of purchase.

Portfolio diversification by Sector

Sector	Percentage of Net Assets
Banks	3.8%
Consumer Discretionary	17.5
Consumer Staples	2.1
Diversified Financials	6.0
Energy	8.4
Health Care	12.0
Industrials	14.4
Information Technology	20.0
Insurance	8.4
Materials	4.4
Utilities	1.1
Other*	1.9

*	Includes cash and equivalents (including U.S. Government Agency discount notes), investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007

(Unaudited)

Shares		Value#
COMMON STOCKS 95.6%
AUSTRALIA - 0.0%
221,749	Amcor Ltd.	$1,365,905

FINLAND - 1.9%
494,713	Nokia Oyj	12,479,627
1,449,567	Stora Enso Oyj - Class R	26,451,894

		38,931,521

FRANCE - 7.2%
301,117	Air France - KLM	15,356,975
236,363	BNP Paribas	27,420,584
225,383	Carrefour SA	17,323,155
292,634	Electricite de France	25,432,517
501,607	France Telecom SA	14,668,084
1,330,908	STMicroelectronics NV	25,973,600
266,338	Total SA	19,633,931

		145,808,846

GERMANY - 7.5%
129,070	Allianz SE	29,379,326
150,663	Bauer AG(b)	11,723,198
756,980	Commerzbank AG	37,773,594
784,894	Deutsche Telekom AG	14,367,308
192,379	Fresenius Medical Care AG & Co.	28,821,291
108,797	Kloeckner & Co. AG(b)	7,172,232
179,311	Siemens AG	21,644,493

		150,881,442

HONG KONG - 8.4%
8,966,226	Citic Pacific Ltd.	33,614,102
29,544,663	Huaneng Power International, Inc. - Class H	29,838,943
6,283,157	Hutchison Whampoa Ltd.	60,501,415
89,208,630	Semiconductor Manufacturing International Corp.(b)	13,164,798
82,515,552	Sinotrans Ltd. - Class H	32,412,564

		169,531,822

IRELAND - 0.7%
334,755	CRH Plc	14,649,623
ITALY - 3.4%
1,390,243	Capitalia SpA	13,237,167
709,966	ENI SpA	23,545,124
3,878,585	Intesa Sanpaolo SpA	32,498,841

		69,281,132

JAPAN - 29.3%
547,826	Aeon Co. Ltd.	10,020,130
3,103,881	All Nippon Airways Co. Ltd	12,016,840
662,569	Bridgestone Corp.	13,436,996
316,167	Daikin Industries Ltd.	10,685,234
237,039	FUJI SOFT, Inc.	6,809,848
194,175	H.I.S. Co. Ltd.	6,005,815
3,840,497	Haseko Corp.(b)	12,718,344
373,689	Honda Motor Co. Ltd.	12,834,791
487,048	Iino Kaiun Kaisha Ltd.	5,808,641
2,270	Kenedix, Inc.	9,943,915
5,611,300	Kobe Steel Ltd.	19,786,594
3,013	Mitsubishi UFJ Financial Group, Inc.	31,341,507
6,013,307	Mitsui Engineering & Shipbuilding Co. Ltd.	26,934,926
1,498,788	Mitsui Trust Holdings, Inc.	13,540,732
2,575	Mizuho Financial Group, Inc.	15,495,665
313,719	Nidec Corp.	19,792,066
1,789,855	Nippon Express Co. Ltd.	11,079,832
4,350	Nippon Telegraph & Telephone Corp.	21,597,865
827,169	Nomura Holdings, Inc.	15,808,193
287,400	Nomura Research Institute Ltd.	7,682,619
1,143,945	NSK Ltd.	11,070,460
2,405	NTT Data Corp.	11,796,734
9,084	NTT Urban Development Corp.	21,575,878
829,014	Ricoh Co. Ltd.	18,195,395
233,445	Rohm Co. Ltd.	21,085,230
856,294	Sanken Electric Co. Ltd.	7,701,120
650,806	Sanyo Denki Co. Ltd.	4,702,420
464,246	Seven & I Holdings Co. Ltd	13,386,914
275,304	Shimachu Co. Ltd.	7,467,807
153,439	SMC Corp.	19,615,285
1,276,951	Sompo Japan Insurance, Inc.	15,595,518
434,959	Sony Corp.	23,129,881
1,263,692	Sumitomo Corp.	21,643,451
355,383	Sumitomo Realty & Development Co. Ltd.	13,117,557
774,926	Suruga Bank Ltd.	9,368,440
313,737	Takeda Pharmaceutical Co. Ltd.	20,338,768
279,890	THK Co. Ltd.	6,820,461
2,706,980	Toshiba Corp.	20,157,143
610,500	Toyota Motor Corp.	37,081,152
2,725	Zephyr Co. Ltd.	6,308,295

		593,498,462

NETHERLANDS - 5.9%
609,328	ABN AMRO Holding NV	29,563,901
1,262,973	Aegon NV	26,066,730
537,870	Heineken NV	28,791,918
390,110	Royal Dutch Shell Plc - Class A	13,547,894
464,566	TNT NV	20,891,782

		118,862,225

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
SWEDEN - 2.0%
354,937	Svenska Handelsbanken AB - Class A	$10,820,791
755,744	Swedbank AB - Class A	29,131,697

		39,952,488

SWITZERLAND - 7.7%
443,023	ABB Ltd.	8,852,804
277,633	Adecco SA	19,089,784
12,534	Banque Cantonale Vaudoise	6,466,850
267,814	Credit Suisse Group	21,018,789
43,630	Nobel Biocare Holding AG	15,708,562
377,028	Novartis AG	21,903,714
127,682	Roche Holding AG	24,043,431
78,623	Syngenta AG(b)	15,618,528
80,598	Zurich Financial Services AG	23,387,160

		156,089,622

UNITED KINGDOM - 21.6%
3,136,191	Amlin Plc	19,308,886
706,591	Atkins (WS) Plc	17,073,410
1,414,875	Barclays Plc	20,426,144
3,022,328	BP Plc	33,906,330
330,528	British American Tobacco Plc	10,230,015
2,615,417	BT Group Plc	16,451,892
971,502	Bunzl Plc	13,733,028
6,115,392	Cable & Wireless Plc	22,506,414
807,287	Charter Plc(b)	16,488,844
1,289,127	GKN Plc	9,855,555
676,119	GlaxoSmithKline Plc	19,501,473
4,312,427	HSBC Infrastructure Co. Ltd	9,443,900
2,075,087	Imperial Chemical Industries Plc	21,972,167
1,317,170	Laird Group Plc	15,044,012
1,482,883	Morrison (WM.) Supermarkets Plc	9,044,963
2,631,123	MyTravel Group Plc(b)	16,338,704
1,326,616	National Grid Plc	20,829,581
1,013,427	Pearson Plc	17,335,038
1,277,455	Prudential Plc	18,981,970
1,494,731	Resolution Plc	19,241,129
6,250,308	Royal & Sun Alliance Insurance Group Plc	20,610,805
748,674	Shire Plc	17,353,960
329,213	Standard Chartered Plc	10,175,239
7,640,559	Vodafone Group Plc	21,737,054
810,743	Wolseley Plc	19,505,112

		437,095,625

Total Common Stocks (Cost $1,441,709,836)		1,935,948,713

INVESTMENT COMPANY - 0.5%
8,329,500	Federated Trust for U.S. Treasury Obligations	8,329,500

Total Investment Company (Cost $8,329,500)		8,329,500

TOTAL INVESTMENTS - 96.1% (Cost $1,450,039,336)(a)	1,944,278,213
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%	79,851,946

NET ASSETS - 100.0%	$2,024,130,159

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$511,050,245
Unrealized depreciation	(16,811,368)

Net unrealized appreciation	$494,238,877

(b)	Non-income producing security.

#	On the last business day of the period, a third-party pricing service was used to fair value certain securities held by this fund (Note 2).

Portfolio diversification by Sector

Sector	Percentage of Net Assets
Banks	14.2%
Consumer Discretionary	8.0
Consumer Staples	4.4
Diversified Financials	2.3
Energy	4.5
Health Care	7.3
Industrials	21.2
Information Technology	8.9
Insurance	8.5
Materials	4.9
Real Estate	2.2
Telecommunication Services	5.5
Utilities	3.7
Other*	4.4

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007

(Unaudited)

Shares		Value#
COMMON STOCKS - 89.9%
AUSTRALIA - 2.0%
28,612	ABB Grain Ltd.	$186,271
25,120	Adelaide Bank Ltd.	314,956
136,390	Adelaide Brighton Ltd.	396,509
14,229	Alesco Corp. Ltd.	158,791
32,847	Alliance Resources Ltd.(b)	75,082
23,073	Amalgamated Holdings Ltd.	129,156
11,191	Ansell Ltd.	103,294
3,000	Anvil Mining Ltd.(b)	44,599
72,601	APA Group	256,652
30,551	ARC Energy Ltd.(b)	35,872
53,207	Arrow Energy NL(b)	83,363
36,809	Aspen Group	71,732
28,945	Austal Ltd.	91,620
237,688	Austar United Communications Ltd.(b)	330,101
103,629	Austereo Group Ltd.	180,772
189,357	Australand Property Group	360,635
65,687	Australian Agricultural Co. Ltd.	139,676
33,601	Australian Infrastructure Fund	81,342
63,310	Australian Pharmaceutical Industries Ltd.	115,399
76,071	Australian Worldwide Exploration Ltd.(b)	190,729
21,533	AVJennings Ltd.	23,161
19,376	Bank of Queensland Ltd.	295,148
73,392	Beach Petroleum Ltd.	76,958
17,875	Bendigo Bank Ltd.	235,386
42,185	Bendigo Mining Ltd.(b)	13,779
5,000	Boom Logistics Ltd.	14,040
18,680	Brickworks Ltd.	205,385
26,490	Cabcharge Australia Ltd.	255,349
9,276	Campbell Brothers Ltd.	181,683
17,013	Cellestis Ltd.(b)	48,500
53,402	Centennial Coal Co. Ltd.	128,279
54,154	Coates Hire Ltd.	236,929
15,833	Coffey International Ltd.	50,475
32,968	Commander Communications Ltd.	54,812
2,303	Compass Resources NL(b)	9,477
107,425	ConnectEast Group	136,636
38,776	Consolidated Minerals Ltd.	77,606
20,084	Corporate Express Australia Ltd.	120,113
38,303	Count Financial Ltd.	91,235
18,573	Crane Group Ltd.	257,411
96,345	David Jones Ltd.	395,485
25,353	Energy Developments Ltd.	99,255
156,506	Envestra Ltd.	159,448
27,092	Fairfax Media Ltd.	117,680
9,540	Fantastic Holdings Ltd.	33,904
33,955	Felix Resources Ltd.	164,749
41,854	FKP Property Group	239,193
9,107	Fleetwood Corp. Ltd.	69,436
4,078	Flight Centre Ltd.	54,955
118,822	Futuris Corp. Ltd.	235,672
3,000	G.U.D. Holdings Ltd.	20,099
10,449	GrainCorp Ltd.	88,742
29,996	GRD Ltd.	54,711
60,881	Great Southern Plantations Ltd.	102,619
36,884	Gunns Ltd.	105,218
60,810	GWA International Ltd.	235,080
38,117	Healthscope Ltd.	178,184
31,237	Hills Industries Ltd.	151,717
4,005	Home Building Society Ltd.	51,140
22,363	Housewares International Ltd.	60,202
50,220	IBA Health Ltd.	53,048
16,525	iiNet Ltd.	17,928
19,019	Iluka Resources Ltd.	91,598
15,127	Independence Group NL	92,266
85,840	Indophil Resources NL(b)	56,271
15,774	Invocare Ltd.	71,983
16,163	IOOF Holdings Ltd.	139,988
19,221	Iress Market Technology Ltd.	130,373
16,253	JB Hi-Fi Ltd.	111,637
23,980	Jubilee Mines NL	336,453
15,300	Just Group Ltd.	53,813
10,902	Kagara Zinc Ltd.	56,083
10,666	Kingsgate Consolidated Ltd	49,068
31,549	MacArthur Coal Ltd.	129,545
70,838	Macmahon Holdings Ltd.	46,903
6,631	Magnesium International Ltd.(b)	348
24,637	McGuigan Simeon Wines Ltd.(b)	50,772
116,599	Minara Resources Ltd.	711,754
41,969	Mineral Deposits Ltd.(b)	46,219
13,431	Monadelphous Group Ltd.	151,610
78,058	Mount Gibson Iron Ltd.(b)	56,499
47,560	MYOB Ltd.	47,393
100,881	New Hope Corp. Ltd.	147,735
14,479	Novogen Ltd.(b)	28,574
13,754	Oakton Ltd.	60,089
64,893	Oceana Gold Ltd.(b)	45,529
117,987	Pacific Brands Ltd.	315,675
196,628	Pan Australian Resources Ltd.(b)	88,785
87,342	PaperlinX Ltd.	281,633
15,300	Peet Ltd.	50,912
32,250	Peptech Ltd.(b)	49,961
20,069	Perilya Ltd.	69,604
19,824	Petsec Energy Ltd.(b)	27,238
28,698	Pharmaxis Ltd.(b)	82,033
78,985	PMP Ltd.(b)	121,382
27,103	Primary Health Care Ltd.	272,298
16,671	Prime Television Ltd.	54,315

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
AUSTRALIA (continued)
10,843	Programmed Maintenance Services Ltd.	$45,910
16,535	Ramsay Healthcare Ltd.	158,348
12,601	Reece Australia Ltd.	258,199
15,009	Resolute Mining Ltd.(b)	17,849
44,584	Ridley Corp. Ltd.	42,817
30,700	Riversdale Mining Ltd.(b)	51,272
36,498	Roc Oil Co. Ltd.(b)	96,554
14,573	SAI Global Ltd.	46,868
28,501	Salmat Ltd.	97,826
6,464	Select Harvests Ltd.	54,076
958	Servcorp Ltd.	4,020
13,670	Silex Systems Ltd.(b)	132,823
10,608	Sims Group Ltd.	213,810
10,210	Skilled Group Ltd.	44,635
100,909	Smorgon Steel Group Ltd.	183,094
4,162	Southern Cross Broadcasting Australia Ltd.	57,228
63,352	SP Telemedia Ltd.	50,688
28,294	Specialty Fashion Group Ltd.	42,105
32,702	Spotless Group Ltd.	136,228
23,116	Straits Resources Ltd.	75,428
29,180	STW Communications Group Ltd.	76,849
21,100	Summit Resources Ltd.(b)	99,851
45,349	Sunland Group Ltd.	116,123
27,977	Tap Oil Ltd.(b)	34,647
33,694	Ten Network Holdings Ltd.	85,074
163,262	Thakral Holdings Group	135,456
61,906	Timbercorp Ltd.	110,555
45,884	Tower Australia Group Ltd.(b)	98,065
33,905	Transfield Services Ltd.	358,717
21,009	United Group Ltd.	272,354
63,500	Veda Advantage Ltd.	184,885
21,214	Village Roadshow Ltd.	58,121
25,284	Village Roadshow Ltd., Preferred Shares	69,574
19,960	Western Areas NL(b)	95,171
36,663	WHK Group Ltd.	73,495

		16,352,432

AUSTRIA - 0.4%
566	Agrana Beteiligungs AG	59,618
2,311	Andritz AG	593,614
4,952	Austrian Airlines(b)	75,705
7,454	Boehler-Uddeholm AG	727,018
3,058	BWIN Interactive Entertainment AG(b)	131,194
2,439	BWT AG	153,699
9,308	CA Immobilien Anlagen AG(b)	310,675
2,439	Christ Water Technology AG(b)	48,311
1,891	Constantia Packaging AG	134,138
3,178	Conwert Immobilien Invest AG(b)	70,119
3,121	Flughafen Wien AG(b)	338,970
2,096	Intercell AG(b)	68,900
635	Mayr Melnhof Karton AG	148,631
439	Palfinger AG	83,340
5,405	RHI AG(b)	286,414
862	Schoeller-Bleckmann Oilfield Equipment AG(b)	54,368
2,500	Sparkassen Immobilien AG(b)	42,223

		3,326,937

BELGIUM - 0.6%
5,614	Ackermans & Van Haaren	524,588
50	Banque Nationale de Belgique	245,149
2,225	Barco NV	200,691
4,312	Bekaert SA	612,764
1,479	Cofinimmo	303,315
45	Compagnie d’Entreprises CFE	70,826
765	Compagnie Immobiliere de Belgique SA	49,327
4,983	Compagnie Maritime Belge SA	345,761
3,050	Deceuninck NV	97,030
674	D’ieteren SA	294,348
3,411	Elia System Operator SA/NV	143,695
2,600	Euronav NV	87,480
3,075	Exmar NV	103,387
167	Icos Vision Systems NV(b)	7,769
3,415	Innogenetics(b)	38,906
3,840	Ion Beam Applications(b)	113,838
829	Kinepolis	61,513
5,034	Melexis NV	96,976
4,938	Omega Pharma SA	399,402
3,216	Option NV(b)	57,290
1,694	Recticel SA	24,669
740	Roularta Media Group NV	66,531
167	SIPEF NV	65,973
6,295	Tessenderlo Chemie NV	336,203
325	VAN DE Velde	16,664
445	VPK Packaging Group	25,294
643	Warehouses De Pauw SCA	44,679

		4,434,068

BERMUDA - 0.1%
94,783	Hiscox Ltd.	570,373

BRAZIL - 1.0%
10,000	Acesita SA	355,965
5,800,000	Avipal SA/Avicultura e Agropecuaria(b)	30,412
5,700	Centrais Eletricas de Santa Catarina SA	103,835

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
BRAZIL (continued)
20,000	Cia Brasileira de Petroleo Ipiranga	$252,474
4,000	Cia de Saneamento do Parana	5,573
720,000	Cia de Tecidos do Norte de Minas - Coteminas	118,044
1,500,000	Cia Energetica do Ceara - Class A	11,189
27,800,000	Cia Paranaense de Energia	345,464
23,500	Cia Petroquimica do Sul SA	414,209
59,190	Confab Industrial SA	208,363
7,800	Duratex SA	174,118
1,870,000	Eletropaulo Metropolitana de Sao Paulo SA, Preferred Shares - Class A	92,980
21,000	Eternit SA	90,468
15,000	Gol-Linhas Aereas Inteligentes SA	430,555
193,000	Klabin SA	601,492
2,400,000	Lojas Americanas SA	152,453
3,000,000	Magnesita SA - Class A	36,409
41,800	Marcopolo SA	130,477
31,800	Metalurgica Gerdau SA	840,756
22,319	NET Servicos de Comunicacao SA(b)	336,692
10,000	Paranapanema SA(b)	190,783
27,977	Perdigao SA	425,627
5,000	Petroquimica Uniao SA	28,778
2,000,000	Plascar Participacoes Industriais SA(b)	87,342
2,600	Refinaria Petroleo Ipiranga	60,164
147,000	Sadia S.A.	632,554
4,200	Saraiva Livreiros Editores	51,055
37,626	Suzano Papel e Celulose SA	397,175
24,900	Suzano Petroquimica SA	59,458
60,640,800	Telemig Celular Participacoes SA	130,471
5,600	Ultrapar Participacoes SA	173,451
113,520	Uniao de Industrias Petroquimicas SA	100,045
19,298	Votorantim Celulose e Papel SA	387,651
58,200	Weg SA	480,248

		7,936,730

CANADA - 2.3%
3,000	Aastra Technologies Ltd.(b)	96,171
1,700	Absolute Software Corp.(b)	27,876
3,300	AEterna Zentaris, Inc.(b)	12,042
6,400	Agricore United	117,402
900	Ainsworth Lumber Co. Ltd.	6,811
1,200	Akita Drilling Ltd. - Class A	18,164
3,533	Alberta Clipper Energy, Inc.(b)	12,446
8,300	Algoma Steel, Inc.(b)	412,196
8,200	Alliance Atlantis Communications, Inc. - Class B(b)	377,899
6,400	Angiotech Pharmaceuticals, Inc.(b)	34,828
35,500	Antrim Energy, Inc.(b)	170,159
6,500	Aquiline Resources, Inc.(b)	47,554
3,900	Astral Comm Class A	152,043
686	Atrium Biotechnologies, Inc.(b)	10,075
16,500	ATS Automation Tooling Systems, Inc.(b)	116,997
21,300	AUR Resources, Inc.	470,177
7,700	Axcan Pharma, Inc.(b)	134,172
8,600	Axia Netmedia Corp.(b)	44,321
9,400	Ballard Power Systems, Inc.(b)	47,004
3,400	Blue Pearl Mining Ltd.(b)	55,171
100	Boralex, Inc. - Class A(b)	1,243
6,500	Bow Valley Energy Ltd.(b)	34,260
1,200	BPO Properties Ltd.	74,601
34,500	Breakwater Resources Ltd.(b)	65,276
5,400	Calfrac Well Services Ltd.	103,680
2,000	Calvalley Petroleums, Inc.(b)	12,416
4,100	Canada Bread Co. Ltd.	197,630
11,400	Canadian Hydro Developers, Inc.(b)	66,249
16,700	Canadian Superior Energy, Inc.(b)	42,581
11,400	Canadian Western Bank	246,098
6,800	Canam Group, Inc.	60,715
7,700	Canfor Corp.(b)	83,320
5,300	Cangene Corp.(b)	38,202
10,800	CanWest Global Communications Corp.(b)	103,631
4,400	Capitol Energy Resources Ltd.(b)	31,120
8,000	Cardiome Pharma Corp.(b)	75,394
13,100	Cascades, Inc.	140,808
7,800	Caspian Energy, Inc.(b)	8,433
37,300	Catalyst Paper Corp.(b)	116,951
5,900	CCL Industries - Class B	203,861
8,500	Celestica, Inc.(b)	57,438
4,300	Celtic Exploration Ltd.(b)	49,590
6,800	Certicom Corp.(b)	24,507
2,688	Chai-Na-Ta Corp.(b)	108
3,800	CHC Helicopter Corp. - Class A	79,944
4,400	Cogeco Cable, Inc.	172,844
10,000	COM DEV International Ltd.(b)	38,742
6,300	Compton Petroleum Corp.(b)	67,433
19,300	Connacher Oil & Gas Ltd.(b)	66,774

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
CANADA (continued)
2,400	Corby Distilleries Ltd. - Class A	$54,059
1,600	Corridor Resources, Inc.(b)	14,762
6,500	Corus Entertainment, Inc. - Class B	275,894
5,000	Cott Corp.(b)	80,863
3,500	Crew Energy, Inc.(b)	32,764
29,000	Crystallex International Corp.(b)	114,704
4,100	Cyries Energy, Inc.(b)	47,210
2,800	Dalsa Corp.(b)	31,534
20,304	Denison Mines Corp.(b)	245,133
1,000	Dorel Industries, Inc. - Class A	32,498
5,600	Dorel Industries, Inc. - Class B	181,386
7,400	Draxis Health, Inc.(b)	42,070
5,100	Dundee Corp. - Class A(b)	235,173
13,900	Dundee Wealth Management, Inc.	200,504
38,500	Dynatec Corp.(b)	152,279
22,900	Eastern Platinum Ltd.(b)	49,105
53,600	Eldorado Gold Corp.(b)	311,488
3,533	Ember Resources, Inc.(b)	8,754
23,100	Emergis, Inc.(b)	133,201
8,400	Enerflex Systems Income Fund	88,170
7,900	Energy Metals Corp.(b)	101,215
23,600	Equinox Minerals Ltd.(b)	52,095
1,500	Equitable Group, Inc.	43,788
12,600	Extendicare Real Estate Investment Trust	192,196
3,729	Fairquest Energy Ltd.(b)	11,087
26,100	First Calgary Petroleums Ltd.(b)	99,471
4,200	FirstService Corp.(b)	124,195
4,200	Flint Energy Services Ltd.(b)	104,290
7,600	FNX Mining Co., Inc.(b)	182,485
6,100	Forsys Metals Corp.(b)	50,508
5,500	Forzani Group Ltd. (The) - Class A(b)	105,897
7,500	Fronteer Development Group, Inc.(b)	97,712
2,900	Galleon Energy, Inc. - Class A(b)	42,511
1,700	Garda World Security Corp. - Class A(b)	34,478
3,500	Gennum Corp.	40,995
13,500	Gold Eagle Mines Ltd.(b)	103,874
6,400	Great Canadian Gaming Corp.(b)	77,326
3,800	Greystar Resources Ltd.(b)	31,156
4,000	GSI Group, Inc.(b)	40,720
5,900	Hanfeng Evergreen, Inc.(b)	50,553
300	Heroux-Devtek, Inc.(b)	2,379
35,400	High River Gold Mines Ltd.(b)	77,185
4,916	Highpine Oil & Gas Ltd.(b)	58,776
5,300	Home Capital Group, Inc.	173,149
9,600	Husky Injection Molding Systems Ltd.	66,341
5,100	Hydrogenics Corp.(b)	4,411
6,800	Imax Corp.(b)	34,800
5,600	Imperial Metals Corp.(b)	61,757
2,800	Indigo Books & Music, Inc.(b)	38,472
6,300	International Forest Products Ltd. - Class A(b)	54,491
6,300	Intertape Polymer Group, Inc.(b)	31,219
4,800	Iteration Energy Ltd.(b)	23,613
25,600	Ivanhoe Energy, Inc.(b)	52,589
13,600	Kingsway Financial Services, Inc.	281,827
5,200	Kirkland Lake Gold, Inc.(b)	61,375
10,000	Labopharm, Inc.,(b)	70,186
2,600	Laurentian Bank Of Canada	75,524
3,100	Leon’s Furniture Ltd.	154,455
17,400	Linamar Corp.	259,142
9,000	Lions Gate Entertainment Corp.(b)	102,967
6,700	MacDonald Dettwiler & Associates Ltd.(b)	298,931
16,400	Magellan Aerospace Corp.(b)	42,112
3,200	Major Drilling Group International(b)	100,766
11,900	Martinrea International, Inc.(b)	183,555
4,100	MEGA Brands, Inc.(b)	83,854
14,500	Mega Uranium Ltd.(b)	93,671
3,600	Melcor Developments Ltd.	95,425
3,000	MI Developments, Inc.	116,308
27,200	Miramar Mining Corp.(b)	116,897
1,500	Morguard Corp.	64,898
1,900	Mosaid Technologies, Inc.	45,159
4,900	Neurcochem, Inc.(b)	56,510
6,300	Norbord, Inc.	47,964
8,400	North American Palladium Ltd.(b)	81,813
1,000	Northbridge Financial Corp.	29,057
18,400	Northern Orion Resources, Inc.(b)	85,543
28,200	Northgate Minerals Corp.(b)	103,663
6,600	NuVista Energy Ltd.(b)	89,911
13,700	Oilexco, Inc.(b)	107,882
11,100	Open Text Corp.(b)	256,123
9,000	PAN American Silver Corp.(b)	254,455
8,800	Pason Systems, Inc.	124,400
22,300	Patheon, Inc.(b)	100,058

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
CANADA (continued)
7,380	Pearl Exploration & Production Ltd.(b)	$34,576
7,700	Peru Copper, Inc.(b)	35,243
5,500	Petrobank Energy & Resources Ltd.(b)	111,992
3,700	Polaris Minerals Corp.(b)	33,003
7,800	ProEx Energy Ltd.(b)	99,020
800	Q9 Networks, Inc.(b)	9,947
17,300	QLT, Inc.(b)	115,188
5,100	Quadra Mining Ltd.(b)	59,184
6,400	Quebecor World, Inc.	87,359
23,200	Quest Capital Corp.	64,590
24,800	Rally Energy Corp.(b)	145,909
4,700	Real Resources, Inc.(b)	39,382
9,400	Reitman’s Canada Ltd. - Class A	204,108
1,900	Richelieu Hardware Ltd.	41,598
7,200	Rider Resources Ltd.(b)	54,167
15,500	Rio Narcea Gold Mines Ltd.(b)	70,664
5,500	Rothmans, Inc.	106,640
11,600	Russel Metals, Inc.	336,535
5,700	Samuel Manu - Tech, Inc.	69,074
13,800	Saskatchewan Wheat Pool(b)	103,323
5,800	Savanna Energy Services Corp.(b)	114,234
13,200	Saxon Energy Services, Inc.(b)	53,162
21,900	SEMAFO, Inc.(b)	37,884
11,200	ShawCor Ltd.	301,115
28,700	Sherritt International Corp.	382,701
13,300	Shore Gold, Inc.(b)	66,027
2,800	Sierra Wireless(b)	50,455
3,100	Silvercorp Metals, Inc.(b)	51,196
20,900	Sino-Forest Corp.(b)	254,589
4,800	St. Lawrence Cement Group, Inc. - Class A	175,367
6,400	Stantec, Inc.(b)	192,536
400	Storm Exploration, Inc.(b)	2,923
9,200	SunOpta, Inc.(b)	118,533
4,600	SXR Uranium One, Inc.(b)	69,213
2,100	Systems Xcellence, Inc.(b)	47,756
18,080	Tahera Diamond Corp.(b)	11,566
7,200	Tanzanian Royalty Exploration Corp.(b)	36,198
17,500	Taseko Mines Ltd.(b)	55,343
2,400	Teknion Corp.(b)	7,460
7,000	Tenke Mining Corp.(b)	151,365
4,600	Tesco Corp.(b)	136,893
14,000	TLC Vision Corp.(b)	82,620
2,000	Toromont Industries Ltd.	50,401
1,400	Transat A.T., Inc. - Class A	47,932
3,600	Transat A.T., Inc. - Class B	122,443
9,000	Transcontinental, Inc. - Class A	174,827
5,600	Transglobe Energy Corp.(b)	24,370
2,800	Tundra Semiconductor Corp.(b)	24,244
5,700	TVA Group, Inc. - Class B	78,061
23,500	Uex Corp.(b)	140,801
4,200	Uni-Select, Inc.	115,643
4,300	Uranium Participation Corp.(b)	62,762
2,500	Van Houtte, Inc.	54,352
1,650	Vasogen, Inc.(b)	5,456
4,700	Vernenex Energy, Inc.(b)	53,017
1,260	Vero Energy, Inc.(b)	7,493
3,000	Virginia Mines, Inc.(b)	15,164
2,100	Vitran Corp., Inc.(b)	41,796
400	Wescast Industries, Inc. - Class A	4,865
3,100	West Fraser Timber Co. Ltd	113,928
17,600	Westaim Corp.(b)	15,382
10,800	Western Copper Corp.(b)	19,169
6,300	Westjet Airlines Ltd.(b)	94,111
8,800	Wi-Lan, Inc.(b)	44,004
4,600	Winpak Ltd.	38,793
19,200	Zarlink Semiconductor, Inc.(b)	42,036

		18,420,761

CHILE - 0.3%
164,971	Banmedica SA	222,839
49,991	Cementos BIO BIO SA	150,767
12,790	Cia de Consumidores de Gas de Santiago SA	82,741
42,000	Cia Sudamericana de Vapores SA(b)	66,970
49,225,119	CorpBanca SA	260,573
17,867	Cristalerias de Chile SA	222,679
792,236	Empresas Iansa SA	107,028
37,174	Farmacias Ahumada SA	145,004
200,535	Industrias Forestales SA	68,298
1,454,475	Madeco SA(b)	183,985
186,759	Parque Arauco SA	193,671
179,728	Vina Concha y Toro SA	331,687
7,044,884	Vina San Pedro SA(b)	73,056

		2,109,298

DENMARK - 0.4%
1,875	ALKA-bello A/S	366,916
1,300	Alm. Brand Skadesforsikring A/S(b)	92,936
1,600	Amagerbanken A/S	110,005
2,400	Auriga Industries - Class B	77,170
2,250	Bang & Olufsen A/S - Class B	291,592
1,100	Biomar Holding A/S	66,392
2,200	Dalhoff Larsen & Horneman A/S - Class B	43,008
950	Dfds A/S	136,157

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
DENMARK (continued)
250	Diba Bank A S	$23,108
2,350	East Asiatic Co. Ltd. A/S	122,386
220	Fionia Bank A/S	69,187
3,700	Forstaedernes Bank A/S	173,454
462	Forstaedernes Bank A/S I - Shares	21,431
1,000	IC Companys A/S	62,778
1,275	NeuroSearch A/S(b)	65,175
4,800	NKT Holding A/S	421,356
25	Norresundby Bank A/S	17,251
200	Parken Sport & Entertainment A/S(b)	72,705
980	Ringkjoebing Landbobank A/S	204,817
720	Roskilde Bank	88,227
1,125	Royal UNIBREW A/S	152,526
350	Sanistal A/S - Class B	74,720
1,000	Schouw & Co.	90,574
700	SimCorp A/S	137,883
2,600	Sjaelso Gruppen	97,146
7,970	Spar Nord Bank A/S	200,368
325	Sparbank Vest A/S	26,216
100	Sparekassen Faaborg A/S	48,624
4,000	TK Development(b)	92,362
7,000	TopoTarget A/S(b)	44,262
500	Vestjysk Bank A/S	30,106

		3,520,838

FINLAND - 0.7%
8,600	Alma Media	110,647
22,250	Amer Sports Oyj - Class A	493,394
1,400	Bank of Aland Plc - Class B	47,982
4,700	Cramo Oyj - Class B	185,355
2,150	Elcoteq SE	18,715
10,700	Elekrobit Group Oyj	22,584
12,200	Finnair Oyj	201,296
5,400	Finnlines Oyj	124,550
9,150	Fiskars Oyj Abp - Class A	155,726
11,650	F-Secure Oyj	34,148
2,100	Hk-Ruokatalo Oyj - Class A	50,751
14,150	Huhtamaki Oyj	240,644
12,000	KCI Konecranes Oyj	431,288
5,400	Kemira GrowHow Oyj	62,142
9,800	Kemira Oyj	238,512
3,265	Kyro Oyj Abp	17,731
5,400	Lassila & Tikanoja Oyj	193,489
1,850	Lemminkainen Oyj	131,644
27,500	M-real Oyj - Class B	187,662
10,440	Nokian Renkaat Oyj	320,565
14,900	OKO Bank Plc - Class A	282,752
1,850	Olvi Oyj - Class A	61,025
2,800	Perlos Oyj(b)	16,440
2,400	PKC Group Oyj	34,314
1,080	Ponsse Oyj	20,872
7,300	Poyry Oyj	156,373
20,000	Raisio Plc - Class V	54,647
6,800	Rapala VMC Oyj	57,068
11,400	Sponda Oyj	193,045
1,500	Stockman Oyj Abp - Class A	74,756
5,315	Stockman Oyj Abp - Class B	264,871
1,660	Tietoenator Oyj	52,326
17,900	Uponor Oyj	738,804
1,200	Vacon Plc	48,876
1,000	Vaisala Oyj - Class A	53,095
16,100	YIT Oyj	570,665

		5,948,754

FRANCE - 1.6%
902	Ales Groupe	23,109
3,474	Alten(b)	138,402
19,560	Altran Technologies SA(b)	185,445
3,839	April Group	202,583
1,781	Assystem	36,098
1,591	Audika	56,096
923	Bacou Dalloz	128,226
1,402	Beneteau SA	181,124
700	BioMerieux	59,068
300	Boiron SA	9,311
629	Bonduelle SCA	73,353
1,360	Bongrain SA	149,360
8,890	Bourbon SA	637,116
298	Bricorama SA	19,515
7	Bull SA(b)	5
10,949	Bull SA(b)	71,451
17,208	Canal Plus	198,925
2,116	Carbone Lorraine	138,557
4,445	CBo Territoria(b)	31,664
489	Cegedim SA	53,914
1,047	Cegid	53,735
1,346	CFF Recycling	88,995
3,425	Club Mediterranee SA(b)	218,665
6,230	Compagnie Generale de Geophysique-Veritas- ADR (b)	259,106
2,331	Compagnie Plastic-Omnium SA(b)	117,350
1,082	Damartex SA	46,393
678	Delachaux SA	60,003
902	Electricite de Strasbourg	212,604
1,280	Etam Developpement SA	102,374
279,888	Euro Disney SCA(b)	34,375
613	Exel Industries SA - Class A	65,774
1,883	Faurecia(b)	145,338
2,688	Fimalac	288,331
839	Fleury Michon SA	51,572
1,570	Foncia Groupe	85,652
10,221	Generale de Sante	446,338
325	Geodis	74,540
6,915	GFI Informatique	71,052
1,254	GL Events	84,346
899	Groupe Crit	45,070
3,507	Groupe Steria SCA	241,059

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
FRANCE (continued)
251	Guerbet	$48,861
1,184	Guyenne et Gascogne SA	198,452
3,678	Haulotte Group	125,418
49,971	Havas SA	278,915
2,150	IMS-International Metal Service	88,685
2,593	Ingenico(b)	68,452
2,016	IPSOS	77,774
2,612	Kaufman & Broad SA	198,798
863	Laurent-Perrier	103,457
346	LISI	36,365
629	Maisons France Confort	52,216
3,415	Manitou BF SA	202,281
873	Manutan (Societe)	72,346
4,555	Nexans SA	669,002
800	Nexity	69,299
463	Norbert Dentressangle	44,049
4,755	Oberthur Card Systems SA	37,502
3,349	Orpea(b)	344,701
2,892	Penauille Polyservices(b)	32,188
666	Petit Forestier	61,735
1,266	Pierre & Vacances	184,703
3,160	Provimi SA	133,681
485	Radiall	66,027
4,762	Rallye SA	332,379
790	Remy Cointreau SA	57,746
108,785	Rhodia SA(b)	444,142
1,356	Rodriguez Group(b)	72,629
1,444	Rubis	133,321
1,400	Saft Groupe SA	47,756
15,650	SCOR	459,170
1,333	SEB SA	248,317
2,300	Sechilienne-Sidec	143,576
886	SIICInvest(b)	3,318
15	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	14,111
2,776	Societe Immobiliere de Location pour l’Industrie et le Commerce	481,944
7,954	SOITEC(b)	186,217
419	Somfy SA	136,241
811	Sopra Group SA	79,755
573	Spir Communication	86,442
1,360	Stallergenes	120,214
857	Ste Industrielle d’Aviation Latecoere SA	31,314
1,316	STEF-TFE	93,258
62	Sucriere de Pithiviers-Le-Vieil	57,383
870	Synergie SA	47,533
6,662	Teleperformance	298,275
2,672	Theolia SA(b)	98,053
750	Toupargel-Agrigel	39,780
2,088	Trigano SA	118,739
8,342	UBISOFT Entertainment(b)	413,810
886	Union Financiere de France BQE SA	60,543
7,341	Viel et Compagnie	56,924
402	Vilmorin & Cie	44,854
1,248	Virbac SA	98,784
127	VM Materiaux SA	12,932

		12,900,361

GERMANY - 1.6%
5,932	Aareal Bank AG(b)	313,034
2,064	Adlink Internet Media AG(b)	47,939
4,077	ADVA AG Optical Networking(b)	41,604
11,559	Aixtron AG(b)	95,701
700	Andreae-Noris Zahn AG	37,465
5,132	AWD Holding AG	258,531
6,102	Baader Wertpapierhan-delsbank AG	42,702
1,916	Balda AG	27,327
3,334	Bechtle AG	102,960
8,045	Bilfinger Berger AG	757,602
1,034	Biotest AG	55,975
780	Boewe Systec AG	47,558
1,342	CENTROTEC Sustainable AG(b)	63,855
1,017	Cewe Color Holding AG	53,844
3,193	ComBOTS AG(b)	45,415
8,271	Comdirect Bank AG	146,964
2,300	Conergy AG	159,715
934	CTS Eventim AG	39,410
4,009	Curanum AG	43,558
6,258	DAB Bank AG	72,493
2,709	Deutsche Euroshop AG	215,998
1,200	Deutsche Wohnen AG	70,094
11,195	Deutz AG(b)	178,790
7,612	Douglas Holdings AG	481,382
1,775	Duerr AG(b)	71,858
440	DVB Bank AG	158,235
6,000	EM.TV AG(b)	35,154
13,153	Epcos AG	281,223
1,290	Escada AG(b)	63,704
1,198	Euwax AG	68,447
10,166	Evotec AG(b)	46,840
3,542	Fielmann AG	230,736
14,237	Freenet AG(b)	444,524
1,320	Fuchs Petrolub AG	112,793
2,507	Gerry Weber International AG	70,333
2,948	GFK AG	134,786
3,263	GPC Biotech AG(b)	95,923
711	Grenkeleasing AG	35,826
1,410	Hawesko Holding AG	46,953
1,384	Indus Holding AG	58,974

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
GERMANY (continued)
834	Interseroh AG zur Verwertung von Sekundaerrohstoffen	$50,043
7,388	IWKA AG(b)	236,377
9,419	Jenoptik AG(b)	102,377
3,331	Kloeckner-Werke AG	72,177
9,805	Kontron AG	180,706
1,372	Krones AG	304,808
210	KSB AG(b)	133,844
1,410	KWS Saat AG	201,075
5,406	Leoni AG	242,788
4,552	Medion AG	62,236
900	Morphosys AG(b)	64,277
4,200	MTU Aero Engines Holding AG	243,915
120	Muehlbauer Holding AG & Co KGaA	4,801
3,842	MVV Energie AG	159,737
1,551	Nemetschek AG	52,368
6,988	Norddeutsche Affinerie AG	230,289
350	Oldenburgische Landesbank AG	26,265
1,199	Pfeiffer Vacuum Technology AG	123,439
3,942	Pfleiderer AG	128,902
5,400	Premiere AG(b)	113,460
8,596	QSC AG(b)	62,327
932	Rational AG	188,761
746	REpower Systems AG(b)	160,365
4,181	Rheinmetall AG	413,684
6,649	Rhoen Klinikum AG	399,856
475	Sartorius AG	27,389
1,302	Schlott Gruppe AG	40,973
14,249	SGL Carbon AG(b)	553,038
904	SHB Stuttgarter Invest AG	43,025
5,128	Singulus Technologies(b)	78,594
1,556	Sixt AG	90,255
5,314	Software AG	468,853
1,149	Solon AG Fuer Solartechnik(b)	64,153
9,857	Stada Arzneimittel AG	648,018
530	STRABAG AG	176,030
4,152	Takkt AG	77,881
4,973	Techem AG	376,127
31,712	United Internet AG	578,202
2,439	Vivacon AG(b)	89,190
1,861	Vossloh AG	192,482
1,200	Wincor Nixdorf AG	116,969
6,982	Wirecard AG(b)	93,895
2,027	Wuerttembergische Lebensversicherung AG - Class D	114,640

		13,144,816

GREECE - 0.5%
11,258	Aspis Bank SA(b)	56,452
8,200	Athens Medical Center SA	54,595
11,160	Attica Holdings SA	69,336
2,660	Babis Vovos International Construction SA	100,257
6,750	Bank of Attica(b)	42,099
2,620	Bank of Greece	364,239
10,660	Blue Star Maritime SA	52,510
1,850	C. Rokas SA	50,467
10,995	Diagnostic & Therapeutic Center of Athens Hygeia SA(b)	59,047
7,500	Ethniki General Insurance Co.(b)	53,647
4,480	Forthnet SA(b)	66,113
4,720	Fourlis Holdings SA	117,835
2,870	Frigoglass SA	75,916
9,670	GEK Group of Cos. SA	156,127
6,280	Geniki Bank(b)	64,945
9,780	Halcor SA	77,009
2,570	Hellenic Duty Free Shops SA	54,962
28,277	Hellenic Technodomiki Tev SA	387,917
6,140	Heracles General Cement Co.	149,918
4,630	Iaso SA	66,058
20,300	Intracom Holdings SA(b)	114,799
6,280	J&P-Avax SA	66,307
3,450	Lampsa Hotel Co.	74,165
8,280	M.J. Maillis SA	28,843
5,160	Metka SA	99,738
10,180	Michaniki SA	81,015
11,600	Minoan Lines Shipping SA(b)	92,378
12,165	Motor Oil Hellas Corinth Refineries SA	347,064
3,920	Mytilineos Holdings SA	193,786
2,580	Neochimiki LV Lavrentiadis SA	79,285
11,720	Regency Entertainment SA	176,295
5,750	Sarantis SA	63,181
23,070	Technical Olympic SA	51,427
3,530	Terna SA	60,007
27,740	Viohalco	470,774
5,346	Vivartia SA	128,014

		4,246,527

HONG KONG - 1.0%
96,000	Alco Holdings Ltd.	49,717
30,000	Allied Group Ltd.	86,537
48,000	Allied Properties HK Ltd.	53,664
56,000	AMVIG Holdings Ltd.	49,233
142,000	Asia Financial Holdings Ltd	69,797
34,000	Asia Satellite Telecommunications Holdings Ltd.	72,052

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
HONG KONG (continued)
1,173,021	Asia Standard International Group Ltd.	$38,047
36,000	Associated International Hotels Ltd.(b)	56,907
64,000	Cafe de Coral Holdings Ltd.	116,557
250,000	Champion Technology Holdings Ltd.	50,741
180,000	Chaoda Modern Agriculture Ltd.	148,683
70,000	Chen Hsong Hldgs	45,445
36,000	Chevalier International Holdings Ltd.	36,581
174,000	China Agri-Industries Ltd.	77,631
130,000	China Electronics Corp. Holdings Co. Ltd.	18,992
174,000	China Foods Ltd.	111,320
228,000	China Gas Holdings Ltd.	46,010
63,000	China Green Holdings Ltd.	49,410
154,000	China Insurance International Holdings Co. Ltd.(b)	190,508
106,000	China Metal International Holdings, Inc.	38,503
194,000	China Oriental Group Co. Ltd.	67,501
190,000	China Pharmaceutical Group Ltd.(b)	41,609
267,000	China Power International Development Ltd.	138,676
202,000	China Rare Earth Holdings Ltd.	46,678
348,000	China Resources Logic Ltd.	49,082
54,000	China Shineway Pharmaceutical Group Ltd.	37,852
480,000	China Solar Energy Holdings Ltd.(b)	33,294
51,000	Chong Hing Bank Ltd.	128,749
52,000	Chow Sang Sang Holdings Ltd.	37,335
350,000	Citic 21CN Co. Ltd.(b)	41,771
580,000	Citic Resources Holdings Ltd.(b)	271,110
48,000	Clear Media Ltd.(b)	50,645
286,000	Coastal Greenland Ltd.	43,860
94,000	Comba Telecom Systems Holdings Ltd.	40,571
120,000	Cosco International Holdings Ltd.	74,548
60,000	Coslight Technology International Group Ltd.	44,029
44,000	Cross-Harbour Holdings Ltd	38,861
33,550	Dickson Concepts International Ltd.	38,677
121,000	Digital China Holdings Ltd.	49,128
151,000	DVN Holdings Ltd.(b)	41,789
195,000	Easyknit Enterprises Holdings Ltd.(b)	70,282
168,234	EganaGoldpfeil Holdings Ltd.	121,731
32,400	Emperor Capital Group Ltd.(b)	2,527
162,000	Emperor International Holdings Ltd.	36,319
121,000	Enerchina Holdings Ltd.	8,150
60,000	eSun Holdings Ltd.(b)	49,088
218,664	Far East Consortium Ltd.	87,869
54,000	Fong’s Industries Co. Ltd.	41,720
118,000	Fountain SET Holdings Ltd.	40,983
39,000	FU JI Food & Catering Services Holdings Ltd.	118,702
98,000	Fubon Bank Hong Kong Ltd.	58,661
490,000	Geely Automobile Holdings Ltd.	64,002
170,000	Giordano International Ltd.	82,171
184,000	Global Bio-Chem Technology Group Co. Ltd.	78,486
116,000	Glorious Sun Enterprises Ltd.	58,244
211,714	Golden Meditech Co. Ltd.(b)	91,235
44,000	Grande Holdings Ltd.	18,871
638,000	Guangzhou Investment Co. Ltd.	149,072
120,000	GZI Transportation Ltd.	75,369
40,000	Harbour Centre Development Ltd.	72,698
159,600	HKR International Ltd.	101,332
56,000	Hong Kong Ferry Holdings Ltd.	59,977
8,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	2,544
59,631	Hung Hing Printing Group Ltd.	33,475
450,000	Hutchison Harbour Ring Ltd.	33,767
135,000	I-CABLE Communications Ltd.	32,642
210,000	Innomaxx Biotechnology Group Ltd.(b)	53,724
23,000	Integrated Distribution Services Group Ltd.	64,344
261,217	K Wah International Holdings Ltd.	88,122
192,000	Kingway Brewery Holdings Ltd.	75,969
99,000	Kowloon Development Co. Ltd.	199,460
1,072,000	Lai Sun Development Ltd.(b)	36,503

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
HONG KONG (continued)
43,000	Li Ning Co. Ltd.	$84,005
46,000	Liu Chong Hing Investment Ltd.	68,027
62,000	Lung Kee (Bermuda) Holdings Ltd.	28,130
98,000	Midland Holdings Ltd.	60,203
440,000	Mingyuan Medicare Development Co. Ltd.	44,055
108,000	Minmetals Resources Ltd.(b)	42,746
67,000	Miramar Hotel & Investment Co. Ltd.	123,108
3,671,148	Nan Hai Corp. Ltd.(b)	43,688
280,000	Natural Beauty Bio-Technology Ltd.	64,260
420,000	Neo-China Group Holdings Ltd.	56,815
162,000	Next Media Ltd.	54,259
116,000	Norstar Founders Group Ltd.	51,539
242,000	Oriental Press Group Ltd.	49,056
200,000	Pacific Andes International Holdings Ltd.	64,595
69,000	Pacific Basin Shipping Ltd.	68,869
104,000	Pacific Century Insurance Holdings Ltd.	105,706
275,000	Pacific Century Premium Developments Ltd.	87,757
150,000	Peace Mark Holdings Ltd.	167,879
200,000	Pico Far East Holdings Ltd.	45,249
198,000	Playmates Holdings Ltd.	28,825
25,000	Ports Design Ltd.	70,006
192,000	Prime Success International Group Ltd.	126,235
80,000	Public Financial Holdings Ltd.	60,499
130,081	PYI Corp. Ltd.	57,320
1,222,000	Regal Hotels International Holdings Ltd.	105,368
56,000	Road King Infrastructure Ltd.	93,485
88,000	SA SA International Holdings Ltd.	26,904
200,000	SCMP Group Ltd.	76,575
194,000	Shanghai Real Estate Ltd.	57,026
1,177,500	Shenzen International Holdings Ltd.	80,435
538,000	Shougang Concord International Enterprises Co. Ltd.	51,058
34,000	Shui On Construction & Materials Ltd.	76,800
200,000	Silver Grant International. Ltd.	52,517
236,000	Sino Biopharmaceutical Ltd.	39,976
2,330,000	Sino-I Technology Ltd.(b)	32,848
242,000	Sinolink Worldwide Holdings Ltd.	55,704
118,000	Sinopec Kantons Holdings Ltd.	31,840
436,000	Skyworth Digital Holdings Ltd.	59,779
43,500	SmarTone Telecommunications Holding Ltd.	49,917
91,000	Sun Hung Kai & Co. Ltd.	81,087
82,000	TAI Cheung Holdings Ltd.	57,168
290,000	TCL Multimedia Technology Holdings Ltd.(b)	24,706
132,000	Texwinca Holdings Ltd.	93,865
134,000	Tian An China Investment Co. Ltd.(b)	97,735
106,000	Tianjin Development Holdings Ltd.	87,872
420,000	Titan Petrochemicals Group Ltd.	34,136
132,000	Top Form International Ltd.	19,508
50,000	Truly International Holdings Ltd.	50,157
100,000	Upbest Group Ltd.	28,958
45,000	Varitronix International Ltd.	30,053
116,000	Victory City Holdings Ltd.	49,665
136,000	Vitasoy International Holdings Ltd.	60,764
29,000	Vtech Holdings Ltd.	218,369
70,000	Wai Kee Holdings Ltd.	26,250
29,000	Wing On Co. International Ltd.	45,786

		8,379,281

HUNGARY - 0.1%
1,508	Danubius Hotel & Spa Plc(b)	72,931
1,589	Egis Plc	188,251
15,083	Fotex Plc(b)	71,932
6,351	Tiszai Vegyi Kombinat NyRt	265,430

		598,544

INDONESIA - 0.3%
314,500	Apexindo Pratama Duta PT	65,117
4,550,000	Bakrie & Brothers Tbk PT(b)	119,153
1,594,500	Bank Niaga Tbk PT	145,481
3,011,250	Bank Pan Indonesia Tbk PT(b)	206,281
857,000	Berlian Laju Tanker Tbk PT	189,478
468,000	Bhakti Investama Tbk PT(b)	64,685
479,000	Ciputra Surya Tbk PT	69,783
175,500	Citra Marga Nusaphala Persada Tbk PT	48,273
350,000	Davomas Adabi Tbk PT(b)	24,506
1,552,000	Energi Mega Persada Tbk PT(b)	101,905

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
INDONESIA (continued)
1,307,500	Global Mediacom Tbk PT(b)	$171,055
1,339,000	Holcim Indonesia Tbk PT(b)	105,094
1,738,500	Indofood Sukses Makmur Tbk PT	310,867
1,219,500	Kalbe Farma Tbk PT(b)	167,680
1,978,000	Kawasan Industri Jababeka Tbk PT	42,027
867,000	Lippo Karawaci Tbk PT	121,852
1,284,300	Matahari Putra Prima Tbk PT(b)	99,627
130,000	Medco Energi Internasional Tbk PT	49,969
2,072,500	Panin Life Tbk(b)	37,926
1,254,500	Ramayana Lestari Sentosa Tbk PT	109,599
125,500	Sinar Mas Agro Resources & Technology Tbk PT(b)	53,333
180,500	Sumalindo Lestari Jaya Tbk PT(b)	54,223
384,000	Summarecon Agung Tbk PT	49,545
1,025,000	Tempo Scan Pacific Tbk PT	95,089

		2,502,548

IRELAND - 0.5%
5,961	Abbey Plc	88,877
78,374	Blackrock International Land Plc(b)	49,899
19,916	DCC Plc	666,244
40,375	Dragon Oil Plc(b)	137,086
6,927	FBD Holdings Plc	377,044
78,374	Fyffes Plc	107,756
52,546	Glanbia Plc	254,929
40,306	Greencore Group Plc	251,591
25,432	Iaws Group Plc	631,800
6,355	Irish Continental Group Plc(b)	181,725
126,231	Kenmare Resources Plc(b)	124,058
6,560	McInerney Holdings Plc	124,042
9,316	Paddy Power Plc	259,256
13,296	Readymix Plc	51,554
78,374	Total Produce Plc(b)	82,280
48,645	United Drug Plc	266,883
679,800	Waterford Wedgewood Plc(b)	36,180

		3,691,204

ISRAEL - 0.5%
31,823	Aloni Hetz Properties & Investments Ltd.	178,751
14,254	Alvarion Ltd.(b)	120,501
11,336	AudioCodes Ltd.(b)	76,577
10,202	Azorim-Investment Development & Construction Co. Ltd.	118,604
7,287	Blue Square Chain Investments & Properties Ltd.	103,557
6,797	Blue SquareIsrael Ltd.	117,009
40,000	Clal Industries & Investments	258,164
3,693	Danya Cebus Ltd.	72,770
13,567	Delek Automotive Systems Ltd.	123,226
128,917	Delek Drilling - LP	74,070
10,104	Direct Insurance Financial Investments Ltd.(b)	57,241
5,168	Elbit Medical Imaging Ltd.	232,016
1,283	Electra (Israel) Ltd.(b)	244,956
10,253	Elron Electronic Industries Ltd.(b)	164,955
2,757	FMS Enterprises Migun Ltd.	81,352
19,563	Frutarom	175,673
3,086	Hot-Cable System Media Ltd.(b)	29,276
51,102	Housing & Construction Holdings Ltd.(b)	85,861
52,358	Industrial Buildings Corp.	164,526
5,109	Israel Petrochemical Enterprises Ltd.(b)	55,852
10,291	Israel Salt Industries Ltd.	69,299
5,206	Ituran Location & Control Ltd.	70,558
2,244	Koor Industries Ltd.(b)	142,581
17,080	Ormat Industries Ltd.	204,005
1,051	Property & Building Corp. Ltd.	191,942
5,150	RADVision Ltd.(b)	112,313
7,800	Retalix Ltd.(b)	171,367
15,819	Scailex Corp. Ltd.(b)	140,923
50,253	Super-Sol Ltd.(b)	205,488
4,294	Tadiran Communications Ltd.	221,063
16,189	Union Bank of Israel	87,472

		4,151,948

ITALY - 1.0%
4,493	Acegas-APS SpA	57,060
4,777	Actelios SpA(b)	58,735
18,355	Aedes SpA	170,769
15,047	Alitalia SpA(b)	18,819
20,522	Amplifon SpA	194,354
4,096	Arnoldo Mondadori Editore SpA	45,089
11,747	Astaldi SpA	121,977
19,000	Azimut Holding SpA	303,586
47,864	Banca Finnat Euramerica SpA	67,535
13,083	Banca Intermobiliare SpA	143,835
6,895	Banca Popolare dell’Etruria e del Lazio	151,071

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
ITALY (continued)
16,395	Banca Profilo SpA	$59,015
10,603	Banco di Desio e della Brianza SpA	134,449
11,767	Benetton Group SpA	204,095
2,727	Biesse SpA	81,701
868	Bonifica Ferraresi e Imprese Agricole SpA	43,911
6,562	Brembo SpA	100,985
10,024	Caltagirone Editore SpA	87,135
8,326	Caltagirone SpA	108,376
7,938	Carraro SpA	80,828
15,854	Cementir SpA	233,588
77,904	Compagnie Industriali Riunite SpA	336,111
11,238	Credito Artigiano SpA	63,447
1,743	Credito Bergamasco SpA	91,568
10,587	Cremonini SpA	39,026
4,901	Danieli & Co. SpA	130,414
11,715	De Longhi SpA	74,275
1,000	Digital Multimedia Technologies SpA(b)	98,948
3,739	Ergo Previdenza SpA	26,799
4,260	Esprinet SpA	90,261
2,543	Fiera Milano SpA	30,643
55,550	Gemina SpA(b)	236,703
12,205	Gewiss SpA	107,778
2,618	GranitiFiandre SpA	30,375
34,089	Gruppo Editoriale L’Espresso SpA	177,870
176,888	Immobiliare Lombarda SpA(b)	56,643
45,336	IMMSI SpA	145,057
29,000	Impregilo SpA(b)	235,380
6,730	Indesit Co. SpA	157,661
3,035	Industria Macchine Automatiche SpA	60,398
6,000	Interpump Group SpA	70,858
67,845	Iride SpA	253,677
16,980	Juventus Football Club SpA(b)	42,478
59,445	KME Group(b)	58,765
3,165	Mariella Burani SpA	105,137
5,000	MARR SpA	56,449
10,871	Marzotto SpA	59,044
6,000	Meliorbanca SpA	39,505
8,988	Navigazione Montanari SpA	53,833
5,000	Panariagroup Industrie Ceramiche SpA	46,210
4,609	Permasteelisa SpA	123,333
20,492	Piccolo Credito Valtellinese Scarl	360,768
45,883	Premafin Finanziaria SpA	165,936
15,524	Premuda SpA	34,862
521	RDM Realty SpA(b)	2,853
21,864	Recordati SpA	184,273
18,894	Risanamento SpA	189,561
1,433	Sabaf SpA	57,906
1,068	SAES Getters SpA	42,138
1,000	SAVE SpA	35,952
41,186	Societa Partecipazioni Finanziarie SpA(b)	39,323
3,079	Socotherm SpA	46,978
10,367	Sogefi SpA	99,088
12,888	Sol SpA	97,459
45,647	Sorin SpA(b)	114,944
8,578	Stefanel SpA	37,638
333,382	Telecom Italia Media SpA(b)	153,739
60,560	Tiscali SpA(b)	224,800
2,530	Tod’s SpA	237,554
4,797	Trevi Finanziaria SpA	79,589
10,871	Valentino Fashion Group SpA	473,330
5,718	Vianini Lavori SpA	100,696
3,570	Vittoria Assicurazioni SpA	70,052

		8,414,998

JAPAN - 7.4%
5,200	ABILIT Corp.	26,370
22,000	Achilles Corp.	36,504
16,000	ADEKA Corp.	174,796
3,000	Advan Co. Ltd.	37,011
2,448	Aeon Fantasy Co. Ltd.	62,314
3,000	Ahresty Corp.	85,367
6,400	Ai Holdings Corp.(b)	28,656
12,000	Aica Kogyo Co. Ltd.	152,640
1,100	Aichi Bank Ltd. (The)	119,444
13,200	Aichi Corp.	150,323
20,000	Aichi Machine Industry Co. Ltd.	48,712
9,000	Aida Engineering Ltd.	60,627
2,600	Aiphone Co. Ltd.	50,520
9,000	Airport Facilities Co. Ltd.	66,223
7,300	Aisan Industry Co. Ltd.	79,908
15,000	Akebono Brake Industry Co. Ltd.	129,047
35,000	Akita Bank Ltd. (The)	170,434
11,900	Allied Telesis Holdings KK(b)	8,315
4,000	Aloka Co. Ltd.	46,638
1,900	Alpha Systems, Inc.	51,170
5,800	Alpine Electronics, Inc.	95,621
3,000	Alps Logistics Co. Ltd.	49,079
11,000	Amano Corp.	144,169
14,000	Ando Corp.	29,756
8,000	Anest Iwata Corp.	42,370
24,000	Anritsu Corp.	111,234
2,100	AOI Electronic Co. Ltd.	42,120
4,600	AOKI Holdings, Inc.	88,335
30,000	Aomori Bank Ltd. (The)	117,391
4,700	Ariake Japan Co. Ltd.	96,550
6,600	Arisawa Manufacturing Co. Ltd.	64,246

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
JAPAN (continued)
2,000	Art Corp.	$61,276
2,900	As One Corp.	80,333
15,000	Asahi Diamond Industrial Co. Ltd.	105,118
12,000	Asahi Organic Chemicals Industry Co. Ltd.	46,354
4,350	Asahi Pretec Corp.	108,949
9,000	Asahi Soft Drinks Co. Ltd.	131,901
13,000	Asahi TEC Corp.(b)	21,953
4,000	ASKA Pharmaceutical Co. Ltd.	31,328
7,000	Asunaro Aoki Construction Co. Ltd.	46,922
41,000	Atsugi Co. Ltd.	65,832
3,600	Avex Group Holdings, Inc.	51,649
18,000	Bando Chemical Industries Ltd.	92,137
2,600	Bank of Iwate Ltd. (The)	149,852
2,600	Bank of Okinawa Ltd. (The)	95,829
24,000	Bank of Saga Ltd. (The)	85,584
5,000	Bank of the Ryukyus Ltd.(b)	106,354
5,900	Belluna Co. Ltd.	74,303
11,000	Best Denki Co. Ltd.	67,115
4,000	Bookoff Corp.	67,388
1,000	Bull-Dog Sauce Co. Ltd.	11,309
8,000	Bunka Shutter Co. Ltd.	47,353
3,600	CAC Corp.	28,826
14,000	Calpis Co. Ltd.	133,361
4,500	Canon Electronics, Inc.	143,863
7,000	Canon Finetech, Inc.	124,674
9,800	Capcom Co. Ltd.	148,613
3,500	Cawachi Ltd.	95,340
13,000	Central Finance Co. Ltd.	72,048
7,800	Century Leasing System, Inc.	104,755
8,500	Chiba Kogyo Bank Ltd. (The)(b)	112,501
7,500	Chiyoda Co. Ltd.	170,133
1,400	Chofu Seisakusho Co. Ltd.	30,989
20,000	Chori Co. Ltd.(b)	35,115
5,500	Chudenko Corp.	102,041
14,000	Chuetsu Pulp & Paper Co. Ltd.	29,042
17,000	Chugai Ro Co. Ltd.	62,209
8,000	Chugoku Marine Paints Ltd.	74,761
34,000	Chukyo Bank Ltd. (The)	106,551
9,000	Chuo Spring Co. Ltd.	41,069
13,000	CKD Corp.	122,371
5,000	Cleanup Corp.	44,433
7,000	CMK Corp.	78,811
14	Coca-Cola Central Japan Co. Ltd.	109,101
8,000	Commuture Corp.	58,548
4,400	Corona Corp.	74,435
6,600	Cosel Co. Ltd.	113,675
73,000	Cosmo Securities Co. Ltd.	125,298
62	Cybozu, Inc.	24,477
13,000	D&M Holdings, Inc.	51,542
23,000	Dai Nippon Toryo Co. Ltd.	36,780
13,000	Daibiru Corp.	192,832
9,000	Dai-Dan Co. Ltd.	55,802
7,000	Daido Metal Co. Ltd.	43,795
7,000	Daidoh Ltd.	90,380
17,000	Daifuku Co. Ltd.	214,041
18,000	Daihen Corp.	108,778
10,000	Daiichi Jitsugyo Co. Ltd.	44,717
23,000	Daiken Corp.	72,622
2,500	Daikoku Denki Co. Ltd.	41,832
23,000	Daikyo, Inc.	115,774
5,000	Daimei Telecom Engineering Corp.	53,073
16,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	82,773
13,000	Daio Paper Corp.	99,740
28,000	Daisan Bank Ltd. (The)	90,326
4,464	Daiseki Co. Ltd.	86,227
13,000	Daiso Co. Ltd.	42,378
2,600	Daisyo Corp.	34,321
8,000	Daiwa Industries Ltd.	56,284
23,000	Daiwa Seiko, Inc.	42,538
15,000	Daiwabo Co. Ltd.	38,912
2,500	Daiwabo Information System Co. Ltd.	33,855
16,260	DCM Japan Holdings Co. Ltd.	153,158
17,000	Denki Kogyo Co. Ltd.	143,829
2,800	Densei-Lambda KK	39,567
4,000	Denyo Co. Ltd.	42,285
11,000	Descente Ltd.	52,603
3,150	Doshisha Co. Ltd.	57,609
2,900	Doutor Coffee Co. Ltd.	58,964
1,700	DTS Corp.	52,688
3,100	Dydo Drinco, Inc.	127,534
400	eAccess Ltd.	247,895
8,000	Eagle Industry Co. Ltd.	89,292
21,000	Ehime Bank Ltd. (The)	70,508
32,000	Eighteenth Bank Ltd. (The)	143,780
4,000	Eiken Chemical Co. Ltd.	36,566
2,700	Eizo Nanao Corp.	92,351
3,000	Eneserve Corp.(b)	10,224
4,300	Enplas Corp.	62,612
8,000	Epson Toyocom Corp.	57,753
4,000	ESPEC Corp.	50,317
4,000	Exedy Corp.	106,729
11,900	Fancl Corp.	171,963
22,000	FDK Corp.(b)	31,643
4,000	Foster Electric Co. Ltd.	45,048
2,900	FP Corp.	89,380
33,000	France Bed Holdings Co. Ltd.	62,180
5,300	Fuji Co. Ltd.	87,672

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
JAPAN (continued)
19,000	Fuji Kyuko Co. Ltd.	$90,004
14,900	Fuji Oil Co. Ltd.	122,052
4,800	FUJI SOFT, Inc.	137,898
19,000	Fujibo Holdings, Inc.(b)	36,781
3,600	Fujicco Co. Ltd.	37,922
5,000	Fujikura Kasei Co. Ltd.	47,702
13,000	Fujita Kanko, Inc.	108,934
15,000	Fujitec Co. Ltd.	108,063
5,400	Fujitsu Business Systems Ltd.	89,324
4,000	Fujitsu Devices, Inc.	58,112
3,700	Fujitsu Frontech Ltd.	32,842
18,000	Fujitsu General Ltd.(b)	40,199
23,000	Fujiya Co. Ltd.(b)	48,826
6,000	Fukuda Corp.	22,539
34,000	Fukui Bank Ltd. (The)	107,930
32,000	Fukushima Bank Ltd. (The)	36,695
24,000	Fukuyama Transporting Co. Ltd.	100,850
58,000	Furukawa Co. Ltd.	136,095
2,000	Furusato Industries Ltd.	28,734
18,000	Fuso Pharmaceutical Industries Ltd.	51,144
5,200	Futaba Corp.	126,406
53	Future Architect, Inc.	36,464
4,000	Fuyo General Lease Co. Ltd	127,238
15,000	Gakken Co. Ltd.	39,921
6,900	Gecoss Corp.	39,712
27,000	Godo Steel Ltd.	133,972
64,000	GS Yuasa Corp.	128,557
610	Gulliver International Co. Ltd.	38,025
8,000	Gun-Ei Chemical Industry Co. Ltd.	21,810
26,000	Gunze Ltd.	147,618
2,900	H.I.S. Co. Ltd.	89,697
2,900	Hakuto Co. Ltd.	42,880
44,000	Hanwa Co. Ltd.	220,962
2,000	Happinet Corp.	27,201
3,400	Haruyama Trading Co. Ltd.	33,934
9,000	Heiwado Co. Ltd.	149,265
7,000	Hibiya Engineering Ltd.	58,256
29,000	Higashi-Nippon Bank Ltd. (The)	128,254
5,700	Hitachi Information Systems Ltd.	124,303
13,000	Hitachi Kokusai Electric, Inc.	157,451
8,000	Hitachi Medical Corp.	83,573
31,000	Hitachi Plant Technologies Ltd.	179,494
6,000	Hitachi Powdered Metals Co. Ltd.	29,224
5,400	Hitachi Software Engineering Co. Ltd.	128,899
4,000	Hitachi Systems & Services Ltd.	85,032
4,500	Hitachi Tool Engineering Ltd.	63,120
13,000	Hitachi Transport System Ltd.	149,289
94,500	Hitachi Zosen Corp.(b)	168,661
12,000	Hodogaya Chemical Co. Ltd	41,308
1,800	Hogy Medical Co. Ltd.	85,545
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	36,683
49,000	Hokuetsu Bank Ltd. (The)	129,729
28,000	Hokuetsu Paper Mills Ltd.	136,486
12,000	Hokuriku Electric Industry Co. Ltd.	27,037
4,400	Hokuto Corp.	70,177
4,000	Horiba Ltd.	146,452
15,700	Hosiden Corp.	211,207
4,000	Hosokawa Micron Corp.	32,221
2,000	IBJ Leasing Co. Ltd.	43,661
1,000	Ichikoh Industries Ltd.	2,795
10,000	Ichiyoshi Securities Co. Ltd.	160,584
1,900	Icom, Inc.	53,407
5,000	Idec Corp.	81,194
13,000	Iino Kaiun Kaisha Ltd.	155,041
3,100	Inaba Denki Sangyo Co. Ltd.	108,225
1,600	Inaba Seisakusho Co. Ltd.	25,825
12,000	Inabata & Co. Ltd.	95,922
8,000	Inageya Co. Ltd.	60,807
9,500	Ines Corp.	67,330
3,000	Information Services International-Dentsu Ltd.	31,011
9,000	INTEC Holdings Ltd.	118,795
1,451	Invoice, Inc.	60,891
4,000	Ise Chemical Corp.	55,222
41,000	Iseki & Co. Ltd.(b)	83,899
56,000	Ishihara Sangyo Kaisha Ltd.(b)	103,309
12,800	Itochu Enex Co. Ltd.	97,790
2,300	Itochu-Shokuhin Co. Ltd.	74,408
32,000	Itoham Foods, Inc.	145,899
6,000	Itoki Corp.	50,795
10,000	Iwasaki Electric Co. Ltd.	23,143
40,000	Iwatani International Corp.	117,282
11,000	Izumiya Co. Ltd.	86,125
9,000	J Bridge Corp.(b)	7,946
2,200	Jalux, Inc.	38,072
4,000	Jamco Corp.	35,824
27,000	Janome Sewing Machine Co. Ltd.	37,307
12,000	Japan Airport Terminal Co. Ltd.	219,832
3,300	Japan Cash Machine Co. Ltd.	33,324

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
JAPAN (continued)
4,500	Japan Digital Laboratory Co. Ltd.	$72,929
3,800	Japan General Estate Co. Ltd. (The)	82,985
26,000	Japan Pulp & Paper Co. Ltd	100,679
21,000	Japan Radio Co. Ltd.	73,040
7,000	Japan Transcity Corp.	34,840
8,000	Japan Vilene Co. Ltd.	48,642
12,000	Japan Wool Textile Co. Ltd. (The)	102,360
3,400	JBCC Holdings, Inc.	34,765
15,000	Jeol Ltd.	100,409
33,000	JFE Shoji Holdings, Inc.	180,323
21,000	J-Oil Mills, Inc.	73,656
5,400	Joint Corp.	178,436
10,000	Joshin Denki Co. Ltd.	66,795
5,200	JSP Corp.	58,823
23,000	Juki Corp.	148,248
2,000	Kabuki-Za Co. Ltd.	81,076
3,200	Kadokawa Group Holdings, Inc.	101,609
4,800	Kaga Electronics Co. Ltd.	88,183
16,000	Kagawa Bank Ltd. (The)	106,670
9,600	Kagome Co. Ltd.	157,392
19,000	Kaken Pharmaceutical Co. Ltd.	146,275
5,000	Kameda Seika Co. Ltd.	61,199
7,000	Kamei Corp.	51,704
14,000	Kanagawa Chuo Kotsu Co. Ltd.	64,710
15,000	Kandenko Co. Ltd.	95,266
71,000	Kanematsu Corp.(b)	135,061
12,000	Kanto Auto Works Ltd.	151,663
7,000	Kanto Natural Gas Development Ltd.	45,473
9,600	Kanto Tsukuba Bank Ltd. (The)	73,667
8,000	Kasumi Co. Ltd.	44,859
4,000	Katakura Industries Co. Ltd.	73,208
5,000	Kato Sangyo Co. Ltd.	67,825
30,000	Kayaba Industry Co. Ltd.	180,583
8,000	Keihanshin Real Estate Co. Ltd.	56,401
12,000	Keihin Co. Ltd. (The)	24,572
6,800	Keiyo Co. Ltd.	50,280
2,000	Kentucky Fried Chicken Japan Ltd.	36,898
81,000	Kenwood Corp.	123,073
2,900	KEY Coffee, Inc.	40,924
5,000	Kibun Food Chemifa Co. Ltd.	58,434
14,000	Kinki Nippon Tourist Co. Ltd.	42,424
2,900	Kintetsu World Express, Inc.	104,605
2,600	Kisoji Co. Ltd.	45,373
7,000	Kissei Pharmaceutical Co. Ltd.	133,462
1,800	Kita-Nippon Bank Ltd. (The)	79,762
14,000	Kitz Corp.	109,379
82,000	Kiyo Holdings, Inc.	143,133
7,300	Koa Corp.	95,098
9,000	Koatsu Gas Kogyo Co. Ltd.	55,433
7,300	Koei Co. Ltd.	115,779
3,000	Kohnan Shoji Co. Ltd.	37,102
5,600	Kojima Co. Ltd.	44,962
8,000	Komatsu Seiren Co. Ltd.	38,128
3,410	Konaka Co. Ltd.	36,250
14,000	Krosaki Harima Corp.	64,011
6,240	K’s Holdings Corp.	162,736
15,000	Kumagai Gumi Co. Ltd.	27,234
47,000	Kurabo Industries Ltd.	127,936
34,000	KUREHA Corp.	166,471
17,000	Kurimoto Ltd.	46,561
4,700	Kuroda Electric Co. Ltd.	65,396
9,000	Kyoden Co. Ltd.	31,184
16,000	Kyodo Printing Co. Ltd.	60,785
6,300	Kyokuto Kaihatsu Kogyo Co. Ltd.	52,505
18,000	Kyokuyo Co. Ltd.	38,271
2,400	Kyoritsu Maintenance Co. Ltd.	52,539
12,000	Kyowa Exeo Corp.	125,092
14,000	Kyudenko Corp.	81,059
56,000	Kyushu-Shinwa Holdings, Inc.(b)	61,215
13,000	Laox Co. Ltd.	18,803
8,500	Life Corp.	112,082
2,500	Macnica, Inc.	68,028
30,000	Maeda Corp.	107,729
14,000	Maeda Road Construction Co. Ltd.	110,217
2,200	Maezawa Kasei Industries Co. Ltd.	30,992
2,600	Maezawa Kyuso Industries Co. Ltd.	43,663
18,000	Makino Milling Machine Co. Ltd.	244,997
3,300	Mandom Corp.	84,331
2,900	Mars Engineering Corp.	60,624
4,900	Marubun Corp.	66,564
17,000	Marudai Food Co. Ltd.	62,428
27,000	Maruetsu, Inc. (The)(b)	112,445
50,000	Maruha Group, Inc.	103,512
14,000	Marusan Securities Co. Ltd.	176,150
1,900	Maruwa Co. Ltd.	40,304
17,000	Maruzen Co. Ltd.(b)	25,056
11,000	Maruzen Showa Unyu Co. Ltd.	38,157
6,700	Matsumotokiyoshi Co. Ltd.	157,433
8,000	Matsuya Co. Ltd.	148,703

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
JAPAN (continued)
2,800	Matsuya Foods Co. Ltd.	$36,266
28,000	Matsuzakaya Holdings Co. Ltd.	234,086
8,000	Max Co. Ltd.	123,731
2,000	Maxvalu Tokai Co. Ltd.	35,153
2,800	MEC Co. Ltd.	29,324
3,500	Megachips Corp.	69,514
41,000	Meidensha Corp.	149,303
5,000	Meito Sangyo Co. Ltd.	99,375
4,800	Meiwa Estate Co. Ltd.	69,513
31,000	Mercian Corp.	81,434
26,000	Michinoku Bank Ltd. (The)	88,492
10,000	Mikuni Coca-Cola Bottling Co. Ltd.	105,645
1,680	Milbon Co. Ltd.	51,798
800	Mimasu Semiconductor Industry Co. Ltd.	16,957
55,000	Minato Bank Ltd. (The)	123,360
2,200	Ministop Co. Ltd.	38,917
4,000	Misawa Homes Holdings, Inc.(b)	70,143
13,000	Mito Securities Co. Ltd.	58,165
8,000	Mitsuba Corp.	63,238
33,000	Mitsubishi Cable Industries Ltd.	53,817
69,000	Mitsubishi Paper Mills Ltd.	123,288
6,000	Mitsubishi Pencil Co. Ltd.	100,568
18,000	Mitsubishi Steel Manufacturing Co. Ltd.	88,489
4,000	Mitsubishi UFJ Lease & Finance Co. Ltd.	171,056
16,000	Mitsuboshi Belting Co. Ltd.	99,898
4,000	Mitsui High-Tec, Inc.	58,645
8,000	Mitsui Home Co. Ltd.	51,634
30,000	Mitsui Mining Co. Ltd.(b)	51,223
21,000	Mitsui Sugar Co. Ltd.	72,061
25,000	Mitsui-Soko Co. Ltd.	179,431
6,000	Mitsumura Printing Co. Ltd.	23,403
14,000	Mitsuuroko Co. Ltd.	98,554
6,100	Miura Co. Ltd.	165,656
27,000	Miyazaki Bank Ltd. (The)	115,000
14,000	Miyoshi Oil & Fat Co. Ltd.	27,633
23,000	Mizuno Corp.	143,611
14,000	Mochida Pharmaceutical Co. Ltd.	145,538
4,700	Modec, Inc.	148,887
43,000	Morinaga & Co. Ltd.	97,238
31,000	Morinaga Milk Industry Co. Ltd.	141,975
8,000	Morita Corp.	45,079
8,000	MOS Food Services, Inc.	107,354
2,100	Moshi Moshi Hotline, Inc.	90,974
7,300	Mr Max Corp.	31,565
18,000	Nabtesco Corp.	244,239
33,000	Nachi-Fujikoshi Corp.	176,260
16,000	Nagano Bank Ltd. (The)	54,944
7,000	Nagatanien Co. Ltd.	52,363
9,000	Nakamuraya Co. Ltd.	45,436
21,000	Nakayama Steel Works Ltd.	74,844
3,900	NEC Fielding Ltd.	49,863
2,600	NEC Mobiling Ltd.	45,709
5,300	NEC Networks & System Integration Corp.	61,540
12,000	NEC Tokin Corp.(b)	52,362
22	Netmarks, Inc.(b)	14,772
5,000	Neturen Co. Ltd.	53,149
5,000	New Japan Radio Co. Ltd.	28,803
26,000	Nice Corp.	101,920
9,000	Nichia Steel Works Ltd.	37,017
21,000	Nichias Corp.	184,515
11,500	Nichicon Corp.	159,156
2,900	Nichiha Corp.	38,009
4,000	Nichii Gakkan Co.	71,944
22,000	Nichiro Corp.	40,006
3,100	Nidec Copal Corp.	35,880
2,800	Nidec Tosok Corp.	21,939
10,000	Nifco, Inc.	236,321
1,000	Nihon Chouzai Co. Ltd.	21,054
3,900	Nihon Dempa Kogyo Co. Ltd.	191,179
2,200	Nihon Eslead Corp.	51,712
6,000	Nihon Inter Electronics Corp.	29,495
8,000	Nihon Kohden Corp.	180,752
10,000	Nihon Nohyaku Co. Ltd.	37,853
11,000	Nihon Parkerizing Co. Ltd.	199,164
15,000	Nihon Yamamura Glass Co. Ltd.	43,346
8,000	Nikkiso Co. Ltd.	56,628
6,000	Nippei Toyama Corp.	58,203
14,000	Nippo Corp.	110,123
28,000	Nippon Beet Sugar Manufacturing Co. Ltd.	81,477
21,000	Nippon Carbon Co. Ltd.	82,876
3,000	Nippon Ceramic Co. Ltd.	43,143
16,000	Nippon Chemical Industrial Co. Ltd.	45,516
27,000	Nippon Chemi-Con Corp.	252,525
7,000	Nippon Chemiphar Co. Ltd.(b)	39,027
13,000	Nippon Denko Co. Ltd.	71,397
8,000	Nippon Densetsu Kogyo Co. Ltd.	53,938
22,000	Nippon Flour Mills Co. Ltd.	90,617
8,000	Nippon Gas Co. Ltd.	71,118
3,400	Nippon Kanzai Co. Ltd.	93,236
15,000	Nippon Kasei Chemical Co. Ltd.	27,778
13,000	Nippon Koei Co. Ltd.	37,312
10,000	Nippon Konpo Unyu Soko Co. Ltd.	140,781

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
JAPAN (continued)
26,000	Nippon Koshuha Steel Co. Ltd.	$51,255
30,000	Nippon Metal Industry Co. Ltd.	128,484
247	Nippon Parking Development Co. Ltd.	14,596
4,000	Nippon Pillar Packing Co. Ltd.	36,151
17,000	Nippon Piston Ring Co. Ltd	35,771
2,000	Nippon Restaurant System, Inc.	68,880
18,000	Nippon Road Co. Ltd. (The)	33,662
10,000	Nippon Seiki Co. Ltd.	214,382
29,000	Nippon Sharyo Ltd.	75,702
13,000	Nippon Shinyaku Co. Ltd.	108,127
14,000	Nippon Signal Co. Ltd. (The)	95,326
31,000	Nippon Soda Co. Ltd.	141,622
18,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	76,966
16,000	Nippon Thompson Co. Ltd.	141,309
11,000	Nippon Valqua Industries Ltd.	40,066
20,000	Nippon Yakin Kogyo Co. Ltd.	202,558
10,000	Nipro Corp.	192,677
41,000	Nishimatsu Construction Co. Ltd.	127,419
11,400	Nishimatsuya Chain Co. Ltd.	205,058
8,000	Nissan Shatai Co. Ltd.	40,309
6,800	Nissei Corp.	87,067
7,900	Nissen Co. Ltd.	50,550
1,300	Nisshin Fudosan Co. Ltd.	16,456
19,000	Nisshin Oillio Group Ltd. (The)	115,694
17,000	Nissin Corp.	62,862
13,000	Nissin Electric Co. Ltd.	58,757
6,500	Nissin Kogyo Co. Ltd.	172,552
5,000	Nitta Corp.	108,999
10,000	Nittetsu Mining Co. Ltd.	83,328
55,000	Nitto Boseki Co. Ltd.	208,654
7,900	Nitto Kogyo Corp.	120,497
4,400	Nitto Kohki Co. Ltd.	95,406
6,000	Nitto Seiko Co. Ltd.	38,033
143	NIWS Co. HQ Ltd.	36,222
34,000	NOF Corp.	164,291
10,000	Nomura Co. Ltd.	52,809
28,000	Noritake Co. Ltd.	134,165
2,200	Noritsu Koki Co. Ltd.	38,662
9,000	Noritz Corp.	168,288
17,000	Nosan Corp.	39,790
10,600	NSD Co. Ltd.	172,707
38,000	OAK Capital Corp.(b)	25,471
4,032	Oiles Corp.	86,582
21,000	Oita Bank Ltd. (The)	147,002
13,000	Okamoto Industries, Inc.	44,632
17,000	Okamura Corp.	189,091
2,860	Okinawa Electric Power Co. Inc. (The)	181,039
22,000	OKUMA Corp.	262,746
29,000	Okumura Corp.	161,648
7,000	Okura Industrial Co. Ltd.	27,012
7,000	Okuwa Co. Ltd.	92,602
3,700	Olympic Corp.	23,290
7,000	ONO SOKKI Co. Ltd.	52,563
4,000	Onoken Co. Ltd.	59,667
10,000	Organo Corp.	144,810
5,000	Origin Electric Co. Ltd.	34,382
5,500	Osaka Steel Co. Ltd.	92,307
6,000	Osaki Electric Co. Ltd.	62,252
4,600	Oyo Corp.	52,757
10,000	Pacific Industrial Co. Ltd.	60,028
17,000	PanaHome Corp.	102,775
5,600	Paramount Bed Co. Ltd.	102,569
13,000	Parco Co. Ltd.	145,983
4,100	Paris Miki, Inc.	61,564
3,400	Patlite Corp.	30,008
103,000	Penta-Ocean Construction Co. Ltd.(b)	146,816
23,000	Pentax Corp.	145,609
2,900	Pigeon Corp.	43,562
2,400	Piolax, Inc.	46,909
23,000	Press Kogyo Co. Ltd.	101,585
38,000	Prima Meat Packers Ltd.(b)	43,528
9,500	Raito Kogyo Co. Ltd.	31,363
10,000	Rasa Industries Ltd.	30,074
8,000	Renown, Inc.(b)	67,405
10,000	Resort Solution Co. Ltd.	44,548
6,192	Resorttrust, Inc.	134,814
27,000	Rhythm Watch Co. Ltd.	39,075
3,400	Ricoh Leasing Co. Ltd.	78,848
5,000	Right On Co. Ltd.	135,986
17,000	Riken Corp.	94,260
9,000	Riken Technos Corp.	31,157
2,600	Riken Vitamin Co. Ltd.	73,431
3,700	Ringer Hut Co. Ltd.	45,376
2,400	Rock Field Co. Ltd.	40,732
18,000	Rohto Pharmaceutical Co. Ltd.	200,031
4,600	Roland Corp.	107,975
2,200	Roland DG Corp.	76,527
6,000	Royal Holdings Co. Ltd.	75,739
28,000	Ryobi Ltd.	206,831
7,000	Ryoden Trading Co. Ltd.	54,362
7,200	Ryosan Co. Ltd.	180,926
3,300	Ryoshoku Ltd.	73,183
6,700	Ryoyo Electro Corp.	74,805
5,000	S Foods, Inc.	44,373
119,000	S Science Co. Ltd.	21,783
4,000	Sagami Chain Co. Ltd.	38,139
65,000	Saibu Gas Co. Ltd.	156,227
5,000	Saizeriya Co. Ltd.	72,755

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
JAPAN (continued)
23,000	Sakai Chemical Industry Co. Ltd.	$168,317
11,000	Sakata INX Corp.	59,927
9,300	Sakata Seed Corp.	119,410
14,000	San-Ai Oil Co. Ltd.	71,835
32,000	Sanden Corp.	139,213
3,400	Sanei - International Co. Ltd.	132,052
9,000	Sankei Building Co. Ltd. (The)	81,990
15,000	Sanki Engineering Co. Ltd.	111,442
10,000	Sankyo Seiko Co. Ltd.	52,149
60,000	Sankyo - Tateyama Holdings, Inc.	118,527
36,000	Sankyu, Inc.	190,549
6,000	Sanoh Industrial Co. Ltd.	36,448
9,400	Sanrio Co. Ltd.	119,557
6,000	Sanshin Electronics Co. Ltd.	72,416
20,000	Sanyo Chemical Industries Ltd.	134,857
9,000	Sanyo Denki Co. Ltd.	65,030
3,800	Sanyo Electric Credit Co. Ltd.	102,931
21,000	Sanyo Shokai Ltd.	195,550
19,000	Sanyo Special Steel Co. Ltd.	109,632
18,000	Sasebo Heavy Industries Co. Ltd.	83,583
5,300	Sato Corp.	103,355
3,000	Satori Electric Co. Ltd.	43,662
1,600	Secom Joshinetsu Co. Ltd.	35,351
2,500	Secom Techno Service Co. Ltd.	101,406
1,900	Seijo Corp.	42,424
5,600	Seikagaku Corp.	60,856
17,000	Seiko Corp.	103,249
10,000	Seiren Co. Ltd.	96,126
9,000	Sekisui Jushi Corp.	68,212
19,000	Sekisui Plastics Co. Ltd.	65,091
16,000	Senko Co. Ltd.	55,194
9,000	Senshukai Co. Ltd.	120,280
3,500	Shaddy Co. Ltd.	40,196
5,000	Shibaura Mechatronics Corp.	28,218
13,000	Shibusawa Warehouse Co. Ltd. (The)	71,370
5,100	Shibuya Kogyo Co. Ltd.	41,047
18,000	Shikibo Ltd.	25,117
35,000	Shikoku Bank Ltd. (The)	143,805
8,000	Shikoku Chemicals Corp.	46,975
5,100	Shikoku Coca-Cola Bottling Co. Ltd.	57,369
5,300	Shima Seiki Manufacturing Ltd.	140,210
1,200	Shimizu Bank Ltd. (The)	51,726
13,000	Shindengen Electric Manufacturing Co. Ltd.	59,549
12,000	Shin-Etsu Polymer Co. Ltd.	141,849
3,800	Shinkawa Ltd.	84,045
9,000	ShinKeisei Electric Railway Co. Ltd.	31,130
12,100	Shinki Co. Ltd.(b)	27,913
22,000	Shinko Electric Co. Ltd.	76,009
5,000	Shinko Plantech Co. Ltd.	49,771
4,000	Shinko Shoji Co. Ltd.	80,094
8,000	Shin-Kobe Electric Machinery Co. Ltd.	39,682
20,000	Shinmaywa Industries Ltd.	97,230
27,000	Shinwa Kaiun Kaisha Ltd.	160,541
15,000	Shiroki Corp.	38,132
10,000	Shizuoka Gas Co. Ltd.	69,558
4,900	Sho-Bond Corp.	52,592
18,000	Shochiku Co. Ltd.	135,155
5,000	Showa Aircraft Industry Co. Ltd.	73,480
6,400	Showa Corp.	79,830
32,000	Showa Sangyo Co. Ltd.	75,746
11,000	Sinanen Co. Ltd.	55,636
12,000	Sintokogio Ltd.	170,264
144	Sky Perfect Jsat Corp.(b)	71,587
9,000	SMK Corp.	54,685
33,000	Snow Brand Milk Products Co. Ltd.	122,081
8,000	Sodick Co. Ltd.	56,673
4,100	Sorun Corp.	28,133
2,500	SRA Holdings, Inc.	37,988
16,000	SSP Co. Ltd.	91,342
5,000	ST Corp.	64,739
1,000	St. Marc Holdings Co. Ltd.	54,089
11,000	Star Micronics Co. Ltd.	265,980
13,000	Starzen Co. Ltd.	30,870
2,000	Stella Chemifa Corp.	62,660
4,400	Sugi Pharmacy Co. Ltd.	87,182
5,300	Sumco Techxiv Corp.	280,618
3,300	Sumida Corp.	53,121
12,000	Suminoe Textile Co. Ltd.	35,134
2,700	Sumisho Computer Systems Corp.	55,754
28,000	Sumitomo Coal Mining Co. Ltd.(b)	28,943
65,000	Sumitomo Light Metal Industries Ltd.	143,730
9,200	Sumitomo Mitsui Construction Co. Ltd.(b)	19,112
7,000	Sumitomo Precision Products Co. Ltd.	39,527
8,000	Sumitomo Seika Chemicals Co. Ltd.	43,601
6,500	Sunx Ltd.	49,300
4,200	Suruga Corp.	86,384
31,000	SWCC Showa Holdings Co. Ltd.	41,074
6,800	T. Hasegawa Co. Ltd.	109,986
13,000	T. RAD Co. Ltd.	63,465

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
JAPAN (continued)
5,000	Tachibana Eletech Co. Ltd.	$48,546
2,200	Tachihi Enterprise Co. Ltd.	99,787
6,300	Tachi-S Co. Ltd.	60,236
23,000	Tadano Ltd.	303,141
8,000	Taihei Dengyo Kaisha Ltd.	67,859
14,000	Taihei Kogyo Co. Ltd.	80,689
3,800	Taiho Kogyo Co. Ltd.	53,570
7,000	Taikisha Ltd.	83,026
7,000	Takagi Securities Co. Ltd.	29,192
6,600	Takamatsu Corp.	104,140
2,700	Takano Co. Ltd.	29,701
23,000	Takara Standard Co. Ltd.	134,745
16,000	Takasago International Corp.	85,061
16,000	Takasago Thermal Engineering Co. Ltd.	149,632
3,000	Takigami Steel Construction Co. Ltd. (The)	14,020
11,000	Takiron Co. Ltd.	38,790
16,000	Takuma Co. Ltd.	104,255
12,000	Tamura Corp.	58,038
11,000	Tamura Taiko Holdings, Inc	32,165
13,000	TCM Corp.	38,112
27,000	Teac Corp.(b)	26,416
4,300	Tecmo Ltd.	37,431
4,000	Teikoku Piston Ring Co. Ltd.	30,294
8,000	Teikoku Tsushin Kogyo Co. Ltd.	38,137
29,000	Tekken Corp.(b)	36,901
5,800	Tenma Corp.	109,077
4,500	TIS, Inc.	102,957
5,600	TKC Corp.	96,380
35,000	Toa Corp.(b)	40,039
44,000	Toagosei Co. Ltd.	168,317
79,500	Tobishima Corp.(b)	48,629
13,000	Tobu Store Co. Ltd.	35,685
16,400	TOC Co. Ltd.	147,489
3,000	Tocalo Co. Ltd.	82,030
21,000	Tochigi Bank Ltd. (The)	129,056
21,000	Toei Co. Ltd.	147,927
16,000	Toenec Corp.	71,433
5,000	TOHCELLO Co. Ltd.	52,704
33,000	Toho Bank Ltd. (The)	137,982
9,000	Toho Real Estate Co. Ltd.	66,860
24,000	Toho Tenax Co. Ltd.(b)	146,298
23,000	Toho Zinc Co. Ltd.	198,933
13,000	Tohoku Bank Ltd. (The)	24,058
3,200	Tohoku Pioneer Corp.	46,066
35,000	Tokai Carbon Co. Ltd.	301,316
13,000	Tokai Corp.	44,092
30,000	Tokai Tokyo Securities Co. Ltd.	160,937
17,000	Toko, Inc.	44,029
13,000	Tokushima Bank Ltd. (The)	86,966
13,840	Tokushu Tokai Holdings Co. Ltd.(b)	38,803
15	Tokyo Electron Device Ltd.	24,544
6,000	Tokyo Energy & Systems, Inc.	53,687
14,000	Tokyo Kikai Seisakusho Ltd	44,680
9,000	Tokyo Leasing Co. Ltd.	133,138
11,000	Tokyo Rakutenchi Co. Ltd.	53,590
21,000	Tokyo Rope Manufacturing Co. Ltd.	37,258
9,000	Tokyo Style Co. Ltd.	107,230
16,000	Tokyo Theaters Co. Inc.	41,091
34,000	Tokyotokeiba Co. Ltd.	93,572
2,300	Tokyu Community Corp.	64,092
12,550	Tokyu Construction Co. Ltd	72,728
1,300	Tokyu Livable, Inc.	92,312
10,000	Tokyu Store Chain Co. Ltd.	54,082
12,000	Toli Corp.	30,966
18,000	Tomato Bank Ltd.	38,355
1,600	Tomen Electronics Corp.	24,433
15,000	Tomoku Co. Ltd.	32,221
8,436	Tomy Co. Ltd.	53,557
17,000	Tonami Transportation Co. Ltd.	49,025
12,000	Topcon Corp.	180,678
11,000	Topre Corp.	96,644
38,000	Topy Industries Ltd.	139,323
65,000	Tori Holdings Co. Ltd.	11,924
4,000	Torii Pharmaceutical Co. Ltd.	64,168
5,000	Torishima Pump Manufacturing Co. Ltd.	54,405
17,000	Toshiba Plant Systems & Services Corp.	130,999
11,000	Tosho Printing Co. Ltd.	34,320
7,000	Totetsu Kogyo Co. Ltd.	48,846
17,000	Tottori Bank Ltd. (The)	44,912
4,500	Touei Housing Corp.	64,432
36,000	Towa Bank Ltd. (The)	72,896
2,000	Towa Pharmaceutical Co. Ltd.	76,449
16,000	Towa Real Estate Development Co. Ltd.(b)	75,556
29,000	Toyama Chemical Co. Ltd.(b)	185,352
36,000	Toyo Construction Co. Ltd.(b)	36,222
7,200	Toyo Corp.	101,044
7,000	Toyo Electric Manufacturing Co. Ltd.	26,906
13,000	Toyo Engineering Corp.	72,366
26,000	Toyo Ink Manufacturing Co. Ltd.	101,222
19,000	Toyo Kanetsu K K	50,528
13,000	Toyo Kohan Co. Ltd.	49,313
14,000	Toyo Securities Co. Ltd.	57,414

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
JAPAN (continued)
37,000	Toyo Tire & Rubber Co. Ltd	$157,733
4,600	Trans Cosmos, Inc.	84,992
4,800	Trusco Nakayama Corp.	96,158
37,000	Tsubakimoto Chain Co.	213,722
18,000	Tsugami Corp.	96,643
10,000	Tsukishima Kikai Co. Ltd.	93,304
1,300	Tsuruha Holdings, Inc.	48,281
5,000	Tsurumi Manufacturing Co. Ltd.	51,127
4,000	Tsutsumi Jewelry Co. Ltd.	103,605
15,000	Ube Material Industries Ltd.	50,621
9,000	Uchida Yoko Co. Ltd.	40,538
13,000	Uniden Corp.	92,472
3,300	Unimat Life Corp.	41,165
2,500	Union Tool Co.	92,548
94,000	Unitika Ltd.	115,316
4,000	U-Shin Ltd.	24,468
7,200	Valor Co. Ltd.	85,972
14,800	Venture Link Co. Ltd.(b)	28,793
2,800	Vital-net, Inc.	18,445
23,000	Wakachiku Construction Co. Ltd.(b)	24,818
2,000	Warabeya Nichiyo Co. Ltd.	26,754
5,500	WATAMI Co. Ltd.	74,406
7,000	Wood One Co. Ltd.	57,688
24,000	Yamagata Bank Ltd. (The)	127,928
6,120	Yamaguchi Financial Group, Inc.	76,810
3,100	Yamaichi Electronics Co. Ltd.	23,463
10,000	Yamazen Corp.	70,333
2,500	Yaoko Co. Ltd.	62,445
5,000	Yasuda Warehouse Co. Ltd. (The)	54,332
4,000	Yellow Hat Ltd.	29,303
20,000	Yodogawa Steel Works Ltd.	123,435
8,000	Yokohama Reito Co. Ltd.	61,359
3,700	Yokowo Co. Ltd.	36,705
5,000	Yomeishu Seizo Co. Ltd.	49,259
14,000	Yomiuri Land Co. Ltd.	84,570
7,000	Yondenko Corp.	37,831
4,500	Yonekyu Corp.	49,826
3,700	Yorozu Corp.	48,014
6,000	Yoshimoto Kogyo Co. Ltd.	82,304
27	Yoshinoya D&C Co. Ltd.	53,268
31,000	Yuasa Trading Co. Ltd.	52,124
9,000	Yuraku Real Estate Co. Ltd.	49,314
15,000	Yurtec Corp.	76,864
2,400	Yushin Precision Equipment Co. Ltd.	39,840
3,000	Yushiro Chemical Industry Co. Ltd.	57,571
6,400	Zenrin Co. Ltd.	178,242
14,300	Zensho Co. Ltd.	133,248
5,000	ZERIA Pharmaceutical Co. Ltd.	43,889
4,200	Zuken, Inc.	38,787

		60,277,186

MALAYSIA - 0.9%
44,800	Aeon Co. Berhad	124,078
266,200	Affin Holdings Berhad	183,507
45,800	Amway (Malaysia) Holdings Berhad	92,291
144,200	Asiatic Development Berhad	243,373
194,400	Bandar Raya Developments Berhad	128,510
44,100	Batu Kawan Berhad	120,726
436,600	Berjaya Corp. Berhad(b)	51,028
185,600	Boustead Holdings Berhad	139,746
103,900	Carlsberg Brewery-Malay Berhad	163,593
53,000	Chemical Co. of Malaysia Berhad	52,168
301,700	DRB-Hicom Berhad	174,774
67,600	Edaran Otomobil Nasional Berhad	57,337
42,600	Esso Malaysia Berhad	37,224
76,900	Guinness Anchor Berhad	137,694
102,700	GuocoLand Malaysia Berhad	52,054
51,500	Hong Leong Industries Berhad	79,414
30,500	Hume Industries-Malaysia Berhad	39,723
213,100	IGB Corp. Berhad	176,441
90,850	IJM Corp. Berhad	230,049
97,200	IJM Plantations Berhad	56,914
223,000	Island & Peninsular Berhad	151,213
32,200	Keck Seng (Malaysia) Berhad	46,812
54,900	KFC Holdings Malaysia Berhad	102,303
275,000	KLCC Property Holdings Berhad	307,054
49,500	KNM Group Berhad	202,861
58,700	Kulim Malaysia Berhad	127,385
161,000	Kurnia Asia Berhad	52,694
77,300	Landmarks Berhard	47,056
168,000	Lingkaran Trans Kota Holdings	178,290
201,700	Lion Corp. Berhad(b)	56,506
112,000	Lion Industries Corp. Berhad	63,049
135,100	Malaysian Bulk Carriers Berhad	155,694
305,000	Malaysian Industrial Development Finance	133,860
32,300	Malaysian Oxygen Berhad	139,527
24,700	Malaysian Pacific Industries	74,049
167,500	Malaysian Resources Corp. Berhad(b)	109,352
55,000	MEASAT Global Berhad(b)	37,989

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
MALAYSIA (continued)
56,000	Media Prima Berhad	$44,878
199,600	MK Land Holdings Berhad	70,498
46,000	MNRB Holdings Berhad	60,800
362,200	MTD Infraperdana Berhad	116,913
450,000	Mulpha International Berhad(b)	242,590
58,700	NCB Holdings Berhad	51,386
80,600	Oriental Holdings Berhad	136,036
199,300	OSK Holdings Berhad	181,890
48,600	Pacificmas Berhad	48,925
58,300	Padiberas Nasional Berhad	34,610
106,300	POS Malaysia & Services Holdings Berhad	144,875
86,870	Puncak Niaga Holdings Berhad	91,732
143,700	Ranhill Berhad	52,486
115,200	Sarawak Enterprise Corp.	74,975
260,900	Scomi Group Berhad	106,039
75,100	Shangri - La Hotels (Malasia)	62,291
67,200	Star Publications Malaysia Berhad	70,841
39,800	Subur Tiasa Holdings Berhad	62,065
60,000	Sunrise Berhad	65,191
59,800	Sunway City Berhad	79,571
51,600	Ta Ann Holdings Berhad	161,057
325,600	TA Enterprise Berhad	177,309
210,800	TAN Chong Motor Holdings Berhad	79,175
337,800	Time dotCom Berhad(b)	75,623
60,480	Top Glove Corp. Berhad	159,684
75,600	Tradewinds Plantation Berhad(b)	46,652
99,300	Uchi Technologies Berhad	95,024
104,500	UEM Builders Berhad	44,725
87,600	Unisem (M) Berhad	49,713
58,300	United Plantations Berhad	220,339
119,600	Utama Banking Group Berhad(b)	86,911
84,000	Wah Seong Corp. Berhad	79,320
27,500	WTK Holdings Berhad	77,718
47,800	Zelan Berhad	163,903

		7,642,083

MEXICO - 1.0%
386,400	Consorcio ARA SAB de CV - Series *	632,951
184,000	Controladora Comercial Mexicana SA de CV - UBC	475,125
158,600	Corp. GEO, S.A. de C.V. - Series B(b)	869,035
107,708	Corp. Interamericana de Entretenimiento SA de CV - Series B(b)	294,941
241,200	Embotelladoras Arca SA de CV - NOM	857,818
160,250	Empresas ICA Sociedad Controladora SA de CV(b)	633,865
76,900	Gruma SAB de CV - Series B	256,640
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B	788,695
120,492	Grupo Cementos de Chihuahua SA de CV	648,234
88,800	Grupo Continental SA - Series *	196,137
57,500	Grupo Industrial Maseca SAB de CV - Series B	52,450
14,600	Grupo Iusacell SA de CV(b)	213,296
138,400	Industrias CH SA - Series B(b)	620,733
111,300	Organizacion Soriana SAB de CV - Series B	354,269
784,800	TV Azteca SA de CV - CPO	672,876
121,015	Vitro SA de CV - Series A	290,386

		7,857,451

NETHERLANDS - 1.2%
5,324	Aalberts Industries NV	565,468
936	Accell Group(b)	39,339
1,946	Arcadis NV	134,547
11,552	ASM International NV(b)	281,978
2,250	Beter BED Holding NV	79,612
5,006	Boskalis Westminster - CVA	556,498
4,451	Brunel International	149,955
29,395	Corporate Express	394,958
7,501	Crucell NV(b)	189,812
3,083	Crucell NV ADR(b)	78,123
3,048	Draka Holding(b)	116,600
1,590	Eriks Group NV - CVA	133,687
3,556	Exact Holding NV	124,131
903	Gamma Holding NV	77,965
26,383	Getronics NV(b)	241,042
2,168	Grolsch NV - CVA(b)	95,847
656	Grontmij - CVA	104,300
152,816	Hagemeyer NV	722,969
4,045	Heijmans NV - CVA	250,162
5,425	Imtech NV	434,392
2,592	Innoconcepts	50,932
5,700	Jetix Europe NV(b)	144,744
1,128	KAS Bank NV - CVA	39,908
12,400	Koninklijke BAM Groep NV	329,057
6,156	Koninklijke Vopak NV	370,419
2,805	Macintosh Retail Group NV	127,628
5,819	Nutreco Holding NV	430,377
18,340	OCE NV	345,297
13,584	OPG Groep NV - CVA	493,511
3,476	Ordina NV	84,930
14,105	Pharming Group NV(b)	57,691

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
NETHERLANDS (continued)
29,050	Qiagen NV(b)	$518,538
6,716	Sligro Food Group NV	276,056
1,412	Smit International NV	106,095
8,090	Stork NV	425,368
5,233	Telegraaf Media Groep NV	178,779
2,140	Ten Cate NV	86,554
1,233	TKH Group NV	130,667
2,829	Unit 4 Agresso NV(b)	75,879
4,555	Univar NV	250,053
9,156	USG People NV	415,493

		9,709,361

NEW ZEALAND - 0.1%
955	Allied Medical Ltd.(b)	0
29,000	Fisher & Paykel Appliances Holdings Ltd.	75,662
14,718	Infratil Ltd.	64,602
22,940	New Zealand Refining Co. Ltd. (The)	113,170
16,332	Nuplex Industries Ltd.	89,664
31,465	PGG Wrightson Ltd.	39,543
23,220	Port of Tauranga Ltd.	110,214
14,600	Pumpkin Patch Ltd.	46,556
76,230	Ryman Healthcare Ltd.	135,388
15,128	Sanford Ltd.	49,731
16,969	Steel & Tube Holdings Ltd.	52,908
16,541	Tenon Ltd.(b)	34,878
25,880	Tower Ltd.(b)	42,255
34,146	Warehouse Group Ltd.	175,996

		1,030,567

NORWAY - 0.5%
31,000	Acta Holding ASA	180,921
7,600	Aktiv Kapital ASA	115,171
4,500	Bonheur A/S	206,969
136,848	DET Norske Oljeselskap(b)	265,990
5,000	DOF ASA	54,526
13,800	EDB Business Partner ASA	128,521
5,500	Ekornes ASA	138,018
5,000	Eltek ASA(b)	48,569
10,000	Ementor ASA(b)	89,173
4,000	Expert ASA	90,321
3,400	Farstad Shipping A/S	88,259
34,000	Fast Search & Transfer ASA(b)	94,033
6,500	Ganger Rolf ASA	255,620
1,500	Kongsberg Gruppen A/S	50,233
4,300	Leroy Seafood Group ASA	91,016
3,000	Norwegian Air Shuttle AS(b)	57,541
37,000	Ocean RIG ASA(b)	247,741
3,050	Odfjell ASA - Class A	59,854
5,000	Rieber & Son ASA	46,178
8,000	Sevan Marine ASA(b)	73,785
3,800	Solstad Offshore ASA	102,266
7,000	Sparebanken Midt-Norge	89,934
9,200	Tandberg ASA	194,412
20,800	TGS Nopec Geophysical Co. ASA(b)	475,708
24,200	Tomra Systems ASA	195,096
3,000	Veidekke ASA	173,987
1,600	Wilh Wilhelmsen ASA - Class A	68,123

		3,681,965

PHILIPPINES - 0.2%
1,120,000	Aboitiz Equity Ventures, Inc	212,432
3,680	China Banking Corp.	65,846
2,159,375	Filinvest Land, Inc.(b)	79,362
128,700	First Philippine Holdings Corp.	205,109
263,000	International Container Term Services, Inc.	153,674
155,000	Jollibee Foods Corp.	160,142
5,103,000	Megaworld Corp.(b)	344,011
36,000	Paxys, Inc.(b)	21,777
1,228,000	Petron Corp.	138,350
523,000	Philex Mining Corp.	55,293
66,200	Philippine National Bank(b)	63,054
3,700	Philippine Stock Exchange, Inc.	41,441
150,900	Robinsons Land Corp.	57,574
26,700	Security Bank Corp.	43,606
273,815	Universal Robina Corp.	91,321

		1,732,992

POLAND - 0.9%
7,596	Agora SA	122,913
3,574	Alchemia SA(b)	18,081
7,270	Apator SA	62,471
5,329	Asseco SA	157,070
7,481	Boryszew SA(b)	67,476
6,112	Budimex SA(b)	275,692
24,829	Cersanit-Krasnystaw SA(b)	425,911
2,288	Computerland SA	80,922
4,164	Debica	144,354
11,200	Echo Investment SA(b)	432,762
32,056	Eurocash SA	119,656
21,032	Fabryka Kotlow Rafako SA(b)	117,832
6,186	Farmacol SA(b)	92,569
5,432	Firma Chemiczna Dwory SA(b)	274,254
4,706	Grupa Kety SA	328,328
6,544	Grupa Lotos SA(b)	103,595
1,818	Impexmetal SA(b)	225,172
4,255	Koelner SA(b)	103,786
18,366	Kredyt Bank SA	143,378
350	LPP SA(b)	224,559
5,176	Mondi Packaging Paper Swiecie SA	204,815
90,939	Netia SA(b)	129,608
3,805	NG2 SA	98,182

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
POLAND (continued)
2,824	Opoczno SA(b)	$54,332
12,070	Orbis SA	362,347
2,864	PBG SA(b)	440,283
16,684	Pfleiderer Grajewo SA	405,441
3,160	Polimex Mostostal Siedlce SA	298,756
3,298	Polska Grupa Farmaceutyczna SA	101,788
20,836	Polski Koncern Miesny Duda	101,193
5,792	SA(b) Prokom Software SA	339,815
7,379	Provimi - Rolimpex SA(b)	59,753
1,589	Zaklad Przetworstwa Hutniczego STALPRODUKT SA	658,256
2,277	Zaklady Lentex SA(b)	72,239
2,268	Zaklady Tluszczowe Kruszwica	51,542

		6,899,131

PORTUGAL - 0.2%
7,786	Corticeira Amorim SA	22,332
15,690	Finibanco Holding SGPS SA	93,758
2,353	Finibanco Holding SGPS SA - I Shares	14,032
4,016	Impresa SGPS(b)	27,973
6,200	Jeronimo Martins SGPS SA	177,464
19,947	Mota Engil SGPS SA	165,338
19,000	SAG GEST - Solucoes Automovel Globais SGPS SA	47,677
13,909	Semapa - Sociedade de Investimento e Gestao	222,334
14,400	Sonae Industria SGPS SA(b)	183,489
26,370	SONAECOM - SGPS SA(b)	175,891
37,560	Teixeira Duarte - Engenharia Construcoes SA - Class C	173,667

		1,303,955

SINGAPORE - 0.3%
100,000	Ascott Group Ltd. (The)(b)	114,453
37,000	Bonvests Holdings Ltd.	49,605
11,000	Cerebos Pacific Ltd.	25,156
177,000	Chuan Hup Holdings Ltd.	42,502
15,550	Creative Technology Ltd.	92,637
35,000	Datacraft Asia Ltd.	40,600
1,582	Flextronics International Ltd.(b)	17,639
27,000	Goodpack Ltd.	28,379
5,916	Hartford Education Corp. Ltd.	2,243
99,000	Hi - P International Ltd.	53,977
63,000	Hong Leong Asia Ltd.	93,088
35,000	Hong Leong Finance Ltd.	89,507
46,000	Hotel Properties Ltd.	180,777
56,000	Hwa Hong Corp. Ltd.	32,488
27,000	Hyflux Ltd.	47,764
28,000	IDT Holdings Singapore Ltd	9,951
73,000	Jaya Holdings Ltd.	73,460
71,500	Jurong Technologies Industrial Corp. Ltd.	42,936
257,000	K1 Ventures Ltd.(b)	53,743
63,000	Kim Eng Holdings Ltd.	66,886
97,000	Labroy Marine Ltd.	147,757
85,000	Metro Holdings Ltd.	56,680
65,000	MMI Holding Ltd.	68,370
32,000	NatSteel Ltd.	32,581
69,600	OSIM International Ltd.	34,975
71,400	Parkway Holdings Ltd.	184,465
142,000	Raffles Education Corp. Ltd	212,105
11,000	Robinson & Co. Ltd.	35,601
43,000	SBS Transit Ltd.	99,922
61,000	Singapore Food Industries Ltd.	38,466
59,000	Straits Trading Co. Ltd.	170,342
59,375	Unisteel Technology Ltd.	94,476
18,000	United Engineers Ltd.(b)	41,501
212,000	United Test and Assembly Center Ltd.(b)	123,422
94,000	UOB - Kay Hain Holdings Ltd.	102,149
20,000	WBL Corp. Ltd.	60,627

		2,661,230

SOUTH AFRICA - 1.1%
32,497	Aeci Ltd.	369,842
19,645	Afgri Ltd.	18,646
43,741	African Oxygen Ltd.	198,662
23,957	African Rainbow Minerals Ltd.(b)	401,334
82,076	Alexander Forbes Ltd.(b)	191,553
21,133	Allied Technologies Ltd.	198,224
10,760	Astral Foods Ltd.	178,161
124,929	Aveng Ltd.	847,900
89,783	AVI Ltd.	279,544
72,947	Caxton and CTP Publishers and Printers Ltd.	179,658
2,787	Ceramic Industries Ltd.	66,859
9,135	City Lodge Hotels Ltd.	102,958
26,710	DataTec Ltd.	140,725
15,200	Distell Group Ltd.	113,781
30,890	Ellerine Holdings Ltd.	418,447
9,724	Foschini Ltd.	101,010
35,515	Gold Reef Resorts Ltd.(b)	149,647
76,830	Grindrod Ltd.	213,749
9,008	Group Five Ltd.	66,730
4,521	Highveld Steel and Vanadium Corp. Ltd.	58,849
37,047	Iliad Africa Ltd.(b)	92,731
52,630	Illovo Sugar Ltd.	151,070
26,384	Johnnic Communications Ltd.	372,910

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
SOUTH AFRICA (continued)
12,111	Lewis Group Ltd.	$124,128
5,145	Massmart Holdings Ltd.	69,345
56,665	Medi-Clinic Corp. Ltd.	207,625
24,498	Metorex Ltd.(b)	82,622
160,419	Metropolitan Holdings Ltd.	380,230
25,000	Mr. Price Group Ltd.	113,952
47,992	Murray & Roberts Holdings Ltd.	411,480
40,025	New Clicks Holdings Ltd.	82,440
50,815	Northam Platinum Ltd.	403,882
29,397	Peregrine Holdings Ltd.	71,072
43,986	Primedia Ltd. - Class N(b)	146,270
12,814	PSG Group Ltd.	55,039
25,210	Rainbow Chicken Ltd.	59,991
38,841	Reunert Ltd.	440,722
93,876	Shoprite Holdings Ltd.	421,897
7,714	Spar Group Ltd. (The)	57,800
23,644	Sun International Ltd.	484,821
58,372	Super Group Ltd.	118,939
3,000	Tiger Automotive Ltd.(b)	5,556
3,000	Tiger Wheels Ltd.	5,349
13,781	Tongaat-Hulett Group Ltd. (The)	270,478
24,146	Trencor Ltd.	115,606
22,078	Truworths International Ltd.	122,032
9,523	Wilson Bayly Holmes-Ovcon Ltd.	124,519

		9,288,785

SOUTH KOREA - 1.1%
2,888	Bukwang Pharmaceutical Co. Ltd.	63,228
460	Cheil Communications, Inc.	120,230
6,300	Cheil Industries, Inc.	237,685
4,980	Daeduck Electronics Co.	40,654
17,260	Daegu Bank	283,605
1,000	Daekyo Co. Ltd.	93,675
2,900	Daewoo Motor Sales Corp.	94,561
6,570	Daishin Securities Co. Ltd.(b)	158,940
1,830	DC Chemical Co. Ltd.	259,982
613	Dong-A Pharmaceutical Co. Ltd.	43,383
5,780	Dongbu Insurance Co. Ltd.(b)	168,282
23,330	DongbuElectronics Co. Ltd.(b)	48,601
6,810	Dongkuk Steel Mill Co. Ltd.	185,799
8,200	Doosan Industrial Development Co. Ltd.(b)	140,378
8,870	Halla Climate Control Corp.	91,414
720	Hanil Cement Manufacturing Co. Ltd.	79,272
5,260	Hanjin Heavy Industries & Construction Co. Ltd.	236,818
960	Hankuk Glass Industries, Inc.	35,697
793	Hanmi Pharm Co. Ltd.	104,455
4,500	Hansol Paper Co.(b)	68,503
7,080	Hanwha Chem Corp.	119,186
6,070	Hanwha Corp.	289,115
1,800	Honam Petrochemical Corp	149,171
5,940	Hotel Shilla Co. Ltd.	99,421
3,380	Hyosung Corp.	140,232
15,220	Hyundai Autonet Co. Ltd.	111,687
1,660	Hyundai Department Store Co. Ltd.	169,872
790	Hyundai Elevator Co. Ltd.	73,232
6,580	Hyundai Hysco	77,195
8,560	Hyundai Marine & Fire Insurance Co. Ltd.(b)	114,761
1,670	Hyundai Mipo Dockyard	338,363
17,560	Hyundai Securities Co.(b)	268,867
5,490	Korea Investment Holdings Co. Ltd.	323,504
2,220	Korea Kumho Petrochemical	102,048
1,320	Korea Zinc Co. Ltd.	199,959
2,747	Korean Airlines Co. Ltd.	129,081
9,149	Korean Reinsurance Co.(b)	116,396
7,730	KP Chemical Corp.(b)	56,991
3,940	Kumho Industrial Co. Ltd.	115,080
4,400	LG Dacom Corp.	107,695
3,130	LG Fashion Corp.	86,748
1,410	LG Household & Health Care Ltd.	187,733
4,149	LG International Corp.	126,367
1,050	LG Life Sciences Ltd.(b)	43,018
2,980	LG Petrochemical Co. Ltd.	100,176
6,640	LIG Non-Life Insurance Co. Ltd.(b)	111,154
80	Lotte Chilsung Beverage Co. Ltd.	103,218
100	Lotte Confectionary Co. Ltd	124,769
6,810	Lotte Midopa Co. Ltd.(b)	112,156
2,430	LS Cable Ltd.	132,671
2,270	LS Industrial Systems Co. Ltd.	94,631
90	Namyang Dairy Products Co. Ltd.	86,738
310	Orion Corp.	84,377
3,310	Poongsan Corp.	88,342
14,880	Pusan Bank	218,051
480	Samchully Co. Ltd.	84,364
4,080	Samsung Engineering Co. Ltd.	299,568
2,470	Samsung Fine Chemicals Co. Ltd.	75,985
4,890	Samsung Techwin Co. Ltd.	193,351
990	Samyang Corp.	62,314
890	Sindo Ricoh Co. Ltd.	51,830

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
SOUTH KOREA (continued)
26,950	SK Securities Co. Ltd.(b)	$43,892
4,200	SKC Co. Ltd.	99,317
3,995	Ssangyong Cement Industrial Co. Ltd.(b)	54,371
10,290	Ssangyong Motor Co.(b)	74,610
6,223	STX Shipbuilding Co. Ltd.	179,816
2,230	Sungshin Cement Co. Ltd.(b)	40,205
70	Taekwang Industrial Co. Ltd.	60,230
4,070	Taihan Electric Wire Co. Ltd.	116,497
9,280	Tong Yang Investment Bank	127,770
1,220	Union Steel	38,459
4,740	Woongjin Coway Co. Ltd.	158,494
914	Yuhan Corp.	148,982

		9,267,222

SPAIN - 0.6%
8,280	Abengoa SA	330,370
924	Adolfo Dominguez	59,108
3,200	Amper SA	48,243
14,572	Avanzit SA(b)	143,156
340	Banco de Andalucia SA	42,485
11,200	Banco Guipuzcoano SA	267,441
920	Baron de Ley(b)	60,910
4,659	Campofrio Alimentacion SA	94,255
176	Construcciones y Auxiliar de Ferrocarriles SA	56,259
7,290	Duro Felguera SA	84,117
2,895	Electrificaciones del Norte	121,728
24,192	Ercros SA(b)	22,253
12,852	FAES FARMA SA	300,034
13,470	Grupo Catalana Occidente SA	588,312
14,650	Grupo Empresarial Ence SA	206,700
1,200	Iberpapel Gestion SA	38,296
71,995	La Seda de Barcelona SA - Class B(b)	229,656
2,017	Mecalux SA	98,596
1,142	Miquel y Costas	41,157
44,377	Natraceutical SA(b)	99,976
9,697	Obrascon Huarte Lain SA	432,734
4,379	Papeles y Cartones de Europa SA	52,085
697	Pescanova SA	29,106
5,465	Prosegur Cia de Seguridad SA	204,071
17,548	Service Point Solutions SA(b)	72,508
585	Service Point Solutions SA - I Shares	2,435
8,456	Sniace - Soc Nacional Industrias(b)	57,452
12,812	SOS Cuetara SA	259,277
10,058	Tavex Algodonera SA	46,003
22,221	Tubacex SA	178,906
1,396	Unipapel SA	49,119
21,386	Uralita SA	171,132
11,937	Urbas Proyectos Urbanisticos SA(b)	35,764
3,848	Vidrala SA	137,178
10,207	Viscofan SA	238,351
38,050	Zeltia SA(b)	328,118

		5,227,291

SWEDEN - 0.8%
4,200	Active Biotech AB(b)	49,631
4,250	Axfood AB	171,922
5,000	Axis Communications AB	90,645
1,600	B&B Tools AB - Class B	54,161
5,200	Bilia AB - Class A	96,054
4,900	Cardo AB	202,088
2,600	Catena AB	43,017
13,800	Cision AB(b)	60,962
4,550	Clas Ohlson AB - Class B	101,789
7,100	Concordia Maritime AB - Class B	45,766
9,800	D Carnegie AB	193,826
19,800	Elekta AB - Class B	349,372
65,000	Enea AB(b)	34,067
10,800	Gunnebo AB	136,086
5,800	Haldex AB	136,753
2,765	Hexagon AB - Class B	123,136
8,000	HIQ International AB	45,848
5,500	Hoganas AB - Class B	165,336
13,000	IBS AB - Class B	48,595
39,000	Industrial & Financial Systems - Class B(b)	54,786
10,200	Intrum Justitia AB	138,913
28,800	JM AB	990,385
23,300	Klovern AB	110,328
27,300	Kungsleden AB	440,612
17,000	Lindex AB	229,022
8,700	Micronic Laser Systems AB(b)	67,362
3,750	Munters AB	181,816
5,000	NCC AB - Class B	140,453
4,800	Nibe Industrier AB - Class B	84,630
21,900	Nobia AB	299,093
18,400	OMX AB	439,232
9,400	Peab AB	298,896
10,400	Q-Med AB	171,285
5,200	SkiStar AB	79,970
1,300	Sweco AB - Class B	57,489
9,800	Teleca AB - Class B(b)	37,206
59,000	Telelogic AB(b)	152,478
18,600	Trelleborg AB - Class B	573,552
7,500	Wallenstam Byggnads AB - Class B	172,173

		6,868,735

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
SWITZERLAND - 2.0%
3,433	Actelion Ltd.(b)	$815,622
275	Affichage Holding Genf	58,998
232	AFG Arbonia - Forster Holding	115,866
778	Allreal Holding AG	98,524
934	Also Holding AG	52,500
5,613	Ascom Holding AG(b)	88,369
176	Bachem Holding AG - Class B	14,713
6,000	Baloise Holding AG	653,804
1,313	Bank Coop AG	88,130
60	Bank Sarasin & Compagnie AG - Class B	236,866
637	Banque Cantonale Vaudoise	328,657
6	Banque Privee Edmond de Rothschild SA	202,819
438	Barry Callebaut AG(b)	360,300
58	Belimo Holding AG	66,166
966	Bellevue Group AG	77,507
1,259	Berner Kantonalbank	226,882
1,600	Bobst Group AG	101,804
1,432	Bucher Industries AG	214,638
2,250	Charles Voegele Holding AG - Class A(b)	249,683
28,065	Converium Holding AG(b)	532,493
35	Conzzeta Holding AG	73,994
16	Daetwyler Holding AG	108,158
809	Emmi AG	100,777
1,783	EMS-Chemie Holding AG	237,715
373	Energiedienst Holding AG(b)	192,669
532	Flughafen Zuerich AG	210,346
331	Forbo Holding AG(b)	172,634
570	Galenica AG	199,458
641	Georg Fischer AG(b)	493,527
96	Gurit Holding AG	107,585
732	Helvetia Holdings AG	310,395
84	Hiestand Holding AG	117,180
216	Intershop Holdings	56,453
60	Jelmoli Holding AG	201,357
483	Kaba Holding AG - Class B(b)	146,964
200	Komax Holding AG(b)	32,414
10,619	Kudelski SA	407,251
684	Kuoni Reisen Holding	428,213
800	Luzerner Kantonalbank(b)	182,131
250	Medisize Holding AG	19,970
4,780	Micronas Semiconductor Holding(b)	98,676
333	Orell Fuessli Holding AG	57,305
124	Phoenix Mecano AG	58,024
6,374	Phonak Holding AG	563,864
7,963	PSP Swiss Property AG(b)	476,089
390	PubliGroupe SA	141,577
915	Rieter Holding AG	505,789
154	Romande Energie Holding SA	228,959
730	Schulthess GroupReg	86,433
200	Schweiter Technologies AG	68,339
432	Schweizerhall Holding AG	70,646
151	Schweizerishe National-Versicherungs-Gesellsschaft	128,118
2,187	SEZ Holding AG(b)	69,693
130	Sia Abrasives Holding AG	52,154
436	Siegfried Holding AG	70,284
1,294	SIG Holding AG(b)	462,851
444	Sika AG	862,905
120	Societa Elettrica Sopracener SA	29,225
461	St Galler Kantonalbank	249,245
890	Sulzer AG	1,169,924
3,595	Swiss Prime Site AG(b)	219,594
38,012	Swisslog Holding AG(b)	50,090
162	Swissquote Group Holding SA	77,338
424	Tamedia AG	64,676
2,779	Tecan Group AG	206,445
5,714	Temenos Group AG(b)	131,744
1,313	Unilabs SA(b)	43,754
300	Valartis Group AG	23,388
4,161	Valiant Holding(b)	604,414
541	Valora Holding AG	156,459
20,015	Von Roll Holding AG(b)	177,909
5,401	Vontobel Holding AG	299,974
390	WMH Walter Meier AG - Class A	67,300
60	Zehnder Group AG	141,065
1,324	Zueblin Immobilien Holding AG(b)	13,892
20	Zuger Kantonalbank AG	61,122

		16,172,796

TAIWAN - 0.8%
70,000	Accton Technology Corp.(b)	38,379
31,586	Altek Corp.	54,194
44,000	Ambassador Hotel (The)	47,267
135,000	Arima Computer Corp.(b)	31,482
57,000	Bank of Kaohsiung	28,357
21,030	Basso Industry Corp.	30,246
247,000	BES Engineering Corp.	49,524
189,000	Cathay Real Estate Development Co. Ltd.(b)	106,493
121,000	Cheng Loong Corp.	47,500
24,125	Cheng Uei Precision Industry Co. Ltd.	65,938
97,000	Chia Hsin Cement Corp(b)	55,874
45,045	Chicony Electronics Co. Ltd.	67,272
92,000	China Life Insurance Co.(b)	39,343
217,505	China Manmade Fibers(b)	51,964
31,139	China Metal Products	54,903

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
TAIWAN (continued)
171,000	China Petrochemical Development Corp(b)	$50,841
27,315	China Steel Chemical Corp.	53,580
59,000	Chin-Poon Industrial Co.	48,452
80,850	Chun Yuan Steel	35,538
51,000	Chung Hsin Electric & Machinery Manufacturing Corp.	33,442
55,000	Chung HWA Pulp	26,503
343,000	CMC Magnetics Corp.(b)	102,940
111,000	Compeq Manufacturing Co.(b)	44,822
81,689	Continental Engineering Corp.	64,285
132,000	Cosmos Bank Taiwan(b)	40,727
75,333	CTCI Corp.	60,790
30,000	CyberTAN Technology, Inc.	63,223
67,760	D-Link Corp.	125,015
136,000	Eastern Media International	37,796
23,161	Elite Semiconductor Memory Technology, Inc.	42,133
62,220	Elitegroup Computer Systems	32,882
238,000	Entie Commercial Bank(b)	58,964
73,810	Eternal Chemical Co. Ltd.	123,559
99,000	Evergreen International Storage & Transport Corp.	50,701
32,884	Everlight Electronics Co. Ltd.	113,206
88,452	Far Eastern Department Stores Co. Ltd.	55,348
114,014	Far Eastern International Bank	51,695
44,000	Feng Hsin Iron & Steel Co.	54,752
41,601	Feng TAY Enterprise Co. Ltd.	34,165
6,678	Formosa International Hotels Corp.	71,887
176,092	Formosa Taffeta Co. Ltd.	159,226
94,640	Fu Sheng Industrial Co. Ltd.	93,127
26,000	Giant Manufacturing Co. Ltd.	42,269
94,500	Gigabyte Technology Co. Ltd.	62,847
169,728	Goldsun Development & Construction Co. Ltd.	90,395
47,927	Greatek Electonics, Inc.	73,145
37,000	Hung Poo Real Estate Development Corp.	37,520
69,000	Hung Sheng Construction Co. Ltd.	52,246
33,000	Ichia Technologies, Inc.(b)	31,649
16,170	Johnson Health Tech Co. Ltd.	111,329
66,148	Kenda Rubber Industrial Co. Ltd.(b)	37,881
106,909	King Yuan Electronics Co. Ltd.	81,123
141,185	King’s Town Bank(b)	39,947
234,855	Kinpo Electronics, Inc.	88,037
114,239	Lien Hwa Industrial Corp.	57,104
75,000	Long Bon Development Co. Ltd.	44,825
399,843	Macronix International(b)	166,162
16,237	Merry Electronics Co. Ltd.	54,792
124,619	Micro-Star International Co. Ltd.	91,420
8,400	NAN King Rubber Tire Co. Ltd.	14,680
48,000	Nien Hsing Textile Co. Ltd.	30,405
32,606	Nien Made Enterprises	30,996
49,000	Optimax Technology Corp.(b)	27,528
131,000	Opto Technology Corp.(b)	94,346
60,049	Oriental Union Chemical Corp.	44,290
33,495	Pan-International Industrial	69,289
47,899	Phoenix Precision Technology Corp.	51,098
44,000	Phoenixtec Power Co. Ltd.	39,806
26,260	Pihsiang Machinery Manufacturing Co. Ltd.	51,006
161,686	Prince Housing Development Corp.	102,460
121,000	Prodisc Technology, Inc.(b)	23,213
119,070	Realtek Semiconductor Corp.	240,123
120,000	Ritek Corp.(b)	29,034
99,000	Ruentex Industries Ltd.	63,548
142,497	Sampo Corp.(b)	26,196
90,000	Sanyang Industrial Co. Ltd.	55,229
37,000	Sheng Yu Steel Co. Ltd.	38,419
53,000	Shihlin Electric & Engineering Corp.	51,615
32,000	Shihlin Paper Corp.(b)	45,002
181,000	Shinkong Synthetic Fibers Corp.(b)	60,669
205,869	Silicon Integrated Systems Corp.	106,177
44,400	Sincere Navigation	67,518
90,726	Sintek Photronic Corp.(b)	23,797
19,200	Sinyi Realty Co.	54,575
23,137	Springsoft, Inc.	38,468
38,863	Systex Corp.	40,415
56,916	TA Chen Stainless Pipe	86,373
249,000	Ta Chong Bank Co. Ltd.	75,519
193,164	Taichung Commercial Bank(b)	68,349
169,000	Tainan Spinning Co. Ltd.(b)	76,544
56,870	Taiwan Life Insurance Co. Ltd.	77,561
71,544	Taiwan Navigation Co. Ltd.	79,164

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
TAIWAN (continued)
38,117	Taiwan Secom Co. Ltd.	$65,590
45,000	Taiwan Sogo Shin Kong SEC	41,794
74,200	Taiwan Styrene Monomer(b)	31,735
312,000	Teco Electric and Machinery Co. Ltd.	160,504
60,965	Test-Rite International Co.	34,248
152,000	Ton Yi Industrial Corp.	55,724
31,000	Tong Yang Industry Co. Ltd.	27,659
24,244	Transcend Information, Inc.	81,012
28,280	Tsann Kuen Enterprise Co. Ltd.	23,497
84,135	TSRC Corp.	74,358
67,100	Tung Ho Steel Enterprise Corp.	74,162
131,000	Union Bank of Taiwan(b)	31,079
104,905	Universal Scientific Industrial Co. Ltd.	65,410
111,000	USI Corp.	36,155
55,830	Walsin Technology Corp.	50,390
151,000	Waterland Financial Holdings	46,112
117,597	Ya Hsin Industrial Co. Ltd.	26,076
229,194	Yieh Phui Enterprise	97,568
245,819	Yuen Foong Yu Paper Manufacturing Co. Ltd.	98,462
71,000	Yungtay Engineering Co. Ltd.	41,383
29,380	Zyxel Communications Corp.	42,970

		6,850,326

THAILAND - 0.3%
108,700	Amata Corp. Public Co. Ltd.	37,822
547,800	Asian Property Development Public Co. Ltd.(b)	73,723
58,400	Bangkok Expressway Public Co. Ltd.	39,297
8,600	Bangkok Insurance Public Co. Ltd.	56,385
80,000	Bumrungrad Hospital Public Co. Ltd.	111,574
665,600	CalComp Electronics Public Co. Ltd.	86,131
226,100	Central Plaza Hotel Public Co. Ltd.	33,159
190,700	CH. Karnchang Public Co. Ltd.	40,580
208,200	Delta Electronics Thai Public Co. Ltd.	92,799
128,700	Hana Microelectronics Public Co. Ltd.	95,299
1,785,800	Hemaraj Land and Development Public Co. Ltd.	48,272
329,224	Home Product Center Public Co. Ltd.	51,123
63,100	ICC International Public Co. Ltd.	75,756
309,300	Italian-Thai Development Public Co. Ltd.(b)	46,250
119,900	Kiatnakin Bank Public Co. Ltd.	101,221
75,500	Kim Eng Securities Public Co. Ltd.	33,869
116,800	Major Cineplex Group Public Co. Ltd.	53,740
28,700	MBK Public Co. Ltd.	44,566
39,400	Padaeng Industry Public Co. Ltd.(b)	49,176
92,700	Regional Container Lines Public Co. Ltd.	66,110
153,900	Robinson Department Store Public Co. Ltd.(b)	48,239
115,300	Rojana Industrial Park Public Co. Ltd.	37,798
36,000	Saha-Union Public Co. Ltd.	23,396
2,132,000	Sahaviriya Steel Industries Public Co. Ltd.	66,213
156,500	Samart Corp. Public Co. Ltd.	38,928
236,000	Shin Satellite Public Co. Ltd.(b)	50,220
36,500	Siam Makro Public Co. Ltd.	88,692
177,400	Sino Thai Engineering & Construction Public Co. Ltd.(b)	22,242
211,600	Thai Plastic & Chemical Public Co. Ltd.	97,357
18,200	Thai Stanley Electric Public Co. Ltd.	72,748
74,700	Thai Union Frozen Products Public Co. Ltd.	47,317
244,900	Thanachart Capital Public Co. Ltd.	102,115
91,800	Thoresen Thai Agencies Public Co. Ltd.	86,454
89,300	Ticon Industrial Connection Public Co. Ltd.	43,141
77,800	Tisco Bank Public Co. Ltd.	49,739
256,900	Vinythai Public Co. Ltd.	59,839

		2,171,290

TURKEY - 0.4%
7,179	Acibadem Saglik Hizmetleri ve Ticaret AS	87,497
13,070	Akcansa Cimento AS	80,399
5,197	Akenerji Elektrik Uretim AS(b)	19,828
21,553	Aksa Akrilik Kimya Sanayii(b)	59,469
25,122	Aksigorta AS	116,261
26,950	Alarko Holding AS	64,558
26,243	Anadolu Cam Sanayii AS	94,754

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
TURKEY (continued)
18,167	Anadolu Hayat Emeklilik AS	$71,743
30,967	Anadolu Sigorta	63,425
29,700	Aygaz AS(b)	94,747
5,750	Bati Cimento(b)	50,680
21,743	Beko Elektonik(b)	26,679
34,153	Bolu Cimento Sanayii AS	67,796
264	Bosch Fren Sistemleri(b)	30,052
514	Brisa Bridgestone Sabanci	27,725
2,223	BSH Ev Aletleri Sanayi ve Ticaret AS	54,234
11,254	Bursa Cimento	84,653
2,388	Celebi Hava Servisi	46,754
12,995	Cimsa Cimento Sanayi ve Ticaret AS	90,877
10,444	Deva Holding AS	74,869
12,000	Dogus Otomotiv Servis ve Ticaret AS(b)	55,802
15,076	Eczacibasi Ilac Sanayi(b)	62,834
41,672	Hurriyet Gazetecilik AS	110,408
60,066	Ihlas Holding(b)	30,858
47,545	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS(b)	52,997
428	Kartonsan Karton Sanayi(b)	29,627
842	Konya Cimento Sanayii AS	39,139
13,000	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS(b)	31,641
12,090	Mardin Cimento Sanayii	58,249
1	Migros Turk TAS(b)	10
5,026	Otokar Otobus Karoseri Sanayi AS	62,606
52,103	Tekstil Bankasi AS(b)	67,831
61,111	Tofas Turk Otomobil Fabrikasi AS	266,887
56,888	Trakya Cam Sanayi AS	161,268
7,462	Turk Demir Dokum Fabrikalari	57,662
7,899	Turk Ekonomi Bankasi AS(b)	136,940
52,827	Turk Sise ve Cam Fabrikalari AS(b)	200,328
30,300	Ulker Gida Sanayi ve Ticaret AS	121,161
42,641	Vestel Elektonik Sanayi(b)	107,735
15,401	Yapi Kredi Finansal Kiralama AO	37,840
9,284	Yapi Kredi Sigorta AS	64,115
12,270	Zorlu Enerji Elektrik Uretim AS(b)	29,921

		3,092,859

UNITED KINGDOM - 6.8%
41,497	Abbot Group Plc	215,925
43,351	Aberdeen Asset Management Plc	188,804
10,925	Acambis Plc(b)	30,511
19,217	AEA Technology Plc(b)	41,399
39,223	Aga Foodservice Group Plc	303,283
63,284	Aggreko Plc	707,186
23,058	Alfred McAlpine Plc	215,738
23,178	Alizyme Plc(b)	53,471
22,277	Alpha Airports Group Plc	32,149
16,793	Anglo Pacific Group Plc	49,042
56,872	Anite Group Plc	87,618
12,400	Arawak Energy Corp.(b)	30,835
57,224	Arena Leisure Plc	81,895
87,704	Ashtead Group Plc	269,091
23,379	Atkins (WS) Plc	564,908
20,140	Autonomy Corp. Plc(b)	300,532
10,641	Aveva Group Plc	179,795
76,299	Avis Europe Plc(b)	105,790
7,640	Axis - Shield Plc(b)	36,460
47,470	Babcock International Group Plc	416,368
2,496	Barr (A.G.) Plc	69,966
16,589	Bellway Plc	499,535
4,293	Bespak Plc	64,315
6,704	Blacks Leisure Group Plc	34,980
11,301	Bloomsbury Publishing Plc	40,582
73,858	Bodycote International Plc	434,590
28,105	Bovis Homes Group Plc	629,715
8,349	BPP Holdings Plc	115,382
24,665	Brewin Dolphin Holdings Plc	99,063
62,719	Brit Insurance Holdings Plc	440,458
32,163	Brixton Plc	306,110
27,256	BSS Group Plc	265,850
20,638	BTG Plc(b)	59,666
23,742	Burren Energy Plc	378,458
4,396	Business Post Group Plc	33,789
20,763	Capital & Regional Plc	635,047
8,149	Care U.K. Plc	127,883
62,577	Carillion Plc	511,917
8,224	Carpetright Plc	171,788
7,437	Charles Stanley Group Plc	53,557
34,206	Charter Plc(b)	698,658
4,667	Chemring Group Plc	192,172
38,662	Chloride Group Plc	120,946
52,215	Christian Salvesen Plc	67,971
11,306	Chrysalis Group Plc	29,649
2,754	Clarkson Plc	51,996
27,959	Clinton Cards Plc	38,010
13,151	CLS Holdings Plc(b)	187,479
38,584	Collins Stewart Plc(b)	196,554
55,637	Colt Telecom Group SA(b)	176,640
27,294	Communisis Plc	31,580
13,614	Computacenter Plc	71,705
45,221	Cookson Group Plc	593,998
5,973	Corin Group Plc	50,982
69,204	Costain Group Plc(b)	65,413
7,117	Cranswick Plc	120,680

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED KINGDOM (continued)
22,947	Crest Nicholson Plc	$282,710
34,340	Croda International Plc	429,576
2,748	Daejan Holdings Plc	270,212
31,525	Dairy Crest Group Plc	421,350
17,930	Dana Petroleum Plc(b)	371,783
39,957	Davis Service Group Plc	504,513
40,487	De La Rue Plc	572,718
21,260	Delta Plc	63,059
25,138	Derwent Valley Holdings Plc	1,065,985
12,745	Detica Group Plc	98,165
7,284	Development Securities Plc	95,805
26,078	Devro Plc	60,531
9,766	Dicom Group Plc	45,094
291,916	Dimension Data Holdings Plc	274,472
3,423	Diploma Plc	67,068
10,261	Domestic & General Group Plc	228,429
17,282	Domino Printing Sciences Plc	120,402
119,309	DS Smith Plc	564,543
2,886	DTZ Holdings Plc	34,205
19,176	Electrocomponents Plc	117,053
107,465	Elementis Plc	184,036
60,798	Ennstone Plc	57,876
103,824	Enodis Plc	429,004
114,662	Entertainment Rights Plc(b)	68,537
14,750	Erinaceous Group Plc	80,637
7,942	Euromoney Institutional Investor Plc	92,075
36,731	Evolution Group Plc	115,628
11,644	Expro International Group Plc	195,300
84,364	F&C Asset Management Plc	317,698
17,159	Fenner Plc	74,092
11,172	Filtronic Plc	30,917
18,220	Findel Plc	238,886
93,116	First Choice Holidays Plc	533,076
117,465	FKI Plc	281,313
13,270	Forth Ports Plc	526,566
312,657	Fortune Oil Plc(b)	40,089
11,898	Freeport Plc(b)	95,958
8,125	French Connection Group Plc	38,886
58,668	Future Plc	50,495
145,122	Galiform Plc(b)	474,742
39,778	Galliford Try Plc	133,853
85,424	Game Group Plc	260,584
5,558	Games Workshop Group Plc	36,076
13,815	GCAP Media Plc	60,251
10,109	Go-Ahead Group Plc	525,791
23,061	Grainger Trust Plc	299,804
41,729	Great Portland Estates Plc	597,018
28,000	Greene King Plc	597,674
2,569	Greggs Plc	261,318
55,000	Guinness Peat Group Plc	94,619
13,167	Gyrus Group Plc(b)	124,169
108,988	Halma Plc	495,930
25,455	Headlam Group Plc	301,231
13,525	Helical Bar Plc	115,835
21,037	Helphire Plc	171,562
186,088	Henderson Group Plc	593,109
10,970	Hill & Smith Holdings Plc	78,918
100,708	HMV Group Plc	225,930
9,757	Holidaybreak Plc	154,992
17,525	Homeserve Plc	615,214
18,628	Hunting Plc	284,734
22,235	Huntsworth Plc	46,160
8,600	IG Group Holdings Plc	52,316
37,129	Imagination Technologies Group Plc(b)	91,194
91,379	Innovation Group Plc(b)	57,326
872	Intermediate Capital Group Plc	32,575
26,823	Interserve Plc	258,584
28,289	Intertek Group Plc	523,741
54,293	iSOFT Group Plc(b)	45,066
8,493	James Fisher & Sons Plc	102,576
31,692	Jardine Lloyd Thompson Group Plc	275,320
40,455	JJB Sports Plc	223,286
15,444	JKX Oil & Gas Plc	97,751
10,464	John Menzies Plc	114,048
82,832	John Wood Group Plc	460,675
9,692	Johnson Service Group Plc	68,884
10,924	Keller Group Plc	219,169
7,004	Kensington Group Plc	79,610
8,554	Kier Group Plc	419,561
58,092	Kiln Plc	136,122
56,498	Kingston Communications Plc	83,985
22,308	Laird Group Plc	254,790
79,800	LogicaCMG Plc	291,264
30,853	London Scottish Bank Plc	70,104
33,575	Lookers Plc	141,951
16,540	Low and Bonar Plc	47,228
17,104	Luminar Plc	271,586
3,333	M.J. Gleeson Group Plc	27,694
33,489	Marshalls Plc	236,952
78,824	Marston’s Plc	674,204
15,625	Marylebone Warwick Balfour Group Plc(b)	91,691
29,022	Mcbride Plc	137,903
8,244	McKay Securities Plc	71,033
15,063	Melrose Resources Plc	101,002
73,933	Michael Page International Plc	846,304
6,452	Millennium & Copthorne Hotels Plc	93,017
25,564	Minerva Plc(b)	207,991
88,851	Misys Plc	441,573

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED KINGDOM (continued)
64,668	Mitie Group Plc	$304,365
73,164	Morgan Crucible Co.	406,657
6,436	Morgan Sindall Plc	169,368
24,499	Morse Plc	44,833
18,969	Mothercare Plc	164,078
16,232	Mouchel Parkman Plc	146,419
13,494	Mucklow (A & J) Group Plc	125,808
71,685	MyTravel Group Plc(b)	445,148
46,851	N Brown Group Plc	278,753
18,906	Nestor Healthcare Group Plc	65,483
125,910	Northern Foods Plc	321,313
152,436	Northgate Information Solutions Plc	265,119
17,780	Northgate Plc	387,292
65,932	Oxford Biomedica Plc(b)	58,642
37,301	Pace Micro Technology Plc(b)	56,674
142,460	Pendragon Plc	342,602
56,972	Photo-Me International Plc	84,912
14,705	Pinnacle Staffing Group Plc(b)	2,646
73,007	Premier Farnell Plc	316,883
33,460	Premier Foods Plc	203,754
19,340	Premier Oil Plc(b)	463,332
39,282	Psion Plc	129,349
41,130	PZ Cussons Plc	139,394
300	Rathbone Brothers Plc	7,853
49,551	Redrow Plc	600,149
200,767	Regus Group Plc	589,499
6,250	Renishaw Plc	91,308
2,330	Rensburg Sheppards Plc	43,510
28,774	Restaurant Group Plc	205,221
7,755	Ricardo Plc	56,019
13,819	RM Plc	52,068
15,157	Robert Wiseman Dairies Plc	138,064
4,544	ROK Plc	96,237
20,874	Rotork Plc	347,917
4,749	Royalblue Group Plc	104,438
23,225	RPC Group Plc	120,941
48,653	RPS Group Plc	311,275
31,022	Savills Plc	410,305
5,920	ScS Upholstery Plc	39,401
10,691	SDL Plc(b)	79,505
58,192	Senior Plc	103,071
3,127	Severfield-Rowen Plc	130,600
32,455	Shaftesbury Plc	460,425
55,216	Shanks Group Plc	306,331
29,368	SIG Plc	745,128
192,981	Skyepharma Plc(b)	84,077
54,898	SMG Plc	69,603
37,047	Smiths News Plc	113,978
16,509	Soco International Plc(b)	517,125
9,134	Sondex Plc	62,522
24,624	Spectris Plc	477,148
6,322	Speedy Hire Plc	152,751
16,818	SpiraxSarco Engineering Plc	340,725
170,913	Spirent Communications Plc(b)	251,821
54,276	SSL International Plc	468,894
7,688	St. Ives Group Plc	49,011
20,664	St. Modwen Properties Plc	269,329
77,807	Stanelco Plc(b)	1,875
4,849	Surfcontrol Plc(b)	63,502
102,352	Taylor Nelson Sofres Plc	495,616
22,970	TDG Plc	140,138
5,162	Ted Baker Plc	63,466
2,707	Telent Plc(b)	23,720
33,326	THUS Group Plc(b)	110,568
35,892	Topps Tiles Plc	194,975
11,051	Town Centre Securities Plc	123,593
35,484	TT electronics Plc	166,233
38,584	Tullett Prebon Plc(b)	387,301
12,345	Tullow Oil Plc	89,649
30,000	UK Coal Plc(b)	335,845
16,341	Ultra Electronics Holdings	395,973
10,108	Umeco Plc	97,617
22,021	Uniq Plc	85,141
34,395	Unite Group Plc	350,842
6,853	UTV Plc	57,067
23,332	Venture Production Plc(b)	318,403
43,438	Vernalis Plc(b)	58,233
22,798	Victrex Plc	345,309
6,702	Vitec Group Plc (The)	85,904
36,133	VT Group Plc	358,672
6,081	Warner Estate Holdings Plc	94,571
51,005	Weir Group Plc (The)	656,242
6,330	Wembley Plc(b)	253
43,403	Wetherspoon (J.D.) Plc	612,574
37,047	WH Smith Plc	337,437
25,456	Whatman Plc	147,431
14,285	Wilmington Group Plc	72,114
15,256	Wincanton Plc	122,349
14,049	Wolfson Microelectronics Plc(b)	85,932
339,266	Woolworths Group Plc	199,115
41,464	Workspace Group Plc	374,541
8,449	WSP Group Plc	123,149
10,220	Xaar Plc	48,079
89,364	Xansa Plc	162,760
30,967	Yule Catto & Co. Plc	149,532

		54,969,010

UNITED STATES - 48.4%
2,500	1800 Contacts, Inc.(b)	43,600
4,811	1800-FLOWERS.COM, Inc.(b)	38,921
3,850	1st Source Corp.	95,249
600	21st Century Holding Co.	11,700
13,400	21st Century Insurance Group	278,854

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
4,400	24/7 Real Media, Inc.(b)	$43,780
76,715	3Com Corp.(b)	309,161
2,200	3D Systems Corp.(b)	42,350
2,929	4Kids Entertainment, Inc.(b)	47,655
10,800	99 Cents Only Stores(b)	154,440
2,500	A.M. Castle & Co.	84,750
3,500	A.O. Smith Corp.	133,350
1,748	AAON, Inc.	43,228
7,600	AAR Corp.(b)	232,104
7,100	Aaron Rents, Inc.	201,427
2,100	Abaxis, Inc.(b)	47,943
4,200	Abiomed, Inc.(b)	53,844
6,200	ABM Industries, Inc.	174,468
3,800	Abraxas Petroleum Corp.(b)	13,262
10,600	ABX Air, Inc.(b)	69,112
4,820	AC Moore Arts & Crafts, Inc.(b)	98,955
5,700	Acacia Research-Acacia Technologies(b)	85,044
4,044	Acadia Pharmaceuticals, Inc.(b)	55,241
6,200	Acadia Realty Trust	166,656
7,800	ACCO Brands Corp.(b)	185,640
5,546	Actel Corp.(b)	81,193
12,500	ActivIdentity Corp.(b)	62,250
63,300	Actuant Corp. - Class A	3,354,900
12,150	Actuate Corp.(b)	69,012
7,786	Acuity Brands, Inc.	460,308
26,180	Adaptec, Inc.(b)	101,055
17,100	ADC Telecommunications, Inc.(b)	314,640
80,200	Administaff, Inc.	2,661,838
700	Adolor Corp.(b)	2,506
11,500	Adtran, Inc.	292,675
8,600	Advanced Analogic Technologiesincorporated(b)	69,746
7,300	Advanced Energy Industries, Inc.(b)	178,850
1,400	Advanced Magnetics, Inc.(b)	92,120
1,310	Advanta Corp. - Class A	55,361
2,400	Advanta Corp. - Class B	109,968
2,500	Advent Software, Inc.(b)	83,900
9,360	ADVENTRX Pharmaceuticals, Inc.(b)	25,366
800	Advisory Board Co. (The)(b)	37,984
1,000	AEP Industries, Inc.(b)	42,560
14,563	Aeroflex, Inc.(b)	204,465
4,600	Aeropostale, Inc.(b)	189,290
3,600	AFC Enterprises(b)	68,436
8,600	Affymetrix, Inc.(b)	225,922
64,800	Aftermarket Technology Corp.(b)	1,790,424
2,400	AGCO Corp.(b)	100,152
11,908	Agile Software Corp.(b)	85,619
5,400	Agilysys, Inc.	113,562
1,172	Agree Realty Corp.	39,731
2,800	Air Methods Corp.(b)	77,028
6,380	Airspan Networks, Inc.(b)	24,563
16,229	Airtran Holdings, Inc.(b)	178,681
12,300	AK Steel Holding Corp.(b)	375,396
7,890	Akorn, Inc.(b)	57,124
2,400	Alabama National Bancorporation	150,288
900	Alamo Group, Inc.	24,300
5,100	Alaska Air Group, Inc.(b)	150,960
8,800	Alaska Communications Systems Group, Inc.	139,920
4,700	Albany International Corp. - Class A	180,010
7,593	Albany Molecular Research, Inc.(b)	72,969
15,000	Albemarle Corp.	636,750
2,900	Alexander & Baldwin, Inc.	155,005
300	Alexander’s, Inc.(b)	115,200
1,800	Alexion Pharmaceuticals, Inc.(b)	75,348
14,918	Alfa Corp.	267,629
1,000	Alico, Inc.	58,510
6,800	Align Technology, Inc.(b)	154,088
7,629	Alkermes, Inc.(b)	125,345
4,400	Allete, Inc.	213,004
3,100	Alliance Imaging, Inc.(b)	27,900
16,900	Alliance One International, Inc.(b)	165,789
6,308	Allis-Chalmers Energy, Inc.(b)	122,060
8,800	Allos Therapeutics, Inc.(b)	51,568
6,556	Allscripts Healthcare Solutions, Inc.(b)	173,406
4,200	Alnylam Pharmaceuticals, Inc.(b)	78,834
6,400	Alpharma, Inc. - Class A	155,520
3,470	Ambassadors Group, Inc.	116,314
1,500	Ambassadors International, Inc.	61,380
5,400	AMCOL International Corp.	129,762
4,546	Amcore Financial, Inc.	130,061
4,000	Amedisys, Inc.(b)	125,400
2,300	Amerco, Inc.(b)	160,908
1,300	America First Apartment Investors, Inc.	28,899
7,000	American Axle & Manaufacturing Holdings, Inc.	195,650
4,100	American Campus Communities, Inc.	125,542
2,499	American Dental Partners, Inc.(b)	53,429
2,800	American Ecology Corp.	62,580

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
7,300	American Equity Investment Life Holding Co.	$99,645
17,600	American Financial Realty Trust	186,560
6,700	American Greetings Corp. - Class A	170,515
300	American Italian Pasta Co. - Class A(b)	3,210
1,200	American Land Lease, Inc.	30,900
150,831	American Medical Systems Holdings, Inc.(b)	2,674,234
6,400	American Oil & Gas, Inc.(b)	29,760
3,357	American Physicians Capital, Inc.(b)	132,736
1,600	American Science & Engineering, Inc.(b)	75,200
2,800	American Software, Inc. Class A	24,640
3,000	American States Water Co.	106,920
5,802	American Superconductor Corp.(b)	83,781
2,800	American Vanguard Corp.	41,384
3,000	American Woodmark Corp.	103,530
2,382	AmericanWest Bancorp	47,974
1,824	America’s Car-Mart, Inc.(b)	23,384
8,100	AMERIGROUP Corp.(b)	227,853
1,933	Ameris Bancorp	44,343
6,100	Ameristar Casinos, Inc.	185,196
1,800	Ameron International Corp.	124,452
6,875	AMICAS, Inc.(b)	20,281
12,100	AMIS Holdings, Inc.(b)	140,360
29,300	Amkor Technology, Inc.(b)	409,907
5,500	AMN Healthcare Services, Inc.(b)	133,925
1,000	Ampco-Pittsburgh Corp.	36,020
1,400	Amrep Corp.	84,364
7,200	Amsurg Corp.(b)	165,240
9,600	Anadigics, Inc.(b)	103,104
1,700	Analogic Corp.	104,210
3,872	Anaren, Inc.(b)	73,258
3,776	Anchor Bancorp Wisconsin, Inc.	101,650
2,900	Andersons, Inc. (The)	134,705
19,200	Andrew Corp.(b)	209,664
600	Anesiva, Inc.(b)	4,710
5,500	Anixter International, Inc.(b)	393,800
4,098	Ansoft Corp.(b)	132,324
45,143	Ansys, Inc.(b)	2,311,322
8,900	APAC Customer Services, Inc.(b)	39,160
5,300	Apogee Enterprises, Inc.	127,624
7,400	Applebee’s International, Inc.	201,132
12,953	Applera Corp. - Celera Group(b)	181,342
6,964	Applied Industrial Technologies, Inc.	187,123
55,800	Applied Micro Circuits Corp.(b)	156,798
1,600	Applied Signal Technology, Inc.	26,672
1,700	Applix, Inc.(b)	22,355
5,500	Apria Healthcare Group, Inc.(b)	174,570
72,950	Aptargroup, Inc.	5,343,588
10,000	aQuantive, Inc.(b)	306,100
70,600	Aquila, Inc.(b)	291,578
4,500	Arbitron, Inc.	221,760
600	Arcadia Resources, Inc.(b)	822
2,200	Arch Chemicals, Inc.	66,484
2,057	Arctic Cat, Inc.	36,615
11,300	Arena Pharmaceuticals, Inc.(b)	147,239
1,700	Arena Resources, Inc.(b)	79,815
5,468	Argonaut Group, Inc.(b)	183,780
8,000	Ariad Pharmaceuticals, Inc.(b)	36,880
14,817	Ariba, Inc.(b)	130,686
4,700	Arkansas Best Corp.	185,180
6,200	Armor Holdings, Inc.(b)	443,300
6,900	Arqule, Inc.(b)	60,582
7,728	Array Biopharma, Inc.(b)	107,806
15,800	Arris Group, Inc.(b)	234,156
39,500	Arrow International, Inc.	1,257,680
5,500	Art Technology Group, Inc.(b)	13,640
87,443	Arthrocare Corp.(b)	3,607,898
10,772	ArvinMeritor, Inc.	222,442
6,700	Asbury Automotive Group, Inc.	192,759
8,200	Ashford Hospitality Trust, Inc.	98,400
3,831	Aspect Medical Systems, Inc.(b)	58,844
6,100	Aspen Technology, Inc.(b)	82,838
6,200	Asset Acceptance Capital Corp.(b)	114,204
12,600	Assisted Living Concepts, Inc.(b)	154,350
1,700	Associated Estates Realty Corp.	25,806
1,920	Asta Funding, Inc.	83,962
2,700	Astec Industries, Inc.(b)	109,890
5,670	ASV, Inc.(b)	86,071
11,600	Asyst Techologies, Inc.(b)	82,940
600	Atherogenics, Inc.(b)	2,010
6,700	Atheros Communications, Inc.(b)	179,493
1,500	Atlantic Coast Federal Corp	29,700
2,700	Atlas Air Worldwide Holdings, Inc.(b)	155,304

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
1,171	Atlas America, Inc.(b)	$69,897
91,800	Atmel Corp.(b)	488,376
5,063	ATMI, Inc.(b)	156,599
5,000	ATP Oil & Gas Corp.(b)	217,300
3,500	Atwood Oceanics, Inc.(b)	220,150
700	Audible, Inc.(b)	6,727
2,707	Audiovox Corp. - Class A(b)	38,954
7,040	Authorize.Net Holdings Inc.(b)	124,186
1,828	Avatar Holdings, Inc.(b)	137,228
5,400	Avid Technology, Inc.(b)	179,550
5,900	Avista Corp.	139,181
7,200	Avocent Corp.(b)	201,672
16,800	Axcelis Technologies, Inc.(b)	128,520
1,400	AZZ, Inc.(b)	79,940
1,900	Badger Meter, Inc.	45,600
1,566	Balchem Corp.	28,783
4,500	Baldor Electric Co.	177,255
7,732	Bally Technologies, Inc.(b)	180,929
2,600	Bancfirst Corp.	111,306
3,300	Bancorp, Inc. (The)(b)	79,629
1,200	Bandag, Inc.	60,528
10,097	Bank Mutual Corp.	119,044
1,976	Bank of Granite Corp.	31,873
2,900	Bank of The Ozarks, Inc.	85,463
3,700	BankAtlantic Bancorp, Inc. - Class A	35,668
3,900	BankFinancial Corp.	62,010
3,086	Bankrate, Inc.(b)	124,582
1,300	BankUnited Financial Corp. - Class A	28,145
2,100	Banner Corp.	78,372
7,858	Barnes Group, Inc.	190,950
2,300	Barrett Business Sevices	52,486
5,300	Barrier Therapeutics, Inc.(b)	36,570
500	Bassett Furniture Industries, Inc.	7,080
9,100	BE Aerospace, Inc.(b)	333,515
26,119	BearingPoint, Inc.(b)	191,714
900	Beasley Broadcasting Group, Inc. - Class A	8,226
3,300	Beazer Homes USA, Inc.	110,154
6,700	Bebe Stores, Inc.	117,250
1,642	Bel Fuse, Inc. - Class B	58,127
7,226	Belden CDT, Inc.	403,789
5,616	Bell Microproducts, Inc.(b)	38,189
9,800	Belo Corp. - Class A	188,846
9,150	Benchmark Electronics, Inc.(b)	193,797
3,700	Bentley Pharmaceuticals, Inc.(b)	35,335
1,100	Berkshire Hills Bancorp, Inc.	35,464
65,600	Berry Petroleum Co. - Class A	2,234,336
3,100	Beverly Hills Bancorp, Inc.	20,677
4,700	BFC Financial Corp. - Class A(b)	16,873
3,100	Big 5 Sporting Goods Corp	79,360
15,100	Big Lots, Inc.(b)	486,220
3,400	BioCryst Pharmaceuticals, Inc.(b)	28,900
3,100	Bioenvision, Inc.(b)	10,323
2,302	Biolase Technology, Inc.(b)	14,963
13,300	BioMarin Pharmaceuticals, Inc.(b)	214,928
7,400	BioMed Realty Trust, Inc.	212,454
30,000	Bio-Rad Laboratories, Inc. - Class A(b)	2,123,100
1,800	Bio-Reference Labs, Inc.(b)	48,546
2,300	Biosite, Inc.(b)	212,750
5,500	BioVeris Corp.(b)	115,280
4,600	BJ’s Restaurants, Inc.(b)	94,714
8,300	BJ’s Wholesale Club, Inc.(b)	286,599
2,798	Black Box Corp.	101,959
3,720	Black Hills Corp.	148,093
50,000	Blackbaud, Inc.	1,104,000
1,900	Blackboard, Inc.(b)	65,189
18,690	Blockbuster, Inc. - Class A(b)	115,878
10,417	Blockbuster, Inc. - Class B(b)	60,315
5,500	Blount International, Inc.(b)	74,965
2,700	Blue Coat Systems, Inc.(b)	94,662
6,000	Bluegreen Corp.(b)	66,300
3,600	Blyth, Inc.	93,960
4,050	Bob Evans Farms, Inc.	148,635
400	Bolt Technology Corp.(b)	16,248
2,600	Bon-Ton Stores, Inc. (The)	129,142
11,900	Bookham, Inc.(b)	27,251
2,700	Books-A-Million, Inc.	45,036
8,000	Borders Group, Inc.	168,880
15,200	Borland Software Corp.(b)	84,664
1,400	Boston Beer Co., Inc. - Class A(b)	45,094
89,167	Boston Private Financial Holdings, Inc.	2,479,734
6,187	Bottomline Technologies, Inc.(b)	76,843
4,400	Bowater, Inc.	96,316
3,202	Bowne & Co., Inc.	53,409
3,800	Bradley Pharmaceuticals, Inc.(b)	74,594
8,486	Brady Corp. - Class A	278,850
5,700	Briggs & Stratton Corp.	169,119
8,700	Brigham Exploration Co.(b)	52,722
61,700	Bright Horizons Family Solutions, Inc.(b)	2,382,854
11,340	Brightpoint, Inc.(b)	150,822
4,800	Bristol West Holdings, Inc.	106,368
2,900	Bristow Group, Inc.(b)	109,040

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
20,573	Brocade Communications Systems, Inc.(b)	$200,998
6,423	Brookline Bancorp, Inc.	76,562
8,920	Brooks Automation, Inc.(b)	155,832
7,746	Brown Shoe Co., Inc.	208,987
20,848	Bruker BioSciences Corp.(b)	239,960
3,700	Brush Engineered Materials, Inc.(b)	177,674
9,100	Buckeye Technologies, Inc.(b)	115,297
3,450	Buckle, Inc. (The)	122,889
2,131	Builders Firstsource, Inc.(b)	34,373
4,916	Building Material Holding Corp.	71,380
10,200	Cabela’s, Inc.(b)	241,944
4,600	Cabot Microelectronics Corp.(b)	147,844
3,600	Cache, Inc.(b)	62,136
4,000	CACI International, Inc. - Class A(b)	182,920
1,700	Cadiz, Inc.(b)	41,990
6,458	CalAmp Corp.(b)	53,795
7,800	Calgon Carbon Corp.(b)	61,698
2,946	California Coastal Communities, Inc.(b)	54,442
4,000	California Pizza Kitchen, Inc.(b)	133,640
3,100	California Water Service Group	120,497
12,624	Caliper Life Sciences, Inc.(b)	71,452
9,800	Callaway Golf Co.	176,008
2,700	Callon Petroleum Co.(b)	37,260
4,100	Cal-Maine Foods, Inc.	55,432
5,300	Cambrex Corp.	128,578
900	Camden National Corp.	35,649
5,018	Candela Corp.(b)	58,008
4,300	Cantel Medical Corp.(b)	78,776
1,574	Capital Corp. of the West	37,398
6,600	Capital Senior Living Corp.(b)	76,626
600	Capital Southwest Corp.	92,880
2,600	Capitol Bancorp Ltd.	78,390
4,505	Captaris, Inc.(b)	27,210
5,500	Caraco Pharmaceutical Laboratories Ltd.(b)	78,540
4,300	Caraustar Industries, Inc.(b)	30,616
2,750	CARBO Ceramics, Inc.	119,488
4,300	Cardiac Science Corp.(b)	45,150
4,975	Cardinal Financial Corp.	47,611
2,130	Carmike Cinemas, Inc.	53,208
6,000	Carrier Access Corp.(b)	28,860
4,600	Carrizo Oil & Gas, Inc.(b)	169,510
7,000	Carter’s, Inc.(b)	183,400
2,610	Cascade Corp.	161,742
1,739	Cascade Natural Gas Corp.	45,214
6,100	Casella Waste Systems, Inc. - Class A(b)	56,730
8,784	Casey’s General Stores, Inc.	220,918
6,400	Cash America International, Inc.	276,224
6,826	Casual Male Retail Group, Inc.(b)	78,567
3,600	Catalina Marketing Corp.	114,120
1,500	Catapult Communications Corp.(b)	14,820
48,610	Cathay General Bancorp	1,593,922
5,250	Cato Corp. (The) - Class A	113,452
1,600	Cavco Industries, Inc.(b)	60,096
17,000	CBIZ, Inc.(b)	118,320
3,400	CBRL Group, Inc.	151,572
10,072	C-COR, Inc.(b)	124,087
3,900	CDI Corp.	115,518
3,300	CEC Entertainment, Inc.(b)	137,511
7,700	Cedar Shopping Centers, Inc.	122,969
4,268	Celadon Group, Inc.(b)	70,251
10,800	Cell Genesys, Inc.(b)	47,196
4,900	Centene Corp.(b)	101,969
12,225	Centennial Bank Holdings, Inc.(b)	107,091
6,843	Centennial Communications Corp.(b)	57,002
1,575	Center Bancorp., Inc.	24,381
2,700	Center Financial Corp.	44,172
6,250	Central European Distribution Corp.(b)	185,938
118,600	Central Garden & Pet Co.(b)	1,756,466
119,800	Central Garden & Pet Co. - Class A(b)	1,715,536
5,500	Central Pacific Financial Corp.	188,980
400	Central Parking Corp.	8,952
1,300	Central Vermont Public Service Corp.	41,860
5,300	Century Aluminum Co.(b)	250,743
10,300	Cenveo, Inc.(b)	264,195
8,600	Cepheid, Inc.(b)	97,524
5,000	Ceradyne, Inc.(b)	294,250
2,358	CH Energy Group, Inc.	113,137
13,200	Champion Enterprises, Inc.(b)	135,696
6,800	Chaparral Steel Co.	479,400
4,355	Charlotte Russe Holding, Inc.(b)	119,022
24,799	Charming Shoppes, Inc.(b)	309,988
26,700	Charter Communications, Inc. - Class A(b)	80,634
25,700	Chattem, Inc.(b)	1,468,498
7,300	Checkpoint Systems, Inc.(b)	160,527
4,800	Chemed Corp.	241,440
4,253	Chemical Financial Corp.	113,683

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
2,600	Cheniere Energy, Inc.(b)	$86,710
3,200	Chesapeake Corp.	47,232
800	Chesapeake Utilities Corp.	25,464
1,200	Children’s Place Retail Stores, Inc. (The)(b)	63,444
7,380	Chiquita Brands International, Inc.	109,446
5,800	Chittenden Corp.	168,548
3,852	Cholestech Corp.(b)	74,652
6,160	Chordiant Software, Inc.(b)	81,497
6,100	Christopher & Banks Corp.	105,591
1,206	Churchill Down, Inc.	56,308
8,576	Ciber, Inc.(b)	69,895
14,885	Ciena Corp.(b)	434,047
34,800	Cincinnati Bell, Inc.(b)	176,436
2,800	CIRCOR International, Inc.	101,920
20,200	Cirrus Logic, Inc.(b)	167,256
12,700	Citadel Broadcasting Corp.	116,586
2,200	Citi Trends, Inc.(b)	87,186
5,820	Citizens Banking Corp.	116,458
1,153	Citizens Communications Co.	17,952
1,000	Citizens First Bancorp, Inc.	21,060
9,827	Citizens, Inc.(b)	75,275
3,726	City Holding Co.	141,476
8,200	CKE Restaurants, Inc.	166,542
11,800	CKX, Inc.(b)	123,074
81,100	Clarcor, Inc.	2,557,894
2,492	Clayton Williams Energy, Inc.(b)	66,935
2,672	Clean Harbors, Inc.(b)	124,302
7,629	Cleco Corp.	214,070
5,400	Clifton Savings Bancorp, Inc.	62,910
11,400	CNA Surety Corp.(b)	235,296
4,940	CNET Networks, Inc.(b)	41,644
1,500	CoBiz, Inc.	27,510
47,300	Coeur d’Alene Mines Corp.(b)	193,457
9,100	Cogent Communications Group, Inc.(b)	231,686
5,800	Cognex Corp.	124,990
3,900	Cohen & Steers, Inc.	200,109
4,220	Coherent, Inc.(b)	132,466
4,354	Cohu, Inc.	89,605
3,970	Coinmach Service Corp. - Class A	42,003
4,900	Coinstar, Inc.(b)	152,341
8,000	Coldwater Creek, Inc.(b)	165,600
4,200	Collagenex Pharmaceuticals, Inc.(b)	57,582
6,000	Colonial Properties Trust	297,660
1,100	Columbia Bancorp	22,682
2,931	Columbia Banking System, Inc.	88,956
3,600	Columbia Sportswear Co.	225,360
5,400	Columbus McKinnon Corp.(b)	133,704
6,385	Combinatorx, Inc.(b)	39,012
10,300	Comfort Systems USA, Inc.	128,647
4,500	Commercial Vehicle Group, Inc.(b)	88,470
11,065	CommScope, Inc.(b)	516,182
4,800	Community Bank System, Inc.	98,400
3,398	Community Banks, Inc.	80,295
2,748	Community Trust Bancorp, Inc.	91,398
4,700	Compass Minerals International, Inc.	161,398
7,079	CompuCredit Corp.(b)	255,977
1,400	Computer Programs & Systems, Inc.	44,590
65,700	Comstock Resources, Inc.(b)	1,862,595
3,000	COMSYS IT Partners, Inc.(b)	68,280
3,100	Comtech Telecommunications Corp.(b)	117,335
3,298	Conceptus, Inc.(b)	68,203
91,300	Concur Technologies, Inc.(b)	1,622,401
26,000	Conexant Systems, Inc.(b)	40,300
5,889	Conmed Corp.(b)	178,554
900	Connecticut Water Service, Inc.	21,789
5,101	Conn’s, Inc.(b)	132,371
1,016	Consolidated-Tomoka Land Co	76,251
4,300	Consolidated Communications Holdings, Inc.	85,527
2,000	Consolidated Graphics, Inc.(b)	150,500
1,800	Contango Oil & Gas Co.(b)	53,064
12,858	Continental Airlines, Inc. - Class B(b)	470,088
60,000	Cooper Cos., Inc. (The)	3,066,000
8,500	Cooper Tire & Rubber Co.	164,305
9,300	Corillian Corp.(b)	46,779
110,900	Corinthian Colleges, Inc.(b)	1,533,747
6,393	Corporate Office Properties Trust SBI MD	301,174
9,900	Corrections Corp. of America(b)	562,320
2,550	Corvel Corp.(b)	69,334
4,300	Cost Plus, Inc.(b)	41,925
27,000	CoStar Group, Inc.(b)	1,317,870
6,132	Cousins Properties, Inc.	205,851
8,171	Covansys Corp.(b)	272,911
9,860	Covanta Holding Corp.(b)	241,964
4,400	Cowen Group. Inc.(b)	73,876
4,800	Cox Radio, Inc. - Class A(b)	67,776
900	CPI Corp.	51,759
4,000	CPI International, Inc.(b)	77,520

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
2,200	CRA International, Inc.(b)	$113,454
3,400	Crane Co.	144,534
9,100	Credence Systems Corp.(b)	33,761
7,700	Crescent Real Estate EQT Co.	157,927
6,946	Cross Country Healthcare, Inc.(b)	136,767
3,900	Crosstex Energy, Inc.	117,195
7,700	Crown Media Holdings, Inc. - Class A(b)	44,044
3,600	CryoLife, Inc.(b)	35,460
8,929	CSG Systems International, Inc.(b)	239,119
7,100	CSK Auto Corp.(b)	118,996
1,900	CSS Industries, Inc.	75,810
3,940	CT Communications, Inc.	96,175
7,000	CTS Corp.	91,560
4,600	Cubic Corp.	92,598
8,700	Cubist Pharmaceuticals, Inc.(b)	186,615
3,999	Cumulus Media, Inc. - Class A(b)	37,551
7,400	CuraGen Corp.(b)	19,092
1,380	Curis, Inc.(b)	2,857
5,100	Curtiss Wright Corp.	219,759
2,000	Cutera, Inc.(b)	58,560
2,700	CV Therapeutics, Inc.(b)	22,761
95,101	CVB Financial Corp.	1,128,849
2,900	Cyberonics, Inc.(b)	63,394
6,700	Cybersource Corp.(b)	85,157
7,042	Cymer, Inc.(b)	285,271
8,000	Cypress Bioscience, Inc.(b)	72,880
17,700	Cypress Semiconductor Corp.(b)	403,914
8,174	Daktronics, Inc.	186,204
14,600	Darling International, Inc.(b)	111,982
3,038	Datascope Corp.	112,558
1,800	Dawson Geophysical Co.(b)	92,520
2,369	DEB Shops, Inc.	65,195
1,700	Deckers Outdoor Corp.(b)	128,741
295,000	Del Monte Foods Co.	3,422,000
3,806	dELiA*s, Inc.(b)	32,770
7,050	Delphi Financial Group - Class A	301,035
2,200	Delta & Pine Land Co.	90,728
2,910	Delta Financial Corp.	29,129
9,000	Delta Petroleum Corp.(b)	195,210
2,100	Deltic Timber Corp.	104,895
4,600	Deluxe Corp.	174,110
13,588	Dendreon Corp.(b)	204,228
8,232	Dendrite International, Inc.(b)	130,889
4,283	Depomed, Inc.(b)	14,734
12,000	DeVry, Inc.	395,880
4,000	DG Fastchannel, Inc.(b)	72,760
4,650	Diamond Management & Technology Consultants, Inc.	52,731
12,700	DiamondRock Hospitality Co.	232,283
3,943	Digene Corp.(b)	180,787
5,000	Digi International, Inc.(b)	63,750
5,900	Digimarc Corp.(b)	56,935
200	Digital Angel Corp.(b)	356
6,703	Digital Realty Trust, Inc.	271,136
40,543	Digital River, Inc.(b)	2,372,982
6,300	Dime Community Bancshares	83,853
2,400	Diodes, Inc.(b)	88,608
1,100	Dionex Corp.(b)	75,900
7,800	Ditech Networks, Inc.(b)	67,860
9,975	Diversa Corp.(b)	72,518
2,723	Dixie Group, Inc.(b)	33,602
5,086	DJO, Inc.(b)	198,659
25,553	Dobson Communications Corp. - Class A(b)	232,788
4,643	Dollar Thrifty Automotive Group(b)	217,664
6,700	Domino’s Pizza, Inc.	216,075
3,272	Donegal Group, Inc. - Class A	49,636
9,638	Dot Hill Systems Corp.(b)	39,709
3,858	Dov Pharmaceutical, Inc.(b)	1,447
2,100	Dover Downs Gaming & Entertainment, Inc.	27,321
2,200	Dover Motorsports, Inc.	12,342
3,200	Downey Financial Corp.	214,240
12,400	Dress Barn, Inc.(b)	246,884
4,500	Drew Industries, Inc.(b)	129,465
8,200	Dril-Quip, Inc.(b)	414,100
3,700	DRS Technologies, Inc.	186,147
16,500	Drugstore.Com(b)	44,055
4,900	DSP Group, Inc.(b)	90,503
1,400	DSW, Inc. - Class A(b)	54,264
3,348	DTS, Inc.(b)	74,928
3,000	Ducommun, Inc.(b)	85,560
12,000	Duquesne Light Holdings, Inc.	239,280
9,100	Durect Corp.(b)	40,677
6,900	Dyax Corp.(b)	31,740
8,330	Dycom Industries, Inc.(b)	215,830
2,615	Dynamex, Inc.(b)	68,644
6,000	Dynavax Technologies Corp.(b)	29,040
42,100	Dynegy, Inc.(b)	396,161
6,000	Eagle Bulk Shipping, Inc.	135,120
7,800	Eagle Materials, Inc.	347,958
19,172	Earthlink, Inc.(b)	146,858
45,000	East West Bancorp, Inc.	1,793,700
4,200	Eastgroup Properties, Inc.	210,462
9,206	Echelon Corp.(b)	119,218

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
89,300	eCollege.com, Inc.(b)	$1,653,836
4,100	Edge Petroleum Corp.(b)	56,293
2,900	EDO Corp.	79,750
4,800	Education Realty Trust, Inc.	68,352
124,200	eFunds Corp.(b)	3,465,180
8,500	EGL, Inc.(b)	337,280
7,300	El Paso Electric Co.(b)	192,720
6,338	Electro Rent Corp.(b)	82,267
6,100	Electro Scientific Industries, Inc.(b)	125,660
7,255	Electronics For Imaging(b)	193,491
6,696	Elizabeth Arden, Inc.(b)	150,727
900	eLoyalty Corp.(b)	22,041
2,000	EMC Insurance Group, Inc.	50,200
5,700	EMCOR Group, Inc.(b)	357,333
11,472	Emcore Corp.(b)	56,786
2,176	Emeritus Corp.(b)	71,699
800	Emisphere Technologies, Inc.(b)	2,608
3,900	Emmis Communications Corp - Class A	38,961
5,000	Empire District Electric Co. (The)	123,500
4,200	EMS Technologies, Inc.(b)	78,876
9,400	Emulex Corp.(b)	197,212
91,800	Encore Acquisition Co.(b)	2,451,978
3,938	Encore Capital Group, Inc.(b)	46,941
5,787	Encore Wire Corp.	160,300
6,200	Encysive Pharmaceuticals, Inc.(b)	20,646
14,300	Endeavor International Corp.(b)	29,315
4,963	Energy Conversion Devices, Inc.(b)	175,740
3,954	Energy Partners Ltd.(b)	66,071
1,560	EnergySouth, Inc.	61,448
7,600	EnerSys(b)	123,804
2,800	ENGlobal Corp.(b)	18,032
4,600	Ennis, Inc.	112,470
3,501	EnPro Industries, Inc.(b)	131,848
95,629	Entegris, Inc.(b)	1,120,772
3,300	Entercom Communications Corp. - Class A	91,542
1,627	Enterprise Financial Services Corp.	39,569
5,000	Entertainment Properties Trust	302,100
9,800	Entravision Communications Corp. - Class A(b)	96,138
12,700	Entrust, Inc.(b)	47,625
4,300	Enzo Biochem, Inc.(b)	72,283
4,900	Enzon Pharmaceuticals, Inc.(b)	41,552
7,558	Epicor Software Corp.(b)	109,591
4,330	EPIQ Systems, Inc.(b)	102,318
1,466	EPIX Pharmaceuticals, Inc.(b)	9,866
700	Equinix, Inc.(b)	58,429
6,309	Equity Inns, Inc.	107,884
3,800	Equity Lifestyle Properties, Inc.	206,226
10,500	Equity One, Inc.	293,265
2,800	eResearch Technology, Inc.(b)	24,276
4,504	Escala Group, Inc.(b)	17,926
4,229	ESCO Technologies, Inc.(b)	192,673
6,900	eSpeed, Inc. - Class A(b)	63,894
29,429	Esterline Technologies Corp.(b)	1,228,072
6,100	Ethan Allen Interiors, Inc.	215,330
123,400	Euronet Worldwide, Inc.(b)	3,436,690
6,277	ev3, Inc.(b)	112,044
10,701	Evergreen Energy, Inc.(b)	64,527
7,800	Evergreen Solar, Inc.(b)	76,206
5,300	Exar Corp.(b)	71,444
5,800	EXCO Resources, Inc.(b)	97,382
14,780	Exelixis, Inc.(b)	158,737
4,270	Exploration Co. of Delaware, Inc. (The)(b)	44,280
4,000	Exponent, Inc.(b)	84,600
7,300	ExpressJet Holdings, Inc.(b)	43,581
8,100	Extra Space Storage, Inc.	151,551
28,300	Extreme Networks(b)	115,747
2,500	E-Z-Em, Inc.(b)	39,000
8,400	Factset Research System, Inc.	516,684
5,800	FalconStor Software, Inc.(b)	66,816
2,406	Farmer Bros. Co.	51,609
3,300	FARO Technologies, Inc.(b)	105,534
3,195	FBL Financial Group, Inc. - Class A	123,774
1,792	Federal Agricultural Mortgage Corp. - Class C	49,065
6,600	Federal Signal Corp.	104,214
4,400	FEI Co.(b)	163,680
9,900	FelCor Lodging Trust, Inc.	252,747
4,900	Ferro Corp.	101,969
5,300	FiberTower Corp.(b)	23,903
3,186	Financial Federal Corp.	83,728
30,500	Finisar Corp.(b)	110,410
7,300	Finish Line - Class A	96,287
9,500	First Acceptance Corp.(b)	96,140
85,000	First Advantage Corp. - Class A(b)	1,978,800
2,400	First Bancorp	49,992
3,545	First Busey Corp.	71,290
7,486	First Cash Financial Services, Inc.(b)	172,028
5,600	First Charter Corp.	122,864
8,000	First Commonwealth Financial Corp.	89,040

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
3,270	First Community Bancorp, Inc.	$179,392
2,460	First Community Bancshares, Inc.	80,860
5,700	First Consulting Group, Inc.(b)	56,715
7,100	First Financial Bancorp	105,790
2,409	First Financial Bankshares, Inc.	93,228
2,100	First Financial Corp.	59,892
2,252	First Financial Holdings, Inc.	76,275
3,498	First Indiana Corp.	67,931
4,300	First Industrial Realty Trust, Inc.	188,297
3,192	First Merchants Corp.	68,851
58,000	First Mercury Finanacial Corp.(b)	1,200,600
52,570	First Midwest Bancorp, Inc.	1,889,366
12,400	First Niagara Financial Group, Inc.	168,640
2,958	First Place Financial Corp.	59,190
4,700	First Potomac Realty Trust	121,307
2,400	First Regional Bancorp(b)	60,000
34,529	First Republic Bank	1,868,019
2,786	First State Bancorporation	58,255
3,100	FirstFed Financial Corp.(b)	190,588
8,600	FirstMerit Corp.	179,568
2,100	Fisher Communications, Inc.(b)	101,892
5,500	Five Star Quality Care, Inc.(b)	60,555
3,700	Flagstar Bancorp, Inc.	43,660
6,300	Flanders Corp.(b)	43,029
9,800	Fleetwood Enterprises, Inc.(b)	81,634
1,800	Flir Systems, Inc.(b)	72,882
3,600	Florida East Coast Industries, Inc.	253,836
1,400	Flotek Industries, Inc.(b)	54,880
6,200	Flow International Corp.(b)	72,168
7,200	Flowers Foods, Inc.	224,568
3,771	Flushing Financial Corp.	58,639
7,600	FNB Corp.	127,528
7,362	Formfactor, Inc.(b)	303,977
4,500	Forrester Research, Inc.(b)	116,010
4,200	Forward Air Corp.	128,142
8,700	Fossil, Inc.(b)	245,079
26,400	Foundry Networks, Inc.(b)	399,168
2,197	FPIC Insurance Group, Inc.(b)	101,194
4,900	Franklin Bank Corp.(b)	76,440
1,500	Franklin Electric Co., Inc.	63,885
6,900	Fred’s, Inc.	99,636
4,587	Frontier Airlines Holdings, Inc.(b)	27,155
30,000	Frontier Financial Corp.	745,500
5,641	FTI Consulting, Inc.(b)	207,420
3,063	Fuel Systems Solutions, Inc.(b)	51,765
1,500	FuelCell Energy, Inc.(b)	10,560
6,800	Furniture Brands International, Inc.	109,344
5,100	FX Energy, Inc.(b)	43,656
62,410	G&K Services, Inc. - Class A	2,178,109
800	GAMCO Investors, Inc. Class A	36,496
5,000	Gander Mountain CO(b)	63,450
7,700	Gardner Denver, Inc.(b)	291,060
45,100	Gateway Inc.(b)	98,769
5,000	Gaylord Entertainment Co.(b)	274,000
1,930	GB&T Bancshares, Inc.	31,922
2,400	Gehl Co.(b)	70,248
42,400	Gemstar-TV Guide International, Inc.(b)	188,256
3,600	Gencorp, Inc.(b)	47,952
7,800	General Cable Corp.(b)	448,032
11,363	General Communication, Inc. - Class A(b)	161,695
3,800	Genesco, Inc.(b)	192,584
7,500	Genesee & Wyoming, Inc. - Class A(b)	203,925
3,743	Genesis HealthCare Corp.(b)	239,552
4,800	Genesis Microchip, Inc.(b)	41,184
1,300	Genlyte Group, Inc.(b)	101,413
45,000	Gen-Probe, Inc.(b)	2,299,950
2,100	GenTek, Inc.(b)	68,796
175,000	Gentex Corp.	3,115,000
6,624	Gentiva Health Services, Inc.(b)	124,001
9,090	Genvec, Inc.(b)	34,451
2,800	Geo Group, Inc. (The)(b)	143,360
2,300	Georgia Gulf Corp.	36,731
4,355	Gerber Scientific, Inc.(b)	43,594
14,891	Geron Corp.(b)	105,875
2,300	Gevity HR, Inc.	42,895
2,950	Giant Industries, Inc.(b)	221,162
6,200	Gibraltar Industries, Inc.	138,260
3,900	G-III Apparel Group, Ltd.(b)	68,874
41,250	Glacier Bancorp, Inc.	886,050
8,600	Glatfelter	128,570
14,800	Glenayre Technologies, Inc.(b)	31,080
4,900	Glimcher Realty Trust	132,349
9,368	Global Imaging Systems, Inc.(b)	270,642
7,200	GMH Communities Trust	72,288
2,100	GMX Resources, Inc.(b)	70,350
27,600	Golden Star Resources Ltd.(b)	121,103

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
2,100	Goodrich Petroleum Corp.(b)	$73,773
2,075	Gorman-Rupp Co. (The)	66,545
17,000	GrafTech International Ltd.(b)	169,660
5,600	Granite Construction	337,344
31,700	Graphics Packaging Corp.(b)	162,621
6,900	Gray Television, Inc.	73,623
4,600	Great American Financial Resources, Inc.	112,654
5,200	Great Atlantic & Pacific Tea Co.(b)	167,388
2,440	Great Southern Bancorp, Inc.	66,807
60,500	Greatbatch, Inc.(b)	1,756,315
6,800	Greater Bay Bancorp	175,372
1,566	Green Mountain Coffee Roasters, Inc.(b)	95,714
2,500	Greenbrier Cos., Inc.	57,350
1,800	Greene County Bancshares Inc.	60,516
6,248	Greenfield Online, Inc(b)	102,217
2,500	Greenhill & Co., Inc.	158,125
2,200	Greif Inc - Class A	122,320
28,854	Grey Wolf, Inc.(b)	206,595
6,529	Griffon Corp.(b)	156,631
5,300	Group 1 Automotive, Inc.	217,300
3,300	Grubb & Ellis Co.(b)	38,940
5,100	GSI Commerce, Inc.(b)	112,710
14,600	Guess?, Inc.	575,240
3,800	Guitar Center, Inc.(b)	175,940
2,646	Gulf Island Fabrication, Inc.	79,459
4,349	Gulfmark Offshore, Inc.(b)	208,317
4,200	Gulfport Energy Corp.(b)	62,034
7,058	Gymboree Corp(b)	269,474
4,700	Haemonetics Corp.(b)	224,848
37,088	Hain Celestial Group, Inc.(b)	1,113,753
7,400	Halozyme Therapeutics, Inc.(b)	75,110
4,278	Hancock Holding Co.	167,355
70,868	Hanmi Financial Corp.	1,162,944
15,500	Hanover Compressor Co.(b)	335,265
1,100	Hardinge, Inc.	30,591
5,223	Harleysville Group, Inc.	159,510
4,971	Harleysville National Corp.	83,910
8,900	Harmonic, Inc.(b)	73,603
11,100	Harris Interactive, Inc.(b)	66,822
4,661	Harris Stratex Networks, Inc. - Class A(b)	92,940
115,000	Harte-Hanks, Inc.	3,001,500
6,100	Hartmarx Corp.(b)	40,138
5,600	Harvest Natural Resources, Inc.(b)	56,280
2,600	Haverty Furniture Cos., Inc.	33,176
7,600	Hawaiian Holdings, Inc.(b)	25,460
10,063	Hayes Lemmerz International, Inc.(b)	57,359
10,800	HB Fuller Co.	276,156
5,800	Headwaters, Inc.(b)	125,686
2,700	Healthcare Services Group	75,600
4,800	HealthExtras, Inc.(b)	148,560
8,800	HealthTronics, Inc.(b)	40,920
3,300	Healthways, Inc.(b)	139,986
16,533	Heartland Express, Inc.	284,864
3,200	Heartland Payment Systems, Inc.	79,776
20,100	Hecla Mining Co.(b)	177,081
1,600	Heico Corp.	57,840
63,300	Heico Corp. - Class A	1,959,135
3,300	Heidrick & Struggles International, Inc.(b)	155,694
60,000	Helix Energy Solutions Group, Inc.(b)	2,295,600
3,951	Hercules Technology Growth Capital, Inc.	54,405
10,500	Hercules, Inc.(b)	197,820
2,500	Heritage Commerce Corp.	54,650
7,140	Hersha Hospitality Trust	84,823
2,900	Hexcel Corp.(b)	62,930
3,150	Hibbett Sports, Inc.(b)	91,822
9,200	Highland Hospitality Corp.	175,260
4,600	Highwoods Properties, Inc.	187,588
6,600	Hilb, Rogal & Hobbs Co.	286,770
2,900	Hill International, Inc.(b)	21,402
1,850	Hi-Tech Pharmacal Co., Inc.(b)	24,494
1,600	Hittite Microwave Corp.(b)	72,288
4,000	HMS Holdings Corp.(b)	88,640
7,840	Hologic, Inc.(b)	451,192
3,900	Home Properties, Inc.	217,230
11,700	Home Solutions of America, Inc.(b)	55,458
6,500	Hooper Holmes, Inc.(b)	28,600
3,800	Horace Mann Educators Corp	79,952
2,125	Horizon Financial Corp.	44,646
3,800	Hornbeck Offshore Services, Inc.(b)	120,194
10,500	Hot Topic, Inc.(b)	118,545
3,597	Houston Exploration Co.(b)	199,166
8,950	HUB Group, Inc. - Class A(b)	322,200
6,000	Hudson Highland Group, Inc.(b)	97,860
5,000	Human Genome Sciences, Inc.(b)	53,850
1,200	Hurco Cos., Inc.(b)	52,932
5,700	Hutchinson Technology, Inc.(b)	108,300
1,400	Hydril(b)	135,548

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
13,100	Hypercom Corp.(b)	$76,111
2,500	i2 Technologies, Inc.(b)	63,650
4,944	Ibasis, Inc.(b)	53,840
1,500	IBERIABANK Corp.	78,735
7,098	Iconix Brand Group, Inc.(b)	142,883
2,600	ICT Group, Inc.(b)	48,854
3,200	ICU Medical, Inc.(b)	133,600
1,600	ID Systems, Inc.(b)	20,000
3,800	Idacorp, Inc.	130,910
4,200	Idaho General Mines, Inc.(b)	25,116
60,000	IDEX Corp.	3,148,200
1,400	IDT Corp.	14,826
9,500	IDT Corp. - Class B	104,975
4,100	I-Flow Corp.(b)	63,468
9,900	iGate Corp.(b)	68,211
3,100	Ihop Corp.	182,652
5,000	IHS, Inc. - Class A(b)	206,700
3,997	II-VI, Inc.(b)	108,279
14,111	IKON Office Solutions, Inc.	211,101
6,803	Illumina, Inc.(b)	221,982
5,200	Imation Corp.	191,932
1,300	Imergent, Inc.	33,397
3,800	Immersion Corp.(b)	39,596
4,600	Immucor, Inc.(b)	150,098
9,178	Immunogen, Inc.(b)	49,745
7,050	Immunomedics, Inc.(b)	37,083
9,764	Incyte Corp.(b)	75,280
900	Independence Holding Co.	19,215
32,700	Independent Bank Corp./MA	971,190
3,098	Independent Bank Corp./MI	51,117
6,700	Indevus Pharmaceuticals, Inc.(b)	48,307
4,000	Infinity Pharmaceuticals, Inc.(b)	42,000
3,520	Infinity Property & Casuality Corp.	163,715
5,300	Infocrossing, Inc.(b)	84,747
14,400	Informatica Corp.(b)	211,968
5,100	Infospace, Inc.(b)	130,866
4,730	infoUSA, Inc.	44,415
8,800	Infrasource Services, Inc.(b)	293,744
1,712	Ingles Markets, Inc. - Class A	61,564
8,000	Inland Real Estate Corp.	145,520
9,300	Innkeepers USA Trust	163,401
3,400	Innovative Solutions & Support, Inc.(b)	92,276
7,420	InPhonic, Inc.(b)	70,787
21,563	Input/Output, Inc.(b)	301,666
8,667	Insight Enterprises, Inc.(b)	171,780
7,419	Insituform Technologies, Inc. - Class A(b)	151,348
10,355	Inspire Pharmaceuticals, Inc.(b)	79,216
3,600	Insteel Industries, Inc.	60,084
2,817	Integra Bank Corp.	64,002
34,959	Integra LifeScience Holdings Corp.(b)	1,593,082
1,486	Integral Systems, Inc.	35,129
3,084	Integrated Electrical Services, Inc.(b)	73,584
10,300	Integrated Silicon Solutions, Inc.(b)	58,298
3,964	Integrys Energy Group, Inc.	222,380
3,169	Inter Parfums, Inc.	72,950
2,100	Interactive Intelligence, Inc.(b)	30,807
8,502	Interdigital Communications Corp.(b)	279,546
8,490	Interface, Inc. - Class A	143,056
7,500	Intermec, Inc.(b)	167,475
6,500	InterMune, Inc.(b)	187,915
5,500	Internap Network Services Corp.(b)	84,480
8,300	International Bancshares Corp.	238,625
7,600	International Royalty Corp.	51,904
3,400	International Securities Exchange Holdings, Inc.	226,746
9,500	Internet Capital Group, Inc.(b)	113,715
3,400	Interpool, Inc.	90,814
3,730	Intersections, Inc.(b)	41,291
6,200	Interstate Hotels & Resorts, Inc.(b)	32,054
4,500	Inter-Tel, Inc.	113,490
1,500	Intervest Bancshares Corp.(b)	38,190
8,644	InterVoice, Inc.(b)	54,976
10,400	Interwoven, Inc.(b)	158,808
4,500	Intevac, Inc.(b)	109,395
5,049	Introgen Therapeutics, Inc.(b)	23,781
4,200	Invacare Corp.	78,288
3,800	inVentiv Health, Inc.(b)	144,210
7,200	Inverness Medical Innovations, Inc.(b)	288,360
8,100	Investment Technology Group, Inc.(b)	306,504
5,600	INVESTools, Inc.(b)	76,328
15,300	Iomega Corp.(b)	61,047
8,000	Ionatron, Inc.(b)	49,200
3,100	IRIS International, Inc.(b)	42,036
4,400	Irwin Financial Corp.	70,532
10,035	Isis Pharmaceuticals, Inc.(b)	102,658
5,400	Isle of Capri Casinos, Inc.(b)	131,976
3,200	ISTA Pharmaceuticals, Inc.(b)	30,528
1,902	Itron, Inc.(b)	128,081
1,662	Ixia(b)	14,260

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
7,832	IXYS Corp.(b)	$71,741
3,100	J & J Snack Foods Corp.	120,807
6,000	j2 Global Communications, Inc.(b)	172,560
127,428	Jack Henry & Associates, Inc.	3,026,415
7,043	Jack in the Box, Inc.(b)	469,205
3,900	Jackson Hewitt Tax Service, Inc.	107,562
6,693	Jakks Pacific, Inc.(b)	160,833
5,800	Javelin Pharmaceuticals, Inc.(b)	36,366
7,000	JDA Software Group, Inc.(b)	124,600
7,500	JetBlue Airways Corp.(b)	74,325
5,400	Jo-Ann Stores, Inc.(b)	161,730
200	John B Sanfilippo & SON.(b)	2,690
4,500	John H. Harland Co.	236,700
3,325	Jos. A. Bank Clothiers, Inc.(b)	128,478
4,100	Journal Register Co.	24,067
4,600	Jupitermedia Corp.(b)	32,016
5,400	K&F Industries Holdings, Inc.(b)	143,748
9,800	K2, Inc.(b)	147,882
2,300	Kadant, Inc.(b)	63,135
2,000	Kaiser Aluminum Corp.(b)	157,620
4,647	Kaman Corp.	115,246
7,100	Kansas City Southern.(b)	263,765
45,000	Kaydon Corp.	2,138,850
8,943	Keane, Inc.(b)	125,381
2,300	Keithley Instruments, Inc.	27,600
3,100	Kelly Services, Inc. - Class A	88,970
19,377	Kemet Corp.(b)	164,317
2,500	Kendle International, Inc.(b)	85,200
3,000	Kenexa Corp.(b)	92,880
34,200	Kennametal, Inc.	2,413,152
2,300	Kenneth Cole Productions, Inc. - Class A	58,213
2,049	Kensey Nash Corp.(b)	52,700
4,061	Keryx Biopharmaceuticals, Inc.(b)	41,422
12,300	Key Energy Services, Inc.(b)	229,395
5,300	Keynote Systems, Inc.(b)	72,080
3,620	Keystone Automotive Industries, Inc.(b)	120,401
1,800	K-Fed Bancorp	34,272
9,125	Kforce, Inc.(b)	125,286
3,200	Kimball International, Inc. - Class B	57,600
5,300	Kindred Healthcare, Inc.(b)	185,076
7,700	Kirby Corp.(b)	291,060
5,600	Kite Realty Group Trust	112,000
4,600	KNBT Bancorp, Inc.	69,046
20,300	Knight Capital Group, Inc. - Class A(b)	328,860
10,150	Knight Transportation, Inc.	197,620
5,443	Komag, Inc.(b)	149,737
18,642	Kopin Corp.(b)	63,196
5,400	Korn/Ferry International(b)	127,278
4,124	Kosan Biosciences, Inc.(b)	23,713
11,800	Krispy Kreme Doughnuts, Inc.(b)	114,814
4,700	Kronos Worldwide, Inc.	148,661
43,800	Kronos, Inc.(b)	2,390,166
2,497	K-Swiss, Inc. - Class A	72,113
8,637	Kulicke & Soffa Industries, Inc.(b)	86,197
4,200	KV Pharmaceutical Co. - Class A(b)	109,242
3,400	KVH Industries, Inc.(b)	31,790
45,200	Kyphon, Inc.(b)	2,106,772
11,476	L-1 Indentity Solutions, Inc.(b)	220,569
5,400	La Jolla Pharm(b)	34,182
1,700	LaBarge, Inc.(b)	23,018
6,100	Labor Ready, Inc.(b)	132,370
3,700	Laclede Group, Inc. (The)	116,143
2,233	Ladish Co., Inc.(b)	90,794
2,130	Lakeland Bancorp, Inc.	27,775
1,300	Lakeland Financial Corp.	28,145
5,500	Lakes Entertainment, Inc.(b)	68,090
3,100	Lamson & Sessions Co. (The)(b)	78,368
62,600	Lancaster Colony Corp.	2,643,598
66,129	Lance, Inc.	1,463,435
1,900	LandAmerica Financial Group, Inc.	152,665
1,300	Landauer, Inc.	60,970
4,374	Landec Corp.(b)	55,594
700	Landry’s Restaurants, Inc.	20,790
5,600	LaSalle Hotel Properties	260,008
26,276	Lattice Semiconductor Corp.(b)	143,467
50,000	Laureate Education, Inc.(b)	2,952,500
29,300	Lawson Software, Inc.(b)	260,770
3,270	Layne Christensen Co.(b)	123,835
10,000	La-Z-Boy, Inc.	116,900
2,543	LCA-Vision, Inc.	106,730
6,400	Lear Corp.(b)	235,008
2,453	Learning Tree International, Inc.(b)	27,621
5,200	LECG Corp.(b)	76,180
4,600	Lee Enterprises, Inc.	120,428
2,800	Lennox International, Inc.	94,668
22,450	Level 3 Communications, Inc.(b)	124,822
14,300	Lexicon Pharmaceuticals, Inc.(b)	50,193
8,000	Lexington Realty Trust	167,120
1,700	Libbey, Inc.	31,705
3,600	Life Time Fitness, Inc.(b)	185,040

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
4,800	Lifecell Corp.(b)	$141,120
3,000	Lifecore Biomedical, Inc.(b)	55,560
1,624	Lifetime Brands, Inc.	35,436
5,430	Lin TV Corp. - Class A(b)	86,663
3,232	Lincoln Educational Services Corp.(b)	44,860
5,357	Lincoln Electric Holdings, Inc.	341,402
1,658	Lindsay Corp.	50,652
11,244	Lionbridge Technologies(b)	57,120
2,800	Lithia Motors, Inc. - Class A	75,460
3,900	Littelfuse, Inc.(b)	156,429
10,400	Live Nation, Inc.(b)	211,016
9,100	LKQ Corp.(b)	205,478
2,600	LMI Aerospace, Inc.(b)	50,596
2,289	Lodgenet Entertainment Corp.(b)	78,009
5,600	Lodgian, Inc.(b)	77,392
2,500	LoJack Corp.(b)	46,000
4,229	Lone Star Technologies, Inc.(b)	280,848
6,900	Longs Drug Stores Corp.	377,706
4,124	Loral Space & Communications, Inc.(b)	197,828
2,300	LSB Industries, Inc.(b)	37,559
3,798	LSI Industries, Inc.	59,856
12,900	LTX Corp.(b)	76,884
7,172	Luby’s,Inc(b)	71,792
2,000	Lufkin Industries, Inc.	124,440
4,995	Luminex Corp.(b)	69,181
4,000	M&F Worldwide Corp.(b)	255,800
1,200	M/I Homes, Inc.	35,676
2,305	Macatawa Bank Corp.	37,272
8,033	Macrovision Corp.(b)	194,961
4,792	MAF Bancorp, Inc.	192,399
6,700	Magellan Health Services, Inc.(b)	287,430
5,840	Magma Design Automation, Inc.(b)	80,183
4,700	Maguire Properties, Inc.	169,341
2,600	Maidenform Brands, Inc.(b)	53,014
2,956	MainSource Financial Group, Inc.	47,739
3,400	Manhattan Associates, Inc.(b)	98,328
3,100	Mannatech, Inc.	47,926
2,700	Mannkind Corp.(b)	39,258
3,000	Mantech International Corp - Class A(b)	92,040
5,529	Marchex, Inc. - Class B	70,716
3,564	Marcus Corp.	77,446
4,700	Marine Products Corp.	41,407
3,400	MarineMax, Inc.(b)	67,422
12,100	Mariner Energy, Inc.(b)	272,855
1,435	Markwest Hydrocarbon, Inc.	85,870
3,345	Marlin Business Services Corp.(b)	78,306
6,000	Martek Biosciences Corp.(b)	129,540
3,900	Marten Transport Ltd.(b)	70,395
400	Martha Stewart Living Omnimedia, Inc. - Class A	7,604
4,400	Marvel Entertainment, Inc.(b)	129,932
10,400	Mastec, Inc.(b)	119,288
3,200	Material Sciences Corp.(b)	29,824
3,700	Matria Healthcare, Inc.(b)	107,226
4,100	Matrix Service Co.(b)	100,040
1,600	Matrixx Initiatives, Inc.(b)	28,800
64,893	Matthews International. Corp. - Class A.	2,735,889
12,215	Mattson Technology, Inc.(b)	123,494
1,700	Maui Land & Pineapple Co., Inc.(b)	57,562
3,400	MAXIMUS, Inc.	118,796
2,400	Maxwell Technologies, Inc.(b)	29,160
8,789	Maxygen, Inc.(b)	94,306
5,386	MB Financial, Inc.	180,916
2,056	MBT Financial Corp.	25,083
3,457	McCormick & Schmick’s Seafood Restaurants, Inc.(b)	92,544
8,000	MCG Capital Corp.	140,960
4,100	Mcgrath Rentcorp	123,615
2,400	McMoRan Exploration Co.(b)	30,936
1,200	Medallion Financial Corp.	14,292
18,096	Medarex, Inc.(b)	247,734
4,532	Medcath Corp.(b)	134,691
2,700	Media General, Inc. - Class A	99,198
8,687	Mediacom Communications Corp. - Class A(b)	74,969
3,600	Medical Action Industries, Inc.(b)	82,008
7,200	Medical Staffing Network Holdings, Inc.(b)	41,400
3,800	Medicines Co. (The)(b)	86,564
5,500	Medicis Pharmaceutical Corp. - Class A.	167,200
1,400	Medis Technologies Ltd.(b)	21,378
3,800	Men’s Wearhouse, Inc.	164,426
6,200	Mentor Corp.	241,242
15,900	Mentor Graphics Corp.(b)	257,262
840	Mercantile Bank Corp.	22,646
5,500	Mercury Computer Systems, Inc.(b)	74,635
4,501	Meridian Bioscience, Inc.	133,815
16,500	Meridian Resource Corp.(b)	43,065
4,700	Merit Medical Systems, Inc.(b)	54,191
3,700	Meritage Homes Corp.(b)	128,797

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
8,480	Mesa Air Group, Inc.(b)	$57,325
6,700	Metabasis Therapeutics, Inc.(b)	51,322
4,300	Metal Management, Inc.	206,701
7,114	Methode Electronics, Inc.	107,279
3,300	MGE Energy, Inc.	119,196
4,900	MGI Pharma, Inc.(b)	107,898
1,377	MGP Ingredients, Inc.	27,416
2,200	Michael Baker Corp.(b)	64,592
7,750	Micrel, Inc.(b)	97,262
4,700	Micros Systems, Inc.(b)	257,560
6,206	Microsemi Corp.(b)	143,421
100	MicroStrategy, Inc. - Class A(b)	11,376
11,300	Microtune, Inc.(b)	48,703
2,200	Mid-America Apartment Communities, Inc.	118,690
1,900	Midas, Inc.(b)	41,515
500	Middleby Corp.(b)	68,640
1,800	Middlesex Water Co.	33,858
3,200	Mid-State Bancshares	118,272
3,000	Midway Games, Inc.(b)	20,700
3,580	Midwest Banc Holdings, Inc.	60,395
2,900	Miller Industries, Inc.(b)	67,570
12,700	Mindspeed Technologies, Inc.(b)	28,575
4,600	Mine Safety Appliances Co.	193,890
2,200	Minerals Technologies, Inc.	139,964
5,200	Minrad International, Inc.(b)	28,392
7,761	MIPS Technologies, Inc.(b)	66,589
2,500	Mission West Properties	36,550
10,081	MKS Instruments, Inc.(b)	271,683
7,400	Mobile Mini, Inc.(b)	221,778
3,800	Modine Manufacturing Co.	87,894
3,100	Molina Healthcare, Inc.(b)	93,682
5,500	Monaco Coach Corp.	84,315
2,900	Monarch Casino & Resort, Inc.(b)	77,343
3,200	MoneyGram International, Inc.	90,976
2,020	Monogram Biosciences, Inc.(b)	3,777
4,411	Monolithic Power Systems, Inc.(b)	60,166
2,364	Monro Muffler, Inc.	82,740
6,000	Moog, Inc. - Class A.(b)	255,120
8,500	MoSys, Inc.(b)	73,865
1,376	Mothers Work, Inc.(b)	48,160
3,218	Movado Group, Inc.	105,937
26,800	Move, Inc.(b)	124,352
677	Movie Gallery, Inc.(b)	2,471
19,900	MPS Group, Inc.(b)	272,431
29,904	MRV Communications, Inc.(b)	103,767
10,441	MSC.Software Corp.(b)	136,359
3,000	MTC Technologies, Inc.(b)	61,980
5,300	MTR Gaming Group, Inc.(b)	84,747
2,900	MTS Systems Corp.	123,279
4,000	Mueller Industries, Inc.	131,200
5,453	Mueller Water Products, Inc. - Class B	78,141
5,300	Multi-Fineline Electronix, Inc.(b)	84,959
6,893	Multimedia Games, Inc.(b)	77,202
6,000	Municipal Mortgage & Equity LLC	165,900
6,700	Myers Industries, Inc.	150,415
6,700	Myriad Genetics, Inc.(b)	244,885
9,600	Nabi Biopharmaceuticals(b)	49,920
785	NACCO Industries, Inc. - Class A.	125,113
4,000	Nara Bancorp, Inc.	66,040
2,300	Nash Finch Co.	89,631
1,311	Nastech Pharmaceutical Co., Inc.(b)	17,292
2,700	NATCO Group, Inc. - Class A(b)	103,140
7,600	National Beverage Corp.(b)	118,256
34,400	National Financial Partners Corp.	1,584,808
1,840	National Healthcare Corp.	94,410
50,000	National Instruments Corp.	1,393,000
5,484	National Penn Bancshares, Inc.	101,673
8,072	National Retail Properties, Inc.	193,324
3,160	Natures Sunshine Prods, Inc.	37,130
4,100	Natus Medical, Inc.(b)	72,898
5,320	Nautilus, Inc.	73,469
8,500	Navigant Consulting, Inc.(b)	163,030
38,324	Navigators Group, Inc.(b)	1,957,973
6,900	Navistar International Corp.(b)	383,157
6,000	NBT Bancorp, Inc.	131,700
8,800	NBTY, Inc.(b)	434,808
4,300	NCI Building Systems, Inc.(b)	214,871
2,178	Neogen Corp.(b)	54,559
100	Neon Communications Group, Inc.(b)	490
2,400	Neopharm, Inc.(b)	3,792
3,800	Neoware, Inc.(b)	44,992
4,290	Netflix, Inc.(b)	95,109
5,229	Netgear, Inc.(b)	175,747
800	Netlogic Microsystems, Inc.(b)	24,608
8,115	Netratings, Inc.(b)	168,873
8,900	Netscout Systems, Inc.(b)	73,247
6,300	Network Equipment Technologies, Inc.(b)	67,725

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
9,100	Neurocrine Biosciences, Inc.(b)	$115,843
8,600	Neurogen Corp.(b)	61,920
5,932	New Frontier Media, Inc.	51,905
4,800	New Jersey Resources Corp.	257,760
1,896	New York Community Bancorp, Inc.	33,104
12,900	NewAlliance Bancshares, Inc.	201,369
3,800	NewMarket Corp.	179,094
21,377	Newpark Resources, Inc.(b)	175,719
8,760	Newport Corp.(b)	137,444
11,402	NexCen Brands, Inc.(b)	145,147
9,732	NIC, Inc.	55,278
2,500	Nicor, Inc.	128,100
7,000	NL Industries	82,950
1,900	NMT Medical, Inc.(b)	29,602
2,440	NN, Inc.	29,109
1,800	Noble International Ltd.	29,322
6,600	Nordson Corp.	302,478
3,300	North Pittsburgh Systems, Inc.	68,508
9,052	Northwest Bancorp, Inc.	246,758
2,700	Northwest Natural Gas Co.	137,187
2,100	Northwest Pipe Co.(b)	75,075
165	NorthWestern Corp.	5,798
5,300	NovaMed, Inc.(b)	39,114
7,300	Novatel Wireless, Inc.(b)	132,787
13,800	Novavax, Inc.(b)	40,848
5,010	Noven Pharmaceuticals, Inc.(b)	117,284
2,600	NPS Pharmaceuticals, Inc.(b)	10,348
4,000	NU Horizons Electronics Corp.(b)	45,200
6,500	Nu Skin Enterprises, Inc. - Class A	112,645
26,829	Nuance Communications, Inc.(b)	413,435
2,700	Nuco2, Inc.(b)	67,230
6,050	Nutri/System, Inc.(b)	375,100
48,850	NuVasive, Inc.(b)	1,258,864
1,146	Nuvelo, Inc.(b)	4,298
3,600	NYFIX, Inc.(b)	21,168
1,500	NYMAGIC, Inc.	61,425
12,300	Oakley, Inc.	296,799
2,800	Oceaneering International, Inc.(b)	133,112
2,207	OceanFirst Financial Corp.	37,541
4,900	O’Charleys, Inc.(b)	103,439
14,700	Ocwen Financial Corp.(b)	209,622
8,000	Odyssey HealthCare, Inc.(b)	106,720
1,700	Odyssey Marine Exploration, Inc.(b)	7,072
9,500	Odyssey Re Holdings Corp.	398,050
6,800	Ohio Casualty Corp.	215,152
6,900	Oil States International, Inc.(b)	234,117
6,400	Old Dominion Freight Line(b)	189,184
8,900	Old National Bancorp	159,132
2,500	Old Second Bancorp, Inc.	73,150
8,800	Olin Corp.	150,832
1,000	Olympic Steel, Inc.	33,280
4,000	OM Group, Inc.(b)	210,120
1,870	Omega Financial Corp.	52,454
1,800	Omega Flex, Inc.	39,618
5,500	Omnicell, Inc.(b)	126,170
11,100	Omnivision Technologies, Inc.(b)	150,072
8,600	Omnova Solutions, Inc.(b)	45,236
8,400	On Assignment, Inc.(b)	93,912
34,610	ON Semiconductor Corp.(b)	370,673
14,900	On2 Technologies, Inc.(b)	33,376
1,100	One Liberty Properties, Inc.	26,092
5,000	Online Resources Corp.(b)	55,200
3,100	Onyx Pharmacueticals, Inc.(b)	82,956
13,916	Openwave Systems, Inc.(b)	102,283
3,800	Oplink Communications, Inc.(b)	62,966
3,900	Opnet Technologies, Inc.(b)	43,875
14,800	Opsware, Inc.(b)	118,844
7,700	Optical Communication Products, Inc.(b)	11,550
6,600	Option Care, Inc.	90,156
8,365	OraSure Technologies, Inc.(b)	62,319
12,400	Orbital Sciences Corp.(b)	258,788
4,317	Orchid Cellmark, Inc.(b)	28,794
3,400	OSI Pharmaceuticals, Inc.(b)	117,980
4,000	OSI Systems, Inc.(b)	105,640
3,961	Otter Tail Corp.	135,466
6,200	Outdoor Channel Holdings, Inc.(b)	63,860
2,400	Overstock.Com, Incoporated(b)	43,080
4,600	Owens & Minor, Inc.	162,610
2,929	Oxford Industries, Inc.	135,964
700	OYO Geospace Corp.(b)	52,367
2,000	P.F. Chang’s China Bistro, Inc.(b)	76,500
5,786	Pacific Capital Bancorp	155,817
10,100	Pacific Sunwear Of California(b)	211,393
6,400	Packeteer, Inc.(b)	60,800
4,500	PAETEC Holding Corp.(b)	46,935
8,500	Pain Therapeutics, Inc.(b)	66,045
9,600	Palatin Technologies, Inc.(b)	19,392
5,344	Palm Harbor Homes, Inc.(b)	79,358
18,800	Palm, Inc.(b)	317,344

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
1,994	Palomar Medical Technologies, Inc.(b)	$81,634
6,900	Panacos Pharmaceuticals, Inc.(b)	32,844
1,900	Panera Bread Co.(b)	105,811
3,800	Pantry, Inc. (The)(b)	170,962
2,400	Papa John’s International, Inc.(b)	73,704
5,600	Par Pharmaceutical Cos., Inc.(b)	150,808
6,500	Parallel Petroleum Corp.(b)	150,215
4,500	Parexel International Corp.(b)	176,760
4,200	Park Electrochemical Corp.	115,710
1,300	Park National Corp.	115,401
16,837	Parker Drilling Co.(b)	182,850
3,500	Parkervision, Inc.(b)	38,360
967	Park - Ohio Holdings Corp.(b)	20,626
2,500	Parkway Properties, Inc.	132,500
7,500	Partners Trust Financial Group, Inc.	83,100
9,800	Pathmark Stores, Inc.(b)	123,676
5,700	Paxar Corp.(b)	171,057
11,500	Payless Shoesource, Inc.(b)	366,850
6,100	PC Connection, Inc.(b)	78,263
6,114	PC - Tel, Inc.(b)	61,079
3,910	PDF Solutions, Inc.(b)	43,909
1,616	PDI, Inc.(b)	14,851
6,200	PDL BioPharma, Inc.(b)	156,612
1,246	Peapack Gladstone Financial Corp.	38,377
2,342	Peet’s Coffee & Tea, Inc.(b)	60,751
7,100	Pegasystems, Inc.	67,592
2,300	Penn Virginia Corp.	184,115
6,000	Pennsylvania Real Estate Investment Trust	278,760
1,400	Penwest Pharmaceuticals Co.(b)	16,772
1,700	Peoples Bancorp, Inc.	42,585
7,300	PEP Boys - Manny Moe & Jack	136,145
3,300	Perficient, Inc.(b)	69,960
5,581	Performance Food Group Co.(b)	174,406
5,890	Pericom Semiconductor Corp.(b)	58,959
5,700	Perini Corp.(b)	242,820
17,600	Perot Systems Corp. - Class A(b)	315,040
11,100	Perrigo Co.	210,900
3,516	Perry Ellis International, Inc.(b)	116,731
4,800	PetMed Express, Inc.(b)	52,944
129,440	PetroHawk Energy Corp.(b)	1,870,408
3,643	Petroleum Development Corp.(b)	189,436
11,400	Petroquest Energy, Inc.(b)	130,188
2,700	PFF Bancorp, Inc.	75,978
4,400	PharmaNet Development Group, Inc.(b)	120,076
5,800	Pharmion Corp.(b)	175,682
8,500	PHH Corp.(b)	259,250
2,000	PHI, Inc.(b)	53,380
7,850	Phillips - Van Heusen	438,815
15,300	Phoenix Cos., Inc. (The)	227,970
5,417	Phoenix Technologies Ltd.(b)	38,894
2,500	Photon Dynamics, Inc.(b)	30,050
10,072	Photronics, Inc.(b)	151,584
3,300	Pico Holdings, Inc.(b)	147,411
5,400	Piedmont Natural Gas Co.	142,506
13,100	Pier 1 Imports, Inc.	98,905
5,300	Pilgrim’s Pride Corp.	193,503
3,600	Pinnacle Airlines Corp.(b)	58,932
8,500	Pinnacle Entertainment, Inc.(b)	238,680
2,500	Pinnacle Financial Partners, Inc.(b)	73,175
2,800	Pioneer Cos., Inc.(b)	81,480
8,600	Pioneer Drilling Co.(b)	117,906
600	Piper Jaffray Cos.(b)	38,286
6,400	Plantronics, Inc.	160,704
6,200	Playboy Enterprises, Inc. - Class B(b)	60,698
6,300	Playtex Products, Inc.(b)	95,886
10,800	Plexus Corp.(b)	226,368
6,500	PLX Technology, Inc.(b)	68,250
7,984	PMA Capital Corp. - Class A(b)	74,810
24,300	PMC - Sierra, Inc.(b)	187,839
4,900	PNM Resources, Inc.	159,495
3,576	Polaris Industries, Inc.	180,695
13,160	Polycom, Inc.(b)	438,228
4,322	PolyMedica Corp.	174,782
20,500	PolyOne Corp.(b)	134,480
2,900	Portfolio Recovery Associates, Inc.(b)	161,385
6,900	Portland General Electric Co.	199,962
3,921	Possis Medical, Inc.(b)	50,738
7,700	Post Properties, Inc.	360,899
3,799	Potlatch Corp.	164,839
2,301	Powell Industries, Inc.(b)	72,458
5,100	Power Integrations, Inc.(b)	131,835
18,173	Power - One, Inc.(b)	77,417
11,700	Powerwave Technologies, Inc.(b)	72,891
5,917	Pozen, Inc.(b)	86,211
2,841	Premier Exibitions Inc.(b)	38,382

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
13,100	Premiere Global Services, Inc.(b)	$159,427
1,700	Pre - Paid Legal Services, Inc.(b)	96,985
5,520	Presidential Life Corp.	104,935
5,404	Presstek, Inc.(b)	32,964
10,800	Price Communications Corp.	219,240
3,500	Priceline.com, Inc.(b)	194,740
6,200	Pricesmart, Inc.	103,106
13,100	Primedia, Inc.(b)	32,750
61,000	PrivateBancorp, Inc.	2,002,630
6,000	ProAssurance Corp.(b)	323,040
1,800	Procentury Corp.	40,752
3,886	Progenics Pharmaceuticals, Inc.(b)	94,041
4,900	Progress Software Corp.(b)	147,637
5,300	Progressive Gaming International Corp.(b)	23,108
5,200	ProQuest Co.(b)	47,320
35,106	Prosperity Bancshares, Inc.	1,217,827
2,126	Providence Service Corp. (The)(b)	50,981
6,331	Provident Bankshares Corp	202,845
700	Provident Financial Holdings, Inc.	17,192
7,200	Provident Financial Services, Inc.	123,408
10,717	Provident New York Bancorp	145,858
3,200	PS Business Parks, Inc.	220,480
6,632	PSS World Medical, Inc.(b)	133,303
6,200	Psychiatric Solutions, Inc.(b)	217,434
1,500	PW Eagle, Inc.	48,660
5,716	QAD, Inc.	54,359
1,400	Quaker Chemical Corp.	32,004
1,500	Quality Systems, Inc.	60,705
4,900	Quanex Corp.	210,847
20,500	Quanta Services, Inc.(b)	563,545
40,500	Quantum Corp.(b)	111,375
17,800	Quest Software, Inc.(b)	302,778
9,364	Quidel Corp.(b)	130,909
17,600	Quiksilver, Inc.(b)	234,080
4,800	Radiant Systems, Inc.(b)	64,608
3,600	Radiation Therapy Services, Inc.(b)	105,876
17,810	Radio One, Inc. - Class D(b)	125,739
3,800	Radisys Corp.(b)	57,608
1,600	Radyne Corp.(b)	13,920
5,000	Ralcorp Holdings, Inc.(b)	329,050
2,500	Rambus, Inc.(b)	49,525
2,800	Ramco - Gershenson Properties	103,600
4,520	Rare Hospitality International, Inc.(b)	131,622
1,687	Raven Industries, Inc.	48,737
3,539	RC2 Corp.(b)	141,065
5,100	RCN Corp.(b)	137,802
34,853	RealNetworks, Inc.(b)	263,140
3,700	Red Lion Hotels Corp.(b)	47,175
1,178	Red Robin Gourmet Burgers, Inc.(b)	46,649
5,000	Regal - Beloit Corp.	230,600
6,563	Regeneration Technologies, Inc.(b)	55,589
12,490	Regeneron Pharmaceuticals, Inc.(b)	339,728
92,400	Regis Corp.	3,532,452
4,800	RehabCare Group, Inc.(b)	78,624
1,160	Remec, Inc.	1,752
2,396	Renaissance Learning, Inc.	29,231
3,522	Renasant Corp.	81,957
1,200	Renovis, Inc.(b)	4,668
10,524	Rent-A-Center, Inc.(b)	292,988
16,900	Rentech, Inc.(b)	40,560
9,400	Republic Airways Holdings, Inc.(b)	199,844
3,100	Republic Property Trust	34,937
6,800	Res-Care, Inc.(b)	121,720
3,400	Resource America, Inc. - Class A	75,174
4,500	Resources Connection, Inc.(b)	135,765
25,000	Respironics, Inc.(b)	1,019,000
7,500	Restoration Hardware, Inc.(b)	47,100
8,100	Retail Ventures, Inc.(b)	165,078
9,972	Revlon, Inc. - Class A(b)	12,864
38,480	RF Micro Devices, Inc.(b)	240,500
5,500	Rigel Pharmaceuticals, Inc.(b)	58,300
128,600	RightNow Technologies, Inc.(b)	1,910,996
2,500	Rimage Corp.(b)	68,825
34,800	RLI Corp.	1,938,012
3,100	Robbins & Myers, Inc.	119,133
6,300	Rock-Tenn Co. - Class A	241,038
9,800	Rockwood Holdings, Inc.(b)	300,860
3,300	Rofin-Sinar Technologies, Inc.(b)	218,724
2,200	Rogers Corp.(b)	99,748
5,900	Rollins, Inc.	136,113
3,300	Royal Gold, Inc.	96,789
17,550	RPC, Inc.	289,400
4,343	RTI International Metals, Inc.(b)	409,415
7,000	Ruby Tuesday, Inc.	187,320
8,800	Ruddick Corp.	264,264
6,977	Rudolph Technologies, Inc.(b)	120,493
1,800	Rural Cellular Corp.(b)	44,514
4,100	Rush Enterprises, Inc. - Class A(b)	85,280

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
4,300	Russ Berrie & Co., Inc.(b)	$64,629
4,800	Ryerson, Inc.	197,472
100	Ryland Group, Inc.	4,430
3,300	S & T Bancorp, Inc.	107,448
13,936	S1 Corp.(b)	90,584
5,140	Saba Software, Inc.(b)	35,158
28,700	Safeguard Scientifics, Inc.(b)	86,387
5,200	Saga Communications, Inc. - Class A(b)	52,000
3,400	Saia, Inc.(b)	95,336
4,505	Salem Communications Corp. - Class A	51,898
11,200	Salix Pharmaceuticals Ltd.(b)	145,824
2,101	Sanders Morris Harris Group, Inc.	24,519
3,600	Sanderson Farms, Inc.	142,308
2,999	Sandy Spring Bancorp, Inc.	96,748
5,600	Sangamo Biosciences, Inc.(b)	41,608
69,500	Sanmina - SCI Corp.(b)	239,775
6,000	Santarus, Inc.(b)	45,840
10,300	Sapient Corp.(b)	74,469
5,600	Sauer - Danfoss, Inc.	166,992
3,248	Saul Centers, Inc.	168,636
11,100	Savient Pharmaceuticals, Inc.(b)	127,650
7,700	SBA Communications Corp. - Class A(b)	226,534
2,900	Scansource, Inc.(b)	83,288
154,680	Schawk, Inc.	2,788,880
3,100	Schnitzer Steel Industries, Inc. - Class A	160,921
6,500	Scholastic Corp.(b)	200,655
3,000	School Specialty, Inc.(b)	98,940
6,001	Schulman (A.), Inc.	138,983
2,676	Schweitzer - Mauduit International, Inc.	73,456
987	Sciclone Pharmaceuticals, Inc.(b)	2,818
6,100	Sciele Pharma, Inc.(b)	150,792
7,100	Seachange International, Inc.(b)	61,060
3,200	Seacoast Banking Corp. of Florida	73,248
7,616	Seattle Genetics, Inc.(b)	72,428
16,100	Secure Computing Corp.(b)	130,410
828	Security Bank Corp.	16,370
4,500	Select Comfort Corp.(b)	83,430
8,400	Selective Insurance Group	219,072
6,500	SEMCO Energy, Inc.(b)	49,270
7,400	Semitool, Inc.(b)	76,812
11,272	Semtech Corp.(b)	162,542
7,300	Senior Housing Properties Trust	166,659
2,060	Senomyx, Inc.(b)	27,748
6,300	Sensient Technologies Corp	164,934
129	SeraCare Life Sciences, Inc.(b)	968
12,300	Shaw Group, Inc. (The)(b)	398,889
1,400	Shenandoah Telecommunications Co.	62,860
4,200	Shiloh Industries, Inc.	43,596
3,300	Shoe Carnival, Inc.(b)	103,752
2,770	SI International, Inc.(b)	73,294
1,100	Sierra Bancorp	30,624
3,185	Sigma Designs, Inc.(b)	74,625
6,400	Silgan Holdings, Inc.	367,232
11,258	Silicon Image, Inc.(b)	98,620
8,700	Silicon Laboratories, Inc.(b)	285,447
23,420	Silicon Storage Technology, Inc.(b)	96,490
2,536	Simmons First National Corp. - Class A	66,773
6,350	Simpson Manufacturing Co., Inc.	204,280
6,205	Sinclair Broadcast Group, Inc. - Class A	101,328
8,000	Sirenza Microdevices, Inc.(b)	72,880
15,400	SIRVA, Inc.(b)	39,424
22,700	Six Flags, Inc.(b)	135,292
3,500	SJW Corp.	121,310
5,100	Skechers U.S.A., Inc. - Class A(b)	160,140
1,200	Skyline Corp.	39,420
9,380	Skywest, Inc.	255,230
22,900	Skyworks Solutions, Inc.(b)	157,781
7,300	Smart & Final, Inc.(b)	158,848
4,700	Smith & Wesson Holding Corp.(b)	64,484
1,600	Smith Micro Software, Inc.(b)	25,424
2,900	Somanetics Corp.(b)	54,810
4,600	Sonic Automotive, Inc. - Class A	131,514
6,500	Sonic Corp.(b)	145,860
1,000	Sonic Innovations Inc.(b)	9,830
4,900	Sonic Solutions, Inc.(b)	63,847
14,329	SonicWALL, Inc.(b)	116,925
63,900	SonoSite, Inc.(b)	1,851,822
20,756	Sonus Networks, Inc.(b)	160,444
8,800	Sotheby’s	454,256
6,142	Source Interlink Cos., Inc.(b)	39,739
8,400	South Financial Group, Inc. (The)	190,092
3,900	South Jersey Industries, Inc	153,153
1,100	Southside Bancshares, Inc.	24,475
2,700	Southwest Bancorp, Inc.	66,150
4,800	Southwest Gas Corp.	181,872
4,563	Southwest Water Co.	62,011

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
2,600	Sovran Self Storage, Inc.	$143,676
6,800	Spanish Broadcasting System - Class A(b)	23,188
3,050	Spartan Motors, Inc.	86,864
5,200	Spartan Stores, Inc.	133,952
6,300	Spartech Corp.	176,778
3,900	Spectranetics Corp.(b)	40,443
6,700	Spectrum Brands, Inc.(b)	46,632
8,500	Speedway Motorsports, Inc	329,800
13,801	Spherion Corp.(b)	117,999
3,630	SPSS, Inc.(b)	133,076
4,100	SRA International, Inc. - Class A(b)	100,163
1,240	Srs Labs Inc.(b)	16,368
7,100	St. Mary Land & Exploration Co.	260,002
5,800	Stage Stores, Inc.	127,890
5,384	Staktek Holdings, Inc.(b)	14,160
3,086	Stamps.com, Inc.(b)	43,543
4,900	Standard Microsystems Corp.(b)	157,094
3,100	Standard Motor Products, Inc.	56,823
1,100	Standard Parking Corp.(b)	37,103
3,600	Standard Register Co. (The)	44,856
6,900	Standard - Pacific Corp.	143,865
2,200	Standex International Corp.	60,192
1,200	Star Scientific, Inc.(b)	1,380
1,000	Startek, Inc.	9,610
4,610	State Auto Financial Corp.	138,530
1,581	State Bancorp, Inc.	30,197
6,200	Steak N Shake Co. (The)(b)	100,254
8,500	STEC, Inc.(b)	68,340
2,500	Steel Technologies, Inc.	74,850
7,300	Stein Mart, Inc.	118,990
2,000	Steinway Musical Instruments	63,200
11,600	StemCells, Inc.(b)	29,116
1,100	Stepan Co.	31,504
8,800	STERIS Corp.	224,928
3,000	Sterling Bancorp	51,930
74,896	Sterling Bancshares, Inc.	856,061
1,200	Sterling Construction Co., Inc.(b)	24,792
5,300	Sterling Financial Corp./PA	88,245
6,888	Sterling Financial Corp./WA	203,058
3,250	Steven Madden Ltd.	96,688
415,100	Stewart Enterprises, Inc. - Class A	3,121,552
2,529	Stewart Information Services Corp.	101,716
3,100	Stifel Financial Corp.(b)	139,221
17,000	Stillwater Mining Co.(b)	261,800
800	Stone Energy Corp.(b)	23,704
4,600	Stoneridge, Inc.(b)	53,406
62,100	Stratasys, Inc.(b)	2,951,613
8,400	Strategic Hotels & Resorts, Inc.	181,860
1,100	Strayer Education, Inc.	136,774
6,000	Stride Rite Corp.	84,600
3,800	Sturm Ruger & Co., Inc.(b)	49,058
1,556	Suffolk Bancorp	48,952
535	SumTotal Systems, Inc.(b)	4,259
4,300	Sun Bancorp, Inc.(b)	81,098
2,500	Sun Communities, Inc.	74,400
4,900	Sun Healthcare Group, Inc.(b)	61,446
1,000	Sun Hydraulics Corp.	31,300
1,200	SunCom Wireless Holdings, Inc. - Class A(b)	2,040
8,200	Sunrise Senior Living, Inc.(b)	313,978
7,300	Sunstone Hotel Investors, Inc.	208,196
3,200	Sunterra Corp.(b)	51,168
10,591	SuperGen, Inc.(b)	67,041
6,000	Superior Bancorp(b)	62,220
62,900	Superior Energy Services, Inc.(b)	2,285,157
4,306	Superior Essex, Inc.(b)	153,724
4,600	Superior Industries International, Inc.	105,110
2,775	Supertex, Inc.(b)	90,881
12,600	SupportSoft, Inc.(b)	67,662
2,313	SureWest Communications	58,565
1,333	SurModics, Inc.(b)	54,160
7,354	Susquehanna Bancshares, Inc.	163,847
4,600	SVB Financial Group(b)	235,612
5,686	Swift Energy Co.(b)	231,136
10,600	Swift Transportation Co., Inc.(b)	331,568
4,900	SWS Group, Inc.	127,351
1,652	SY Bancorp, Inc.	38,921
43,511	Sycamore Networks, Inc.(b)	159,685
9,442	SYKES Enterprises, Inc.(b)	174,299
4,453	Symbion, Inc.(b)	97,610
11,111	Symmetricom, Inc.(b)	90,777
800	Syms Corp.(b)	14,072
1,600	Symyx Technologies, Inc.(b)	18,416
4,330	Synaptics, Inc.(b)	129,727
5,600	SYNNEX Corp.(b)	109,480
12,300	Syntax-Brillian Corp.(b)	87,822
4,200	Syntel, Inc.	147,252
800	Syntroleum Corp.(b)	2,504
7,700	Systemax, Inc.	131,131
10,100	Take-Two Interactive Software, Inc.(b)	193,617
6,200	Talbots, Inc.	145,700
95,000	Taleo Corp. - Class A(b)	1,448,750
39,282	Talx Corp.	1,354,836

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
3,300	Tanger Factory Outlet Centers	$133,782
9,993	Tanox, Inc.(b)	186,469
4,600	Tarragon Corp.(b)	46,046
3,420	Taser International, Inc.(b)	29,515
9,200	Taubman Centers, Inc.	515,660
1,595	Taylor Capital Group, Inc.	47,435
1,169	Team, Inc.(b)	40,237
7,600	Tech Data Corp.(b)	270,104
8,700	Technitrol, Inc.	233,421
1,900	Tecumseh Products Co. - Class A(b)	19,304
1,310	Tejon Ranch Co.(b)	65,264
10,800	Tekelec(b)	154,872
3,800	Teledyne Technologies, Inc.(b)	167,618
9,737	TeleTech Holdings, Inc.(b)	367,377
2,100	Temecula Valley Bancorp, Inc.(b)	41,118
4,500	Tempur-Pedic International, Inc.	116,865
3,200	Tennant Co.	102,464
8,800	Tenneco, Inc.(b)	263,560
17,740	Terayon Communication Systems, Inc.(b)	30,690
16,000	Terra Industries, Inc.(b)	282,240
5,200	Terremark Worldwide, Inc.(b)	43,160
3,000	Tessera Technologies, Inc.(b)	128,370
6,855	Tetra Tech, Inc.(b)	142,721
51,300	Tetra Technologies, Inc.(b)	1,358,937
3,300	Texas Industries, Inc.	251,361
2,500	TheStreet.com, Inc.	25,250
5,334	Third Wave Technologies, Inc.(b)	28,484
9,206	Thor Industries, Inc.	366,675
9,000	Thoratec Corp.(b)	176,580
5,250	THQ, Inc.(b)	175,192
40,902	TIBCO Software, Inc.(b)	373,026
2,500	TierOne Corp.	60,725
5,600	Timberland Co., Class A(b)	144,536
9,600	Time Warner Telecom, Inc. - Class A(b)	196,800
3,200	Titan International, Inc.	90,176
9,900	Tivo, Inc.(b)	63,459
3,750	TNS, Inc.	45,525
1,410	Tompkins Trustco, Inc.	54,567
4,811	Tootsie Roll Industries, Inc.	139,471
6,528	Topps Co, Inc. (The)	64,692
2,870	Toreador Resources Corp.(b)	45,977
3,200	Toro Co.	160,800
6,557	TradeStation Group, Inc.(b)	79,864
1,600	Transaction Systems Architects, Inc.(b)	50,768
12,900	Transmeridian Exploration, Inc.(b)	35,217
1,100	Travelzoo, Inc.(b)	30,536
300	TRC Cos., Inc.(b)	2,907
7,600	Tredegar Corp.	177,612
2,400	Trex Co., Inc.(b)	48,936
1,975	Triad Guaranty, Inc.(b)	87,315
3,300	Triarc Cos., Inc. - Class A	58,410
7,200	Triarc Cos., Inc. - Class B	117,144
2,600	Trico Bancshares	55,718
3,200	Trico Marine Services, Inc.(b)	123,872
9,880	Trident Microsystems, Inc.(b)	209,752
1,210	Trimble Navigation Ltd.(b)	34,703
4,503	Trimeris, Inc.(b)	34,538
10	Triple Crown Media, Inc.(b)	89
28,756	Triquint Semiconductor, Inc.(b)	148,669
3,600	Triumph Group, Inc.	218,916
1,200	Tri-Valley Corp.(b)	9,708
4,220	Trizetto Group, Inc.(b)	82,206
1,700	True Religion Apparel, Inc.(b)	25,330
6,500	Trump Entertainment Resorts, Inc.(b)	105,495
5,759	Trustco Bank Corp.	52,810
3,175	Trustmark Corp.	84,487
9,200	TTM Technologies, Inc.(b)	84,456
5,800	Tuesday Morning Corp.	80,968
5,100	Tupperware Brands Corp.	143,412
2,700	TurboChef Technologies, Inc.(b)	36,774
4,000	Tween Brands, Inc.(b)	156,640
700	Twin Disc, Inc.	42,392
9,100	Tyler Technologies, Inc.(b)	108,745
7,200	U.S. Gold Corp.(b)	42,480
4,100	UAP Holding Corp.	113,447
11,900	UCBH Holdings, Inc.	213,724
3,875	UIL Holdings Corp.	132,331
8,701	Ulticom, Inc.(b)	74,394
4,229	Ultimate Software Group, Inc.(b)	116,720
2,200	Ultralife Batteries, Inc.(b)	20,636
5,600	Ultratech, Inc.(b)	77,560
5,300	UMB Financial Corp.	207,336
8,639	Umpqua Holdings Corp.	215,457
1,700	Unifirst Corp.	71,536
2,250	Union Bankshares Corp.	52,785
4,700	Unisource Energy Corp.	180,527
15,400	United Auto Group, Inc.	312,312
7,159	United Bankshares, Inc.	239,826
5,300	United Community Banks, Inc.	156,668
5,861	United Community Financial Corp.	60,486

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
2,000	United Financial Bancorp, Inc.	$29,460
3,100	United Fire & Casualty Co.	113,925
2,500	United Industrial Corp.	122,300
4,949	United Natural Foods, Inc.(b)	154,359
7,800	United Online, Inc.	112,554
1,504	United PanAm Financial Corp.(b)	21,312
9,900	United Rentals, Inc.(b)	331,650
3,100	United Retail Group, Inc.(b)	42,873
4,614	United Stationers, Inc.(b)	274,625
1,300	United Therapeutics Corp.(b)	72,683
8,030	Universal American Financial Corp.(b)	149,037
6,500	Universal Compression Holdings, Inc.(b)	432,705
3,186	Universal Corp.	199,698
3,500	Universal Display Corp.(b)	54,530
3,108	Universal Electronics, Inc.(b)	87,956
2,311	Universal Forest Products, Inc.	107,369
1,225	Universal Stainless & Alloy(b)	54,562
58,200	Universal Technical Institute, Inc.(b)	1,459,074
2,100	Univest Corp. of Pennsylvania	47,796
5,100	URS Corp.(b)	222,870
1,300	Urstadt Biddle Properties, Inc.	23,088
3,800	Urstadt Biddle Properties, Inc. - Class A	68,932
9,500	US Concrete, Inc.(b)	80,845
1,400	US Physical Therapy, Inc.(b)	20,440
4,200	USA Mobility, Inc.	89,712
700	USANA Health Sciences, Inc.(b)	27,888
3,951	USB Holding Co., Inc.	79,929
11,700	USEC, Inc.(b)	235,989
6,600	U-Store-It Trust	121,506
70,000	UTi Worldwide, Inc.	1,642,900
16,100	Utstarcom, Inc.(b)	114,954
8,300	VA Software Corp.(b)	30,129
10,874	Vaalco Energy, Inc.(b)	58,720
5,400	Vail Resorts, Inc.(b)	307,908
7,800	Valeant Pharmaceuticals International	140,556
4,800	Valmont Industries, Inc.	301,824
15,401	Valueclick, Inc.(b)	440,469
7,753	Valuevision Media, Inc. - Class A(b)	87,686
6,400	Varian Semiconductor Equipment Associates, Inc.(b)	424,704
6,800	Varian, Inc.(b)	394,128
7,197	Vector Group Ltd.	131,345
7,400	Veeco Instruments, Inc.(b)	135,272
61,700	Ventana Medical Systems, Inc.(b)	2,998,003
2,900	Verint Systems, Inc.(b)	83,375
1,300	Vertrue, Inc.(b)	61,516
2,700	Viad Corp.	110,268
3,800	Viasat, Inc.(b)	130,340
5,686	Viasys Healthcare, Inc.(b)	182,066
8,650	Vical, Inc.(b)	42,385
4,000	Vicor Corp.	42,880
7,272	Vignette Corp.(b)	134,677
4,500	Virage Logic Corp.(b)	31,995
4,420	Virginia Commerce Bancorp(b)	82,875
9,129	Viropharma, Inc.(b)	137,665
1,700	VistaCare, Inc. - Class A(b)	15,657
14,372	Visteon Corp.(b)	131,073
3,526	Vital Images, Inc.(b)	108,812
2,503	Vital Signs, Inc.	142,821
44,800	Vitesse Semiconductor Corp.(b)	52,416
4,270	Vivus, Inc.(b)	22,973
5,600	Volt Information Sciences, Inc.(b)	143,136
5,300	Wabash National Corp.	82,468
8,029	Wabtec Corp.	298,277
99,000	Waddell & Reed Financial, Inc. - Class A	2,397,780
5,700	Walter Industries, Inc.	169,404
7,155	Warnaco Group, Inc. (The)(b)	202,343
4,200	Washington Group International, Inc.(b)	281,064
7,100	Washington Real Estate Investment Trust	268,806
2,460	Washington Trust Bancorp, Inc.	63,197
87,300	Waste Connections, Inc.(b)	2,721,141
2,500	Waste Industries USA, Inc.	65,650
2,900	Watsco, Inc.	154,193
3,600	Watson Wyatt Worldwide, Inc. - Class A	169,668
4,800	Watts Water Technologies, Inc. - Class A	194,400
8,500	Wausau Paper Corp.	114,410
5,000	Wave Systems Corp. - Class A(b)	12,400
5,900	WCI Communities, Inc.(b)	128,856
102,700	WD-40 Co.	3,551,366
44,400	WebEx Communications, Inc.(b)	2,519,256

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
UNITED STATES (continued)
12,024	webMethods, Inc.(b)	$109,298
1,600	Websense, Inc.(b)	39,536
4,000	WebSideStory, Inc.(b)	44,640
4,744	Weis Markets, Inc.	204,182
600	Wellman, Inc.	1,908
8,600	Werner Enterprises, Inc.	162,626
3,683	WesBanco, Inc.	108,022
2,290	West Bancorporation, Inc.	35,495
2,923	West Coast Bancorp	90,818
5,200	West Marine, Inc.(b)	76,440
4,000	West Pharmaceutical Services, Inc.	199,080
3,200	Westamerica Bancorporation	149,856
6,200	Westar Energy, Inc.	168,764
7,100	Westell Technologies, Inc. - Class A(b)	18,815
4,400	Western Alliance Bancorp(b)	141,856
800	Westmoreland Coal Co.(b)	18,848
13,900	Westwood One, Inc.	94,659
10,300	Wet Seal, Inc. (The) - Class A(b)	61,594
5,600	WGL Holdings, Inc.	189,504
5,400	W-H Energy Services, Inc.(b)	292,194
3,700	Wheeling-Pittsburgh Corp.(b)	89,318
51,900	Whiting Petroleum Corp.(b)	2,284,638
5,949	Wild Oats Markets, Inc.(b)	107,260
1,575	Willow Financial Bancorp, Inc.	18,081
5,400	Wilshire Bancorp, Inc.	74,304
3,900	Wind River Systems, Inc.(b)	38,337
3,200	Winnebago Industries	102,592
4,800	Winston Hotels, Inc.	71,136
12,700	Winthrop Realty Trust	84,201
3,300	Wintrust Financial Corp.	141,834
5,523	Witness Systems, Inc.(b)	150,557
3,500	WMS Industries, Inc.(b)	139,510
8,400	Wolverine World Wide, Inc.	240,072
4,325	Woodward Governor Co.	213,439
2,490	World Acceptance Corp.(b)	106,896
550	World Air Holdings, Inc.(b)	6,518
3,400	World Fuel Services Corp.	157,114
4,000	World Wrestling Entertainment, Inc. - Class A	68,040
10,900	Worthington Industries, Inc	242,525
79,400	Wright Medical Group, Inc.(b)	1,875,428
5,600	Xanser Corp.(b)	31,528
2,800	Xenoport, Inc.(b)	120,036
5,239	X-Rite, Inc.	65,540
1,900	Yardville National Bancorp	65,569
1,000	York Water Co.	17,520
6,900	Zale Corp.(b)	192,579
4,700	Zenith National Insurance Corp.	217,375
700	Zhone Technologies, Inc.(b)	994
4,200	Zoll Medical Corp.(b)	101,514
2,600	Zoltek Cos., Inc.(b)	79,144
9,822	Zoran Corp.(b)	195,065
5,100	Zygo Corp.(b)	81,651
5,855	Zymogenetics, Inc.(b)	87,591

		392,528,141

Total Common Stocks (Cost $550,265,038)		729,882,794

EXCHANGE TRADED FUNDS - 5.9%
Mutual Fund - 5.9%
125,000	iShares MSCI Germany Index Fund	3,922,500
540,000	iShares MSCI Hong Kong Index Fund	8,812,800
721,500	iShares MSCI Japan Index Fund	10,303,020
20,800	iShares MSCI Pacific ex-Japan Index Fund	2,903,472
1,317,400	iShares MSCI Singapore Index Fund	16,770,502
90,500	iShares MSCI South Korea Index Fund	4,801,930

		47,514,224

Total Exchange Traded Funds (Cost $33,692,277)		47,514,224

RIGHTS/WARRANTS - 0.0%
Banks - 0.0%
602,250	Bank Pan Indonesia Tbk PT, Expires 07/10/09(b)	14,587

Consumer Discretionary - 0.0%
232	AFG Arbonia-Forster Holding(b)	3,054
28,800	JM AB, Expires 06/07/07(b)	10,574
249,725	Matahari Putra Prima Tbk PT, Expires 07/12/10(b)	3,822
39,600	Playmates Holdings Ltd., Expires 05/27/07(b)	304

		17,754

Consumer Staples - 0.0%
747,321	Vina San Pedro SA, Expires 05/17/07	512

Diversified Financials - 0.0%
9,600	Allied Properties HK Ltd., Expires 06/06/09(b)	1,203

Health Care - 0.0%
1,313	Unilabs SA, Expires 12/15/08(b)	978

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value#
Industrials - 0.0%
32,400	Emperor International Holdings Ltd.	$5,716
7,232	Galliford Try Plc	2,748
651	Gol-Linhas Aereas Inteligentes SA, Expires 05/21/07(b)	1,192

		9,656

Information Technology - 0.0%
633	SDL Plc, Expires 05/16/07	237

Materials - 0.0%
3,574	Alchemia SA	49,970
11,425	Shinkong Synthetic Fibers Corp., Expires 05/07/07	429
8,456	Sniace-Soc Nacional Industrias(b)	5,654

		56,053

Real Estate - 0.0%
9,308	CA Immobilien Anlagen AG, Expires 04/25/07	0

Telecommunication Services - 0.0%
432,569	Tim Participacoes SA, Expires 11/03/06(b)	164

Total Rights/Warrants (Cost $49,614)		101,144

Principal Amount
U.S. GOVERNMENT AGENCIES - 2.0%
$2,900,000	Fannie Mae 5.17%, 05/08/2007(c)	2,897,130
1,100,000	Federal Farm Credit Bank 5.20%, 05/07/2007(c)	1,099,061
12,000,000	Federal Home Loan Mortgage Corp. 5.19%, 05/11/2007(c)	11,982,967
Total U.S. Government Agencies (Cost $15,979,158)		15,979,158

Shares
CASH SWEEP - 2.4%
19,669,098	Citibank IIS Money Market Deposit	19,669,098
Total Cash Sweep (Cost $19,669,098)		19,669,098

TOTAL INVESTMENTS - 100.2% (Cost $619,655,185)(a)		813,146,418
LIABILITIES IN EXCESS OF OTHER NET ASSETS - (0.2)%		(1,582,999)

NET ASSETS - 100.0%		$811,563,419

(a)	Represents cost for financial reporting purposes and net unrealized appreciation on investments is as follows:

Unrealized appreciation	$210,710,943
Unrealized depreciation	(17,219,710)

Net unrealized appreciation	$193,491,233

ADR - American Depositary Receipt

(b)	Non-income producing security.

(c)	The interest rate represents the annualized yield at time of purchase.

#	On the last business day of the period, a third-party pricing service was used to fair value certain securities held by this fund (Note 2).

Portfolio diversification by Sector

Sector	Percentage of Net Assets
Banks	5.8%
Consumer Discretionary	14.8
Consumer Staples	6.1
Diversified Financials	2.2
Energy	5.0
Health Care	8.7
Industrials	19.2
Information Technology	12.8
Insurance	2.5
Materials	7.3
Real Estate	3.7
Telecommunication Services	0.6
Utilities	1.2
Other*	10.1

*	Includes cash and equivalents (including U.S. Government Agency discount notes), exchange traded funds, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007

(Unaudited)

Shares		Value
COMMON STOCKS - 47.9%
AUSTRALIA - 1.9%
Materials - 1.9%
1,498,691	Newcrest Mining Ltd.	$28,952,636

BRAZIL - 3.7%
Consumer Staples - 2.0%
6,607,000	Sadia S.A.	28,430,496

Materials - 1.7%
1,269,000	Votorantim Celulose e Papel S.A. - ADR	25,354,620

		53,785,116

CANADA - 3.3%
Materials - 3.3%
4,899,300	Abitibi-Consolidated, Inc.(b)	12,845,268
3,838,700	Abitibi-Consolidated, Inc. ADR(b)	10,095,781
765,000	Nova Chemicals Corp.	25,336,800

		48,277,849

CHINA - 2.5%
Industrials - 1.6%
650,000	Suntech Power Holdings Co. Ltd. - ADR(b)	23,582,000

Utilities - 0.9%
11,677,500	Xinao Gas Holdings Ltd.	13,286,172

		36,868,172

GREECE - 2.7%
Energy - 2.7%
190,200	StealthGas, Inc.	3,024,180
640,000	Tsakos Energy Navigation Ltd. - ADR	36,576,000

		39,600,180

JAPAN - 2.5%
Consumer Discretionary - 1.0%
1,234,900	Arnest One Corp.	15,223,733

Industrials - 1.5%
6,200,000	Taisei Corp	21,534,084

		36,757,817

MEXICO - 1.1%
Consumer Discretionary - 1.1%
3,000,000	Corp. GEO, S.A. de C.V. - Series B(b)	16,438,243

NETHERLANDS - 2.8%
Energy - 1.6%
350,000	Royal Dutch Shell Plc - ADR	24,272,500

Industrials - 1.2%
500,000	Chicago Bridge & Iron Co. N. V. - ADR	17,315,000

		41,587,500

PERU - 4.0%
Materials - 4.0%
1,800,000	Cia de Minas Buenaventura S.A. - ADR	58,644,000

SINGAPORE - 5.0%
Industrials - 4.1%
2,600,000	Keppel Corp. Ltd.	36,623,334
10,017,000	Neptune Orient Lines Ltd.	23,736,185

		60,359,519

Real Estate - 0.9%
11,000,000	Allgreen Properties Ltd.	13,249,959

		73,609,478

SOUTH AFRICA - 2.8%
Energy - 1.6%
420,000	Sasol Ltd.	14,528,298
280,000	Sasol Ltd. - ADR	9,567,600

		24,095,898

Real Estate - 1.2%
16,000,000	Allan Gray Property Trust	17,004,393

		41,100,291

UNITED STATES - 15.6%
Diversified Financials - 0.1%
100,000	Trans-India Acquisition Corp.(b)	731,000

Energy - 4.3%
1,725,000	Brazil Ethanol, Inc.(b)(c)	14,058,750
60,000	Murphy Oil Corp.	3,326,400
482,000	Occidental Petroleum Corp.	24,437,400
550,000	PHI, Inc.(b)	14,679,500
6,666,666	Rancher Energy Corp.(b)	7,466,666

		63,968,716

Industrials - 1.2%
570,000	Lindsay Corp.	17,413,500

Materials - 8.7%
3,135,800	Caraustar Industries, Inc.(b)	22,326,896
306,000	Freeport-McMoRan Copper & Gold, Inc. Class B.	20,550,960
1,130,000	Georgia Gulf Corp.	18,046,100
950,000	Huntsman Corp.	18,620,000
3,979,000	Smurfit-Stone Container Corp.(b)	47,946,950

		127,490,906

Real Estate - 1.3%
350,000	The St. Joe Co.	19,820,500

		229,424,622

Total Common Stocks (Cost $588,521,488)		705,045,904

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Shares		Value
EXCHANGE TRADED FUNDS - 0.9%
Mutual Fund - 0.9%
200,000	iShares COMEX Gold Trust(b)	$13,420,000

Total Exchange Traded Funds (Cost $10,339,860)		13,420,000

PREFERRED STOCKS - 0.2%
Industrials - 0.2%
46,217	World Waste Technologies, Inc. - Series B(b)	2,791,495

Total Preferred Stocks (Cost $4,500,000)		2,791,495

Number of Coins
COLLECTIBLE COINS - 0.4%
UNITED STATES - 0.4%
124	Various Collectible Coins	5,338,383

Total Collectible Coins (Cost $5,452,536)		5,338,383

Shares
RIGHTS/WARRANTS - 0.0%
Energy - 0.0%
6,666,666	Rancher Energy Corp. Warrants(b)	1

Industrials - 0.0%
450,000	World Waste Technologies, Inc. Warrants(b)	0

Total Rights/Warrants (Cost $1)		1

Principal Amount
U.S. GOVERNMENT AGENCIES - 21.0%
Federal Farm Credit Bank - 1.0%
	$10,000,000	5.22%,	06/20/07	(d)	10,000,680
	5,840,000	5.25%,	09/24/07	(d)	5,841,092

					15,841,772

Federal Home Loan Bank - 20.0%
	6,500,000	5.13%,	05/01/07	(e)	6,500,000
	25,000,000	5.13%,	05/01/07	(e)	25,000,000
	100,000,000	5.13%,	05/02/07	(e)	99,985,972
	45,000,000	5.16%,	05/04/07	(e)	44,980,950
	21,600,000	5.16%,	05/07/07	(e)	21,581,712
	28,000,000	5.19%,	05/11/07	(e)	27,960,256
	20,000,000	4.45%,	10/11/07	(d)	19,959,940

Principal Amount
Federal Home Loan Bank - (continued)
	$23,000,000	5.19%,	01/10/08	(d)	$22,999,701
	25,000,000	5.17%,	03/14/08	(d)	24,997,850

					293,966,381

Total U.S. Government Agencies (Cost $309,775,636)					309,808,153

U.S. GOVERNMENT SECURITIES - 21.2%
U.S. Treasury Notes - 21.2%
	178,450,000	2.00%,	01/15/14	(f)	194,832,716
	96,345,000	2.00%,	01/15/16	(f)	97,326,178
	20,000,000	2.38%,	01/15/17	(f)	20,492,900

					312,651,794

Total U.S. Government Securities (Cost $307,504,204)					312,651,794

Shares
CASH SWEEP - 0.3%
3,634,698	Citibank IIS Money Market Deposit	3,634,698

Total Cash Sweep (Cost $3,634,698)		3,634,698

TOTAL INVESTMENTS - 91.9% (Cost $1,229,728,423)(a)	1,352,690,428

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.1%	119,851,563

NET ASSETS - 100.0%	$1,472,541,991

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

(-)	At April 30, 2007, the Real Return Fund held investments in restricted and illiquid securities amounting to $12,805,050 or 0.87% of net assets, which were valued under methods approved by the Director’s, as follows:

Acquisition Cost	Issuer	Acquisition Date
$5,452,536	Collectible Coins	12/14/2006- 04/25/07
10,000,000	Rancher Energy Corp.	12/21/06
0	Rancher Energy Corp. Warrants	12/21/06
04/30/07 Carrying Value Per Unit
$43,051.48
1.12
0.00

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$159,782,843
Unrealized depreciation	(36,820,838)

Net unrealized appreciation	$122,962,005

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

(d)	Variable rate security. Rate represents the rate in effect as of April 30, 2007. Maturity reflects final maturity date.

(e)	The interest rate represents the annualized yield at time of purchase.

(f)	Inflation protected security. Principal amount reflects original security face amount.

ADR - American Depositary Receipt

Contracts		Exercise Price	Cost/ (Premiums Received)	Value
VERTICAL BULL CALL SPREADS
(40,000)	American Stock Exchange Oil Index, Expires 07/25/07	$300.00	$(3,860,779,610)	$(3,903,736,240)
(40,000)	American Stock Exchange Oil Index, Expires 07/25/07	300.00	(3,860,772,010)	(3,903,736,480)
40,000	American Stock Exchange Oil Index, Expires 07/25/07	$285.00	$3,920,054,600	$3,963,120,000

40,000	American Stock Exchange Oil Index, Expires 07/25/07	285.00	3,920,054,000	3,963,120,000

Total Vertical Bull Call Spreads			$118,556,980	$118,767,280

	Units	Unrealized Appreciation (Depreciation)
SWAP AGREEMENTS

Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Cotton Index, expiring 05/01/09 (Underlying notional amount at value $27,570,000)	275,700	$(2,900,088)

Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Gold Index, expiring 05/30/08 (Underlying notional amount at value $23,604,750)	325	(209,363)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Silver Index, expiring 05/30/08 (Underlying notional amount at value $19,898,143)	15,674	2,070,649
Commodity Index Swap Agreement with Cargill, Inc. based on the ERCOT Balancing Market Electricity Futures, expiring 07/31/08 (Underlying notional amount at value $9,614,002)	128	61,923
Commodity Index Swap Agreement with Cargill, Inc. based on the ERCOT Balancing Market Electricity Futures, expiring 08/31/08 (Underlying notional amount at value $9,177,073)	122	58,943
Commodity Index Swap Agreement with Cargill, Inc. based on the PJM Electricity Futures, expiring 07/31/08 (Underlying notional amount at value $9,394,002)	128	53,585

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the PJM Electricity Futures, expiring 08/31/08 (Underlying notional amount at value $8,967,072)	122	$50,994
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Canola Index, expiring 10/26/07 (Underlying notional amount at value $20,094,776)	3,587	1,423,139
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coal Index, expiring 03/28/08 (Underlying notional amount at value $2,345,400)	3,750	16,329
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coal Index, expiring 06/22/07 (Underlying notional amount at value $16,931,250)	90,000	(569,569)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coal Index, expiring 06/27/08 (Underlying notional amount at value $2,345,400)	3,750	16,130
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coal Index, expiring 09/21/07 (Underlying notional amount at value $4,725,000)	15,000	96,990
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coal Index, expiring 09/26/08 (Underlying notional amount at value $2,345,400)	3,750	15,940
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coal Index, expiring 12/28/07 (Underlying notional amount at value $2,345,400)	3,750	16,537
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cocoa Index, expiring 12/07/09 (Underlying notional amount at value $39,074,055)	20	(748,435)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coffee Index, expiring 06/19/07 (Underlying notional amount at value $20,143,975)	491	(1,603,900)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring 06/26/08 (Underlying notional amount at value $5,503,800)	20,000	1,739,154
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring 11/25/08 (Underlying notional amount at value $1,487,850)	91	221,822
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring 11/28/07 (Underlying notional amount at value $8,519,127)	541	1,300,649
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring 11/20/08 (Underlying notional amount at value $26,333,325)	900	(1,910,394)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Index, expiring 10/28/08 (Underlying notional amount at value $53,600,085)	1,500	4,116,284

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Meal Index, expiring 11/25/08 (Underlying notional amount at value $26,640,185)	1,300	$414,693
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Oil Index, expiring 11/25/08 (Underlying notional amount at value $26,461,415)	1,444	3,576,612
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 02/26/09 (Underlying notional amount at value $2,457,000)	70	97,236
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 02/27/09 (Underlying notional amount at value $7,150,000)	200	146,338
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/02/09 (Underlying notional amount at value $10,214,500)	290	371,195
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/05/09 (Underlying notional amount at value $3,540,000)	100	111,508
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/06/09 (Underlying notional amount at value $4,534,000)	130	214,789
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/09/09 (Underlying notional amount at value $5,197,000)	150	305,242
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/12/09 (Underlying notional amount at value $3,186,000)	90	120,927
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/16/09 (Underlying notional amount at value $7,700,000)	220	380,264
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on the Single Commodity Copper Index, expiring 12/21/11 (Underlying notional amount at value $46,170,000)	460	8,742,500
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on the Single Commodity Gold Index, expiring 03/07/08 (Underlying notional amount at value $33,337,500)	500	365,105
Commodity Index Swap Agreement with Morgan Stanley Capital Group, Inc. based on Natural Gas Futures, expiring 05/31/11 (Underlying notional amount at value $42,798,300)	66,200	4,594,576
Equity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Nickel Futures, expiring 12/21/11 (Underlying notional amount at value $35,475,000)	(227)	(2,116,200)
Equity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Silver Futures, expiring 03/07/08 (Underlying notional amount at value $21,102,750)	(15,000)	1,027,795
Equity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Zinc Futures, expiring 12/21/11 (Underlying notional amount at value $9,645,000)	(180)	(1,605,000)

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement with Morgan Stanley Capital Group, Inc. based on the New York Mercantile Exchange Crude Oil Index, expiring 04/19/11 (Underlying notional amount at value $53,087,500)	(7,750)	$(185,431)

		$19,879,468

Portfolio diversification by Sector

Sector	Percentage of Net Assets
Collectible Coins	0.4%
Consumer Discretionary	2.1
Consumer Staples	2.0
Diversified Financials	0.1
Energy	10.2
Industrials	9.8
Materials	19.6
Real Estate	3.4
U.S. Government & Agency Securities	42.2
Utilities	0.9
Other*	9.3

*	Includes cash and equivalents, exchange traded funds, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007

(Unaudited)

Principal Amount		Value
CORPORATE BONDS - 3.3%
Banks 0.8%
$1,000,000	HBOS Treasury Services Plc 5.00%, 11/21/11(b)	$995,858

Consumer Staples - 0.1%
138,837	WalMart Stores, Inc., Series 92A1 7.49%, 06/21/07	139,169

Diversified Financials - 1.9%
252,000	National Rural Utilities Cooperative Finance Corp. 5.75%, 11/01/08	254,151
2,000,000	Eksportfinans A/S 5.00%, 02/14/12	2,012,856

		2,267,007

Industrials - 0.5%
540,517	3M Employee Stock Ownership Plan Trust 5.62%, 07/15/09(b)	541,209

Total Corporate Bonds (Cost $3,923,950)		3,943,243

MUNICIPAL BONDS - 0.0%
New York - 0.0%
25,000	New York State Dormitory Authority Revenue Bonds, Taxable, Series B 2.60%, 12/15/07	24,628

Total Municipal Bonds (Cost $25,000)		24,628

U.S. GOVERNMENT AGENCIES - 71.1%
Federal Agricultural Mortgage Corp. - 0.4%
500,000	5.90%, 03/03/09	508,843

Federal Farm Credit Bank - 0.2%
125,000	4.75%, 01/19/10	124,799
100,000	5.15%, 12/06/10	101,171

		225,970

Federal Home Loan Bank - 65.9%
45,000	4.25%, 05/08/07	44,991
50,000	4.13%, 10/26/07	49,726
50,000	4.00%, 02/12/10	48,952
30,000	7.38%, 02/12/10	31,967
25,000	3.38%, 05/14/10	24,019
2,875,000	4.13%, 08/13/10	2,819,222
255,000	4.75%, 08/13/10	254,842
270,000	6.88%, 08/13/10	286,988
215,000	4.50%, 09/10/10	212,908
20,570,000	5.13%, 09/10/10	20,795,817
300,000	5.13%, 09/29/10	303,084
3,024,846	4.75%, 10/25/10	2,988,941
60,000	4.25%, 11/02/10	59,021
50,000	4.25%, 11/15/10	49,075
1,530,000	6.63%, 11/15/10	1,619,617
700,000	4.75%, 12/10/10	698,788
1,130,000	4.00%, 02/15/11	1,099,345
2,135,000	5.88%, 02/15/11	2,207,517
5,150,000	4.88%, 03/11/11	5,163,833
27,570,000	5.25%, 06/10/11	28,013,601
145,000	4.38%, 08/15/11	142,540
25,000	5.75%, 08/15/11	25,874
4,255,000	5.00%, 09/09/11	4,284,968
50,000	4.25%, 11/15/11	48,848
490,000	4.88%, 11/15/11	490,861
15,000	5.63%, 11/15/11	15,480
5,670,000	4.75%, 12/09/11	5,652,865
2,310,000	5.00%, 03/09/12	2,326,771

		79,760,461

Federal Home Loan Mortgage Corp. - 0.4%
300,000	4.75%, 12/08/10	299,291
190,000	4.50%, 12/16/10	188,158

		487,449

Federal National Mortgage Assoc. - 0.0%
14,705	7.50%, 08/01/25	15,431

Government National Mortgage Assoc. - 0.1%
151,219	8.50%, 10/15/17	161,141
532	9.00%, 02/15/20	574

		161,715

Private Export Funding Corp. - 0.3%
300,000	4.90%, 12/15/11	300,763

Tennessee Valley Authority - 3.8%
689,000	5.63%, 01/18/11	707,951
3,531,000	6.79%, 05/23/12	3,833,755

		4,541,706

Total U.S. Government Agencies (Cost $85,159,206)		86,002,338

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES - 23.7%
U.S. Treasury Notes - 23.7%
$275,000	2.38%, 04/15/11(c)	$285,770
2,700,000	4.25%, 08/15/14	2,645,263
26,005,000	4.50%, 11/15/15	25,797,766

		28,728,799

Total U.S. Government Securities (Cost $28,894,723)		28,728,799

Shares
INVESTMENT COMPANY - 0.3%
429,300	SEI Daily Income Trust Government II Fund	429,300

Total Investment Company (Cost $429,300)		429,300

TOTAL INVESTMENTS - 98.4% (Cost $118,432,179)(a)	119,128,308
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	1,878,314

NET ASSETS - 100.0%	$121,006,622

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$912,185
Unrealized depreciation	(216,056)

Net unrealized appreciation	$696,129

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

(c)	Inflation protected security. Principal amount reflects original security face amount.

Portfolio diversification by Sector

Sector	Percentage of Net Assets
U.S. Government & Agency Securities	94.8%
Corporate Bonds	3.3
Other*	1.9

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007

(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS - 96.9%
Alabama - 0.4%
$110,000	Alabama State Public School & College Revenue Bonds, Series C, (FSA) 5.00%, 05/01/13	$115,685
400,000	Alabama Water Pollution Control Authority Revenue Bonds, (AMBAC) 5.50%, 08/15/14	424,308

		539,993

Arizona - 1.4%
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A 5.00%, 07/01/14	860,176
200,000	Maricopa County School District No. 006 Washington Elementary School Improvement Project of 2001 GO, Series B, (FSA) 5.00%, 07/01/17	219,180
550,000	Maricopa County School District No. 48 Scottsdale School Improvement Project 2004 GO, Series B, (FSA) 4.75%, 07/01/18	582,219
250,000	University of Arizona COP, (AMBAC) 5.00%, 06/01/18	268,352

		1,929,927

California - 6.7%
1,155,000	Alameda GO, (MBIA) 5.00%, 08/01/33	1,214,332
1,675,000	Golden State Tobacco Securitization Corp. Revenue Bonds, Series B, (FSA) 5.00%, 06/01/43	1,788,749
650,000	Inglewood Unified School District GO, Series D, (FSA) 5.00%, 10/01/14	705,634
500,000	Los Altos School District GO, Series B 5.00%, 08/01/17	527,905
770,000	Palomar Community College District GO, Series A, (FSA) 5.00%, 05/01/15	835,396
275,000	Pomona Public Financing Authority Revenue Bonds, Water Facilities Project, Series AY, (AMBAC) 5.00%, 05/01/18	298,416
1,000,000	San Ramon Valley Unified School District GO, (MBIA) 5.00%, 08/01/17
		1,091,940
1,335,000	Santa Clara Valley Water District COP, Series A 5.00%, 02/01/15	1,440,598
1,325,000	Vacaville Unified School District GO, (MBIA) 5.00%, 08/01/20	1,417,194

		9,320,164

Colorado - 0.4%
485,000	Longmont Sales & Use Tax Revenue Bonds 5.63%, 11/15/17	516,147

Connecticut - 0.1%
100,000	Torrington GO, (XLCA) 5.00%, 09/15/16	108,639

Florida - 2.1%
200,000	Clearwater Housing Authority Revenue Bonds, (FSA) 4.95%, 06/01/07	200,130
500,000	Florida State Department Transportation Turnpike Revenue Bonds, Series A 5.00%, 07/01/29	528,430
1,275,000	Jacksonville Transportation Revenue Bonds, Series A, (XLCA) 3.65%, 10/01/32(b)	1,275,000
720,000	Palm Beach County Public Improvement Revenue Bonds, Parking Facilities Expansion Project, (MBIA) 5.00%, 12/01/17	781,574
150,000	Port Orange Water & Sewer Revenue Bonds, (AMBAC) 5.00%, 10/01/16	159,872

		2,945,006

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Principal Amount		Value
Georgia - 1.9%
$700,000	De Kalb County Water & Sewer Revenue Bonds, Series A, (FSA) 5.00%, 10/01/17	$764,757
525,000	Gwinnett County Development Authority COP, Public Schools Project, (MBIA) 5.00%, 01/01/15	564,700
1,000,000	Municipal Electric Authority
	Revenue Bonds, (AMBAC) 5.00%, 01/01/26(b)	1,020,550
100,000	Rockdale County Water & Sewer Authority Revenue Bonds, (FSA) 5.00%, 07/01/18	107,548
150,000	Walton County School District GO, Series A, (MBIA-State Aid Withholding) 5.00%, 08/01/17	162,408

		2,619,963

Illinois - 6.7%
1,635,000	Bolingbrook Special Services Areas Special Tax, 2001-1-2-3 & 2002-1, (MBIA) 4.40%, 03/01/27	1,617,849
500,000	Chicago Board of Education GO, Series B, (FSA) 5.00%, 12/01/18	541,515
100,000	Chicago Board of Education GO, Series B-3, (CIFG) 3.65%, 03/01/32(b)	100,000
225,000	Chicago Neighborhoods Alive 21 Program GO, Series A, (FGIC) 5.88%, 01/01/19	241,603
1,000,000	Chicago Transit Authority Revenue Bonds, (AMBAC) 5.00%, 06/01/21	1,069,850
575,000	Cook County GO, Series A, (FGIC) 5.00%, 11/15/22	589,737
150,000	Cook County School District No. 100 Berwyn South GO, Series D, (FSA) 5.00%, 12/01/12	159,276
285,000	Cook County School District No. 100 Berwyn South GO, Series D, (FSA) 5.00%, 12/01/13	304,902
85,000	Du Page County Community Unit School District No. 202 Lisle Pre-Refunded GO, (FSA) 5.55%, 12/30/17	90,390
65,000	Du Page County Community Unit School District No. 202 Lisle Un-Refunded GO, (FSA) 5.55%, 12/30/17	68,756
260,000	Freeport Sewer System Improvements GO, (AMBAC) 5.55%, 12/01/14	278,434
100,000	Gail Borden Public Library District GO, (FGIC) 4.63%, 12/15/08	101,419
1,070,000	Illinois Finance Authority Revenue Bonds, (XLCA) 5.00%, 08/01/14	1,142,899
1,000,000	Illinois Health Facilities Authority Revenue Bonds, Series B, (MBIA) 3.65%, 06/01/19(b)	1,000,000
500,000	Illinois State GO, First Series 5.50%, 08/01/15	525,530
400,000	Illinois State Sales Tax Revenue Bonds, Series Z 5.00%, 06/15/12	414,096
100,000	Piatt, Champaign & De Witt Counties Community School District No. 25 GO, Series B, (MBIA) 4.60%, 10/01/12	104,574
100,000	Rockford GO, Series A, (FSA) 5.38%, 12/15/13	105,375
250,000	Will County School District No. 122 GO, Series B, (FGIC) 5.20%, 11/01/16	264,548
600,000	Will County School District No. 161 Summit Hill GO, (FGIC) 5.00%, 01/01/17	642,906

		9,363,659

Indiana - 9.6%
580,000	Anderson School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 01/15/16	627,543

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Principal Amount		Value
Indiana (continued)
$1,490,000	Anderson School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 07/15/25	$1,604,924
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (FSA-State Aid Withholding) 5.00%, 07/15/18	704,516
315,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 07/10/14	328,989
490,000	East Noble Facilities School Building Corp. Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/16	531,699
460,000	Franklin Community Multiple School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.13%, 07/15/12	485,259
75,000	Franklin Township School Building Corp., Marion County, First Mortgage Revenue Bonds 5.75%, 07/15/10	79,595
505,000	Hammond Independent School Building Corp., First Mortgage Revenue Bonds, (MBIA) 5.00%, 07/15/23	534,038
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.38%, 07/15/16	188,655
250,000	Indiana Bond Bank, Special Program Revenue Bonds, Series A, (AMBAC) 6.25%, 02/01/11	268,870
1,000,000	Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series E, (FSA) 3.70%, 05/15/41(b)	1,000,000
1,000,000	Indiana Health Facility Financing Authority Revenue Bonds, Series E-2, (AMBAC) 3.60%, 11/15/36(b)	1,000,000
125,000	Indianapolis-Marion County Public Library GO, Series A 4.60%, 07/01/18	128,641
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.05%, 07/15/11	152,228
700,000	Mount Vernon of Hancock County Multiple School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14	741,811
170,000	Noblesville Elementary Intermediate Schools Building Corp., First Mortgage GO, (FSA) 5.30%, 07/15/09	175,795
205,000	Noblesville Elementary Intermediate Schools Building Corp., First Mortgage GO, (FSA) 5.50%, 07/15/12	217,979
435,000	Noblesville Industrial Redevelopment Authority, Economic Development Lease Rental Revenue Bonds, (AMBAC) 5.00%, 07/15/16	460,365
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, (FGIC) 5.00%, 01/15/16	169,670

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Principal Amount		Value
Indiana (continued)
$370,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, (FGIC) 5.00%, 07/15/16	$392,363
500,000	Plainfield Elementary School Building Corp., First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/18	538,140
715,000	Portage Township Multi-School Building Corp., First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 01/15/16	768,146
735,000	Portage Township Multi-School Building Corp., First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/16	791,654
570,000	Portage Township Multi-School Building Corp., First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/17	616,330
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, (FGIC) 5.00%, 01/15/19	212,318
500,000	Westfield Independent Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (FSA-State Aid Withholding) 5.00%, 07/15/23	527,065
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, (FGIC-State Aid Withholding) 4.75%, 01/15/11	139,853

		13,386,446

Iowa - 0.2%
250,000	Iowa City Parking Facilities Revenue Bonds, (MBIA) 5.88%, 07/01/15	260,702

Kansas - 0.2%
250,000	Sedgwick County Unified School District No. 259 GO, (MBIA) 5.00%, 09/01/15	271,045

Maine - 0.9%
500,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	534,445
450,000	Maine Municipal Bond Bank Revenue Bonds, Series A, (GO of Bond Bank) 4.75%, 11/01/17	483,084
250,000	Maine Municipal Bond Bank Revenue Bonds, Series B 5.25%, 11/01/15	266,230

		1,283,759

Maryland - 0.2%
285,000	Baltimore Pre-Refunded Water Project Revenue Bonds, Series A, (FGIC) 5.00%, 07/01/24	316,492

Massachusetts - 1.3%
800,000	Massachusetts State Consolidation Loan GO, Series D 5.00%, 08/01/17	867,056
600,000	Massachusetts State Special Obligation Consolidation Loan Revenue Bonds, Series A, (FGIC) 5.50%, 06/01/16	674,730
270,000	Springfield Water & Sewer Commission Revenue Bonds, Series A, (AMBAC) 5.00%, 07/15/20	289,950

		1,831,736

Michigan - 7.6%
130,000	Central Montcalm Public Schools GO, (MBIA Q-SBLF) 5.35%, 05/01/11	134,163

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Principal Amount		Value
Michigan (continued)
$1,450,000	Central Montcalm Public Schools GO, (MBIA Q-SBLF) 5.00%, 05/01/23	$1,531,098
275,000	Clarkston Community Schools GO, (Q-SBLF) 5.00%, 05/01/15	293,301
345,000	Clintondale Community Schools GO, (MBIA Q-SBLF) 5.00%, 05/01/20	367,435
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13	262,415
240,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/14	251,297
250,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/19	261,768
325,000	East Lansing School District School Building & Site GO, (Q-SBLF) 5.35%, 05/01/16	340,255
150,000	Galesburg-Augusta Community Schools GO, (Q-SBLF) 5.38%, 05/01/14	157,146
250,000	Jackson Public Schools School Building & Site GO, (FSA Q-SBLF) 5.00%, 05/01/15	268,275
150,000	Michigan State Hospital Finance Authority Revenue Bonds, Group B-3, (MBIA) 3.70%, 11/15/26(b)	150,000
750,000	Michigan State Trunk Line Revenue Bonds, Series A 5.25%, 11/01/13	812,512
260,000	Mount Clemens Community School District GO, (FSA Q-SBLF) 5.00%, 05/01/18	278,190
1,000,000	Oakland Schools Intermediate School District School Building & Site GO, (FSA) 5.00%, 05/01/36	1,062,230
685,000	Oakland University Revenue Bonds, (AMBAC) 5.25%, 05/15/18	743,150
245,000	Portage Public Schools School Building & Site GO, (FSA) 5.00%, 05/01/14	258,602
600,000	Saginaw City School District School Building & Site GO, (FSA Q-SBLF) 5.00%, 05/01/26	636,570
1,640,000	Stockbridge Community Schools GO, (FSA Q-SBLF) 5.00%, 05/01/21	1,734,021
150,000	Van Buren County GO, (AMBAC) 5.00%, 05/01/15	156,346
375,000	Warren Transportation Fund GO 5.00%, 06/01/16	388,162
400,000	Zeeland Public Schools GO, (Q-SBLF) 5.00%, 05/01/20	415,380

		10,502,316

Missouri - 2.2%
1,000,000	Missouri State Health & Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 3.58%, 06/01/20(b)	1,000,000
900,000	North Kansas City School District No. 74 GO, (State Aid Direct Deposit) 5.00%, 03/01/18	977,832
350,000	St. Charles School District GO, Series A, (FSA) 5.00%, 03/01/18	376,716
650,000	St. Louis Board of Education Direct Deposit Program GO, Series A, (MBIA-State Aid Direct Deposit) 5.00%, 04/01/21	696,286

		3,050,834

Nebraska - 0.1%
185,000	Douglas County School District No. 054 Ralston Public School GO, (FSA) 4.60%, 12/15/12	190,790

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Principal Amount		Value
Nevada - 0.4%
$ 500,000	Washoe County GO, (MBIA) 5.00%, 06/01/17	$500,380

New Jersey - 1.5%
400,000	Freehold Township Board of Education GO, (MBIA) 4.75%, 02/15/24	414,212
395,000	Gloucester County Improvement Authority Lease Revenue Bonds, Series A, (AMBAC) 5.00%, 12/01/18	421,655
200,000	Old Bridge Township Board of Education GO, (MBIA) 5.00%, 07/15/13	214,162
115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds 5.00%, 06/01/14	121,750
865,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds 6.00%, 06/01/37	955,462

		2,127,241

New Mexico - 0.8%
1,000,000	New Mexico Finance Authority, State Office Building Tax Revenue Bonds, Series A 5.00%, 06/01/15	1,048,760

New York - 4.8%
2,000,000	Long Island Power Authority Electric System Revenue Bonds, Series F, (MBIA) 5.00%, 05/01/17	2,180,640
1,175,000	New York State Dormitory Authority Jamaica Hospital Revenue Bonds, (MBIA-IBC) 4.00%, 08/15/15	1,185,681
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (FGIC) 5.00%, 02/15/16	591,393
1,850,000	New York State Dormitory Authority Revenue Bonds, (MBIA-IBC) 4.00%, 02/15/16	1,860,822
500,000	New York State Dormitory Authority St. Johns University Revenue Bonds, Series C, (MBIA) 5.25%, 07/01/18	560,585
100,000	Sherrill School District GO, (FGIC-State Aid Withholding) 5.00%, 06/15/14	105,767
200,000	William Floyd Union Free School District, Mastics-Moriches-Shirley GO, (MBIA-State Aid Withholding) 5.00%, 06/15/12	212,202

		6,697,090

North Carolina - 2.8%
300,000	Brunswick County GO, (FGIC) 5.00%, 05/01/15	320,118
2,135,000	Dare County COP, (FGIC) 5.00%, 06/01/17	2,293,268
450,000	Iredell County Public Improvements GO 5.00%, 06/01/20
		482,544
250,000	Winston-Salem COP, Series A 5.00%, 06/01/15	270,150
500,000	Winston-Salem COP, Series A 5.00%, 06/01/16	542,890

		3,908,970

Ohio - 11.3%
875,000	Bowling Green School
	District School Facilities Construction & Improvement GO, (FSA) 5.00%, 12/01/22	941,692
1,005,000	Bowling Green School District School Facilities Construction & Improvement GO, (FSA) 5.00%, 12/01/23	1,079,028
300,000	Cincinnati GO 5.00%, 12/01/15	316,665
2,000,000	Cincinnati School District GO, (FGIC) 5.00%, 12/01/17	2,192,760
2,000,000	Hamilton County Sewer System Revenue Bonds, Series A, (MBIA) 5.00%, 12/01/19	2,142,540

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Principal Amount		Value
Ohio (continued)
$700,000	Hamilton Local School District School Facilities Construction & Improvement GO, (FSA) 5.00%, 12/01/25	$743,512
1,170,000	Hamilton School District School Improvement GO, (FSA) 5.00%, 12/01/20	1,266,221
1,000,000	Kettering City School District School Improvement GO, (FSA) 4.75%, 12/01/18	1,060,820
100,000	Licking Heights Local School District GO, Series A, (MBIA) 5.00%, 12/01/17	107,413
250,000	Licking Heights Local School District GO, Series A, (MBIA) 5.00%, 12/01/18	267,638
100,000	Lorain City School District, Classroom Facilities Improvement GO, (MBIA-School District Credit Program) 5.00%, 12/01/12	106,443
865,000	Marysville Wastewater Treatment System Revenue Bonds, (XLCA) 5.25%, 12/01/20	946,699
2,365,000	Ohio State Building Authority Facilities Revenue Bonds, Series B, (FGIC) 5.00%, 10/01/18	2,598,118
400,000	Ohio State Department of Administrative Services COP, Series A, (MBIA) 5.00%, 09/01/16	428,300
500,000	Ohio State Higher Education GO, Series A 5.00%, 02/01/17	537,120
500,000	Olentangy School District GO, Series A, (FSA) 5.00%, 12/01/18	543,175
350,000	Trotwood-Madison City School District School Improvement GO, (FSA) 4.25%, 12/01/17	357,735
100,000	Wellston City School District GO 5.80%, 12/01/13	111,602

		15,747,481

Pennsylvania - 1.9%
115,000	New Castle Area School District GO, (MBIA-State Aid Withholding) 4.40%, 03/01/11	118,133
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Revenue Bonds, (MBIA) 5.00%, 04/01/17	1,577,875
600,000	Philadelphia Authority for Industrial Development Revenue Bonds, Cultural & Commercial Corridors Program, Series A, (FGIC) 5.00%, 12/01/18	646,836
250,000	Robinson Township Municipal Authority Water & Sewer Revenue Bonds, Series A, (FGIC) 5.00%, 05/15/20	272,088

		2,614,932

Puerto Rico - 0.6%
620,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series K 5.00%, 07/01/45	675,391
200,000	Puerto Rico Housing Finance Authority, Single Family Revenue Bonds, (HUD Loan) 5.00%, 12/01/12	210,312

		885,703

Rhode Island - 0.5%
125,000	Rhode Island State & Providence Plantations GO, Series A, (FSA) 5.00%, 08/01/17	134,881

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Principal Amount		Value
Rhode Island (continued)
$500,000	Rhode Island State Economic Development Corp. Department of Transportation Revenue Bonds, Series A, (FSA) 5.00%, 06/15/14	$532,455

		667,336

South Carolina - 4.1%
1,615,000	Berkeley County Water & Sewer Revenue Bonds, Series A, (FSA) 5.00%, 06/01/21	1,720,896
150,000	McCormick County School District GO, (SCSDE) 5.00%, 03/01/12	158,610
100,000	Richland County School District No. 001 GO, (FSA, SCSDE) 4.75%, 03/01/14	106,154
1,500,000	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue Bonds, Series B, (AMBAC) 3.65%, 02/01/33(b)	1,500,000
2,200,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series B2, (XLCA) 3.65%, 10/01/31(b)	2,200,000

		5,685,660

Tennessee - 4.1%
2,500,000	Blount County Public Building Authority Revenue Bonds, Series C-2-A, (AMBAC) 3.90%, 06/01/29(b)	2,500,000
120,000	Kingsport GO, (AMBAC) 5.00%, 03/01/14	128,682
1,000,000	Knox County Health Educational & Housing Facilities Board Hospital Facilities Revenue Bonds, Series F, (FGIC) 3.75%, 02/01/29(b)	1,000,000
2,000,000	Sevierville Public Building Authority Revenue Bonds, (AMBAC) 3.70%, 06/01/34(b)	2,000,000

		5,628,682

Texas - 15.4%
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,339,153
110,000	Alief Independent School District GO, (PSF-GTD) 5.00%, 02/15/13	114,841
750,000	Allen Independent School District GO, (PSF-GTD) 5.00%, 02/15/21	790,485
200,000	Austin Revenue Bonds, (MBIA) 5.25%, 05/15/25	226,146
250,000	Birdville Independent School District Building GO, (PSF-GTD) 5.00%, 02/15/18	267,082
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18	1,070,640
1,230,000	Comal Independent School District School Building GO, (PSF-GTD) 5.00%, 02/01/28	1,284,255
1,000,000	Dallas Independent School District School Building GO, (PSF-GTD) 4.75%, 08/15/25	1,034,860
1,000,000	El Paso Independent School District GO, (PSF-GTD) 5.00%, 08/15/12	1,057,880
350,000	Frisco Independent School District School Building GO, Series B, (MBIA) 5.50%, 07/15/13	382,571
240,000	Garland GO 4.50%, 02/15/19	243,910
700,000	Grapevine GO, Series A, (MBIA) 5.00%, 08/15/17	749,763
1,000,000	Grapevine GO, Series A, (MBIA) 5.00%, 08/15/19	1,065,570

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Principal Amount		Value
Texas (continued)
$370,000	GregoryPortland Independent School District GO, (PSF-GTD) 5.50%, 08/15/19	$390,624
500,000	Harlandale Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	539,635
500,000	Hidalgo County GO, (MBIA) 4.50%, 08/15/19	512,955
100,000	Klein Independent School District GO, (PSF-GTD) 5.00%, 08/01/18	105,641
465,000	Lake Travis Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/19	498,768
255,000	Laredo GO, (FGIC) 5.38%, 08/15/20	271,761
1,700,000	Magnolia Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 08/15/17	1,852,558
220,000	McKinney GO, (FGIC) 5.20%, 08/15/14	227,295
1,100,000	Northwest Independent School District GO, (PSF-GTD) 4.50%, 02/15/18	1,130,481
300,000	Plano Independent School District GO, (PSF-GTD) 4.50%, 02/15/19	310,107
500,000	San Antonio GO 4.38%, 02/01/23	497,435
375,000	San Antonio Independent School District GO, (PSF-GTD) 5.00%, 08/15/16	403,939
150,000	San Antonio Un-Refunded GO 5.25%, 08/01/13	161,721
295,000	San Felipe Del Rio Consolidated Independent School District GO, (PSF-GTD) 5.38%, 08/15/16	310,313
1,000,000	Tarrant County Health Facilities Development Corp. Health Systems Revenue Bonds, Health Resources, Sub-Series B-2, (AMBAC) 3.83%, 02/15/33(b)	1,000,000
1,375,000	Temple Utilities System Revenue Bonds, (MBIA) 5.00%, 08/01/23	1,442,128
635,000	Texas State Public Finance Authority Park & Wildlife GO 5.90%, 10/01/17	667,068
250,000	Texas Tech University Revenue Bonds, (AMBAC) 5.00%, 02/15/16	270,658
1,000,000	Whitehouse Independent School District School Building GO, (PSF-GTD) 4.25%, 02/15/32	951,340
280,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, (AMBAC) 5.50%, 11/15/10	292,284

		21,463,867

Virginia - 0.4%
250,000	Virginia Beach Public Improvement GO 5.00%, 01/15/16	272,035
300,000	Virginia College Building Authority, Educational Facilities 21st Century College & Equipment Revenue Bonds 5.00%, 02/01/16	323,523

		595,558

Washington - 2.0%
100,000	Clark County Public Utility District No. 1 Generating System Revenue Bonds, (FGIC) 5.00%, 01/01/13	106,265
200,000	Pierce County School District No. 320 GO, (FGIC-School Board Guaranty) 5.00%, 12/01/16	215,256

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Principal Amount		Value
Washington (continued)
$250,000	Snohomish County School District No. 006 Mukilteo GO, (School Board Guaranty) 5.35%, 12/01/15	$263,698
2,000,000	Washington State Department of Ecology COP, Series B, (AMBAC) 5.00%, 04/01/16	2,167,340

		2,752,559

West Virginia - 0.2%
275,000	West Virginia University Revenue Bonds, Series A, (MBIA) 5.50%, 04/01/17	310,632

Wisconsin 4.1%
135,000	Cedarburg School District GO, Series B, (FSA) 5.00%, 03/01/13	141,203
145,000	Cedarburg School District GO, Series B, (FSA) 5.00%, 03/01/14	151,663
1,645,000	Door County GO, Series A, (FGIC) 5.00%, 09/01/19	1,759,245
150,000	Door County GO, Series A, (FGIC) 5.25%, 09/01/20	158,286
100,000	Elmbrook School District GO 3.90%, 04/01/13	100,352
100,000	Fond Du Lac GO, (FGIC) 4.75%, 03/01/15	105,108
100,000	Fond Du Lac GO, (FGIC) 4.75%, 03/01/16	104,803
500,000	Fond Du Lac Promissory Notes GO, (FGIC) 4.40%, 05/01/11	507,565
130,000	Menomonee Falls Water Systems Mortgage Revenue Bonds, (FSA) 4.60%, 12/01/10	134,060
520,000	Osceola School District School Building GO, Series A, (FGIC) 5.13%, 05/01/17	544,716
775,000	Outagamie County GO 5.50%, 04/01/14	834,574
220,000	Two Rivers Public School District GO, (FSA) 5.75%, 03/01/12	232,111
505,000	Verona Area School District GO, Series A, (MBIA) 5.50%, 10/01/12	524,230
435,000	Waterford Graded Joint School District No. 1 GO, (FSA) 4.75%, 04/01/17	456,928
		5,754,844

Total Municipal Bonds (Cost $133,574,361)		134,827,313

Shares		Value
INVESTMENT COMPANY - 3.6%
4,959,965	SEI Tax-Exempt Trust Money Market Fund	$4,959,965

Total Investment Company (Cost $4,959,965)		4,959,965

TOTAL INVESTMENTS - 100.5% (Cost $138,534,326)(a)		139,787,278
LIABILITIES IN EXCESS OF OTHER NET ASSETS - (0.5)%		(708,244)

NET ASSETS 100.0%		$139,079,034

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,391,969
Unrealized depreciation	(139,017)

Net unrealized appreciation	$1,252,952

(b)	Variable rate security. Rate represents the rate in effect as of April 30, 2007. Maturity reflects final maturity date.

AMBAC	- Insured by AMBAC Indemnity Corp.
CIFG	- CDC IXIS Financial Guaranty
COP	- Certificates of Participation
FGIC	- Insured by Financial Guaranty Insurance Corp.
FSA	- Insured by Financial Security Assurance, Inc.
GO	- General Obligations
HUD	- Insured by Department of Housing & Urban Development
MBIA	- Insured by Municipal Bond Insurance Assoc.
MBIA-IBC	- MBIA Insured Bond Certificates
PSF-GTD	- Permanent School Fund Guarantee
Q-SBLF	- Qualified-School Bond Loan Fund
SCSDE	- South Carolina State Department of Education
XLCA	- XL Capital Insurance

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)

April 30, 2007

(Unaudited)

Portfolio diversification by State

Percentage of Net Assets
Alabama	0.4%
Arizona	1.4
California	6.7
Colorado	0.4
Connecticut	0.1
Florida	2.1
Georgia	1.9
Illinois	6.7
Indiana	9.6
Iowa	0.2
Kansas	0.2
Maine	0.9
Maryland	0.2
Massachusetts	1.3
Michigan	7.6
Missouri	2.2
Nebraska	0.1
Nevada	0.4
New Jersey	1.5
New Mexico	0.8
New York	4.8
North Carolina	2.8
Ohio	11.3
Pennsylvania	1.9
Puerto Rico	0.6
Rhode Island	0.5
South Carolina	4.1
Tennessee	4.1
Texas	15.4
Virginia	0.4
Washington	2.0
West Virginia	0.2
Wisconsin	4.1
Other*	3.1

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND
ASSETS:
Investments, at value	$433,075,180	$934,077,800
Foreign currency, at value (Cost $0, $0, $53,091,712, $913,165, $0, $0 and $0, respectively)	—	—
Cash	14,717	61
Vertical bull call spreads, at value (Cost $0, $0, $0, $0, $118,556,980, $0 and $0, respectively)	—	—
Dividends and interest receivable	266,472	318,752
Receivable for fund shares sold	2,932,120	1,309,945
Receivable for investments sold	—	—
Unrealized appreciation on swap agreements	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Prepaid expenses	14,505	51,726

Total Assets	436,302,994	935,758,284

LIABILITIES:
Cash due to broker on swap agreements	—	—
Payable to Custodian	—	—
Payable for fund shares redeemed	1,700,859	2,220,837
Payable for investments purchased	609,764	665,628
Payable to brokers for swap collateral	—	—
Unrealized depreciation on swap agreements	—	—
Deferred tax liability payable (Note 5)	—	—
Accrued expenses and other payables:
Investment advisory	224,735	496,755
Administration	9,305	17,890
Shareholder servicing fee	50,697	110,115
Custody	33,799	73,407
Directors	2,817	4,132
Other	25,167	99,656

Total Liabilities	2,657,143	3,688,420

NET ASSETS	$433,645,851	$932,069,864

NET ASSETS consist of:
Capital paid-in	$357,309,227	$694,649,965
Accumulated undistributed net investment income	635,331	1,315,433
Accumulated undistributed net realized gain/(loss) on investments, swap agreements, vertical bull call spreads and foreign currency transactions	(4,211,906)	98,584,457
Net unrealized appreciation on investments, swap agreements, vertical bull call spreads and deferred taxes	79,913,199	137,520,009
Net unrealized appreciation/(depreciation) of other assets and liabilities denominated in foreign currencies	—	—

NET ASSETS	$433,645,851	$932,069,864

Net Asset Value, maximum offering price and redemption proceeds pershare	$14.79	$17.39

SHARES OF CAPITAL STOCK OUTSTANDING	29,318,692	53,591,376

INVESTMENTS, AT COST	$353,161,981	$796,557,791

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES - (Continued)

April 30, 2007 (Unaudited)

INTERNATIONAL FUND	GLOBAL SMALL CAP FUND	REAL RETURN FUND	FIXED INCOME FUND	MUNICIPAL BOND FUND
$1,944,278,213	$813,146,418	$1,352,690,428	$119,128,308	$139,787,278
53,051,852	922,342
281,342	—	—	172	—
—	—	118,767,280	—	—
10,998,713	1,384,278	4,236,263	1,859,806	1,679,848
1,845,349	330,631	705,343	954,766	676,000
25,283,239	6,074,205	—	—	267,116
—	—	31,727,848	—	—
—	—	1,329,160	—	—
31,606	20,674	129,805	39,207	13,456

2,035,770,314	821,878,548	1,509,586,127	121,982,259	142,423,698

—	—	16,296,990	—	—
—	17,231	242,301	—	—
2,650,991	491,872	463,985	143,362	274,228
7,087,795	9,017,292	6,049,027	767,812	2,992,296
—	—	900,000	—	—
—	—	11,848,380	—	—
—	31,058	—	—	—
1,174,230	545,058	977,833	37,137	44,394
36,504	15,873	26,909	4,012	4,396
239,116	96,216	172,648	4,697	5,524
238,852	27,509	14,661	9,394	11,047
14,587	6,351	13,345	954	825
198,080	66,669	38,057	8,269	11,954

11,640,155	10,315,129	37,044,136	975,637	3,344,664

$2,024,130,159	$811,563,419	$1,472,541,991	$121,006,622	$139,079,034

$1,433,918,942	$596,919,939	$1,242,456,735	$119,248,205	$136,291,016
4,844,008	299,589	9,758,397	1,507,247	1,408,119
91,086,679	20,894,951	75,949,000	(444,959)	126,947
494,238,877	193,491,233	143,051,773	696,129	1,252,952
41,653	(42,293)	1,326,086	—	—

$2,024,130,159	$811,563,419	$1,472,541,991	$121,006,622	$139,079,034

$14.54	$14.25	$12.41	$10.75	$11.21

139,168,779	56,945,342	118,692,711	11,260,915	12,405,693

$1,450,039,336	$619,655,185	$1,229,728,423	$118,432,179	$138,534,326

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Period Ended April 30, 2007(Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND
INVESTMENT INCOME:
Interest	$8,525	$1,067,855
Dividends	3,286,495	4,640,098
Foreign tax withheld	—	—

Total Investment Income	3,295,020	5,707,953

EXPENSES:
Investment advisory fees	1,412,370	2,988,677
Shareholder servicing and Distribution (12b-1) fees	296,332	623,971
Administration and Accounting fees	57,143	110,135
Custodian fees	201,767	440,724
Directors fees and expenses	25,270	55,155
Insurance premiums	7,890	16,878
Legal and Audit fees	33,886	77,678
Miscellaneous expenses	11,494	22,633
Printing and postage fees	3,352	7,582
Registration fees	9,310	3,494
Transfer agent fees	20,893	45,593

Total expenses	2,079,707	4,392,520

Exenses waived by Adviser (Note 3)	(22,257)	—

Net expenses	2,057,450	4,392,520

NET INVESTMENT INCOME	1,237,570	1,315,433

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SWAP AGREEMENTS, VERTICAL BULL CALL SPREADS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gains/(loss) on:
Investments	20,660,564	99,143,804
Swap agreements	—	—
Vertical bull call spreads	—	—
Foreign currency transactions	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments	7,475,973	(12,480,164)
Swap agreements	—	—
Vertical bull call spreads	—	—
Foreign currency transactions	—	—
Deferred taxes on unrealized appreciation	—	—

Net realized and change in unrealized gain/(loss) on investments, swap agreements, vertical bull call spreads, foreign currency transactions and deferred taxes	28,136,537	86,663,640

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,374,107	$87,979,073

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Period Ended April 30, 2007(Unaudited) (Continued)

INTERNATIONAL FUND	GLOBAL SMALL CAP FUND	REAL RETURN FUND	FIXED INCOME FUND	MUNICIPAL BOND FUND
$ 136,665	$655,354	$10,998,213	$2,703,849	$2,451,424
19,335,552	6,373,854	9,353,009	12,985	105,845
(1,518,035)	(228,777)	(429,878)	—	—

17,954,182	6,800,431	19,921,344	2,716,834	2,557,269

7,038,082	3,162,697	5,694,728	244,757	287,812
1,381,723	542,320	990,558	68,722	94,800
223,585	94,890	160,934	24,456	26,576
1,428,464	119,092	79,191	54,391	63,958
119,638	46,553	84,029	6,800	7,990
18,792	10,077	13,732	11,224	6,135
142,985	50,130	91,116	10,145	11,709
55,205	98,619	43,062	5,207	15,016
12,043	6,020	8,532	1,240	1,040
7,478	9,295	16,959	6,153	6,639
84,962	33,755	55,324	9,835	9,490

10,512,957	4,173,448	7,238,165	442,930	531,165

—	—	—	(27,842)	(31,196)

10,512,957	4,173,448	7,238,165	415,088	499,969

7,441,225	2,626,983	12,683,179	2,301,746	2,057,300

92,787,001	21,361,103	33,908,781	545,876	149,320
—	—	39,565,519	—	—
—	—	1,663,127	—	—
430,938	(39,162)	811,573	—	—
133,687,756	76,540,162	58,102,945	(553,499)	(684,093)
—	—	(6,677,558)	—	—
—	—	210,300	—	—
(348,126)	(8,189)	1,063,388	—	—
—	8,866	—	—	—

226,557,569	97,862,780	128,648,075	(7,623)	(534,773)

$233,998,794	$100,489,763	$141,331,254	$2,294,123	$1,522,527

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	LARGE CAP EQUITY FUND		MID CAP EQUITY FUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2006
From Operations:
Net investment income/(loss)	$1,237,570	$1,636,409	$1,315,433	$(631,420)
Net realized gain on investments and foreign currency transactions	20,660,564	16,357,675	99,143,804	124,104,703
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and deferred taxes	7,475,973	27,027,765	(12,480,164)	41,347,150

Net increase in net assets resulting from operations	29,374,107	45,021,849	87,979,073	164,820,433

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,621,113)	(1,148,697)	—	—

Capital gains	—	—	(97,480,260)	(82,147,293)

Net decrease in net assets from dividends and distributions	(1,621,113)	(1,148,697)	(97,480,260)	(82,147,293)

CAPTIAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	50,118,276	90,808,318	93,013,201	128,542,364
Reinvestment of dividends and distributions	725,436	539,570	48,774,309	41,473,383
Net cost of capital stock redeemed	(41,443,890)	(45,248,133)	(114,741,099)	(112,715,085)

Net increase/(decrease) in net assets resulting from capital stock transactions	9,399,822	46,099,755	27,046,411	57,300,662

Net increase in net assets	37,152,816	89,972,907	17,545,224	139,973,802

NET ASSETS:
Beginning of period	396,493,035	306,520,128	914,524,640	774,550,838

End of period	$433,645,851	$396,493,035	$932,069,864	$914,524,640

Undistributed net investment income	$635,331	$1,018,874	$1,315,433	$—

CAPITAL SHARE TRANSACTIONS:
Shares sold	3,507,442	7,014,243	5,537,722	7,618,067
Shares issued as reinvestment of dividends and distributions	51,304	42,088	2,986,792	2,572,595
Shares redeemed	(2,903,596)	(3,512,652)	(6,522,165)	(6,688,724)

Net increase/(decrease) in shares outstanding	655,150	3,543,679	2,002,349	3,501,938

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

INTERNATIONAL FUND		GLOBAL SMALL CAP FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2006
$7,441,225	$20,812,958	$2,626,983	$3,786,299
93,217,939	152,459,297	21,321,941	20,929,928
133,339,630	165,100,343	76,540,839	89,694,976

233,998,794	338,372,598	100,489,763	114,411,203

(22,498,750)	(11,233,766)	(5,998,024)	(1,098,827)
(77,418,127)	—	(21,325,000)	(438,397)

(99,916,877)	(11,233,766)	(27,323,024)	(1,537,224)

153,090,773	302,456,289	60,863,362	140,690,299
51,976,065	5,442,289	14,897,306	775,182
(230,061,210)	(238,579,665)	(35,856,064)	(57,950,290)

(24,994,372)	69,318,913	39,904,604	83,515,191

109,087,545	396,457,745	113,071,343	196,389,170

1,915,042,614	1,518,584,869	698,492,076	502,102,906

$2,024,130,159	$1,915,042,614	$811,563,419	$698,492,076

$4,844,008	$19,901,533	$299,589	$3,670,630

11,002,158	23,862,735	4,486,132	11,683,466
3,873,030	456,568	1,134,600	68,595
(16,619,847)	(18,674,303)	(2,640,681)	(4,756,983)

(1,744,659)	5,645,000	2,980,051	6,995,078

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

	REAL RETURN FUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2006
From Operations:
Net investment income	$12,683,179	$19,558,605
Net realized gain/(loss) on investments, swap agreements, futures contracts,written options, vertical bull call spreads and foreign currency transactions	75,949,000	47,751,096
Net change in unrealized appreciation/(depreciation) on investments, swap agreements, futures contracts, written options, vertical bull call spreads and foreign currency transactions	52,699,075	69,840,475

Net increase in net assets resulting from operations	141,331,254	137,150,176

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,816,140)	(12,629,821)
Capital gains	(42,806,279)	(5,859,249)

Net decrease in net assets from dividends and distributions	(56,622,419)	(18,489,070)

CAPTIAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	144,983,864	365,280,134
Reinvestment of dividends and distributions	31,413,134	9,084,558
Net cost of capital stock redeemed	(53,270,540)	(67,891,835)

Net increase in net assets resulting from capital stock transactions	123,126,458	306,472,857

Net increase in net assets	207,835,293	425,133,963

NET ASSETS:
Beginning of period	1,264,706,698	839,572,735

End of period	$1,472,541,991	$1,264,706,698

Undistributed net investment income	$9,758,397	$10,891,358

CAPITAL SHARE TRANSACTIONS:
Shares sold	12,159,593	32,842,301
Shares issued as reinvestment of dividends and distributions	2,736,210	846,804
Shares redeemed	(4,468,235)	(6,053,692)

Net increase in shares outstanding	10,427,568	27,635,413

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

FIXED INCOME FUND		MUNICIPAL BOND FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2006
$2,301,746	$3,522,242	$2,057,300	$3,345,002
545,876	155,883	149,320	(22,373)
(553,499)	(26,264)	(684,093)	1,321,490

2,294,123	3,651,861	1,522,527	4,644,119

(2,659,345)	(2,915,930)	(2,143,368)	(2,810,669)
—	(198,070)	—	(907,712)

(2,659,345)	(3,114,000)	(2,143,368)	(3,718,381)

26,665,316	32,481,584	34,077,570	43,060,265

1,481,882	1,911,251	858,834	1,482,847
(5,042,105)	(15,104,081)	(11,678,667)	(27,678,707)

23,105,093	19,288,754	23,257,737	16,864,405

22,739,871	19,826,615	22,636,896	17,790,143

98,266,751	78,440,136	116,442,138	98,651,995

$121,006,622	$98,266,751	$139,079,034	$116,442,138

$1,507,247	$1,864,846	$1,408,119	$1,494,187

2,489,721	3,064,627	3,042,257	3,886,690
139,668	181,141	77,026	134,904
(471,854)	(1,420,564)	(1,043,871)	(2,501,699)

2,157,535	1,825,204	2,075,412	1,519,895

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)
Net asset value, beginning of period	$13.83

Investment operations:
Net investment income/(loss)	0.04
Net realized and unrealized gains/(losses) on investments	0.98

Total from investment operations	1.02

Distributions:
Net investment income	(0.06)

Total distributions	(0.06)

Net asset value, end of period	$14.79

Total return	7.4	%b

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$433,646
Ratio of expenses to average net assets	1.02	%c
Ratio of net investment income/(loss) to average net assets	0.61	%c
Ratio of expenses to average net assets*	1.03	%c
Ratio of net investment income/(loss) to average net assets*	0.60	%c
Portfolio turnover rate	26	%b

	YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$12.20	$11.51	$10.98	$9.85	$10.88

Investment operations:
Net investment income/(loss)	0.06	0.07	0.00a	(0.02)	(0.01)
Net realized and unrealized gains/(losses) on investments	1.62	0.67	0.53	1.15	(1.02)

Total from investment operations	1.68	0.74	0.53	1.13	(1.03)

Distributions:
Net investment income	(0.05)	(0.05)	—	—	—

Total distributions	(0.05)	(0.05)	—	—	—

Net asset value, end of period	$13.83	$12.20	$11.51	$10.98	$9.85

Total return	13.8%	6.4%	4.9%	11.5%	(9.5)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$396,493	$306,520	$290,045	$228,994	$150,729
Ratio of expenses to average net assets	1.06%	1.14%	1.21%	1.25%	1.25%
Ratio of net investment income/(loss) to average net assets	0.47%	0.61%	(0.01)%	(0.20)%	(0.08)%
Ratio of expenses to average net assets*	-d	-d	-d	1.27%	1.26%
Ratio of net investment income/(loss) to average net assets*	-d	-d	-d	(0.22)%	(0.09)%
Portfolio turnover rate	56%	47%	40%	88%	84%

*	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.

a	Less than $0.01 per share.

b	Not Annualized.

c	Annualized.

d	There were no voluntary fee reductions during the year.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)
Net asset value, beginning of period	$17.73

Investment operations:
Net investment income/(loss)	0.02
Net realized and unrealized gains/(losses) on investments	1.65

Total from investment operations	1.67

Distributions:
Net investment income	—
Net realized gains	(2.01)

Total distributions	(2.01)

Net asset value, end of period	$17.39

Total return	10.2	%b

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$932,070
Ratio of expenses to average net assets	1.00	%c
Ratio of net investment income/(loss) to average net assets	0.30	%c
Portfolio turnover rate	36	%b

	YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$16.11	$14.82	$14.06	$12.58	$13.61

Investment operations:
Net investment income/(loss)	—	(0.03)	(0.03)	0.00a	0.00a
Net realized and unrealized gains/(losses) on investments	3.31	1.32	0.79	1.49	(0.91)

Total from investment operations	3.31	1.29	0.76	1.49	(0.91)

Distributions:
Net investment income	—	—	—	(0.01)	(0.12)
Net realized gains	(1.69)	—	—	—	—

Total distributions	(1.69)	—	—	(0.01)	(0.12)

Net asset value, end of period	$17.73	$16.11	$14.82	$14.06	$12.58

Total return	21.9%	8.6%	5.5%	11.8%	(6.8)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$914,525	$774,551	$810,668	$673,753	$501,467
Ratio of expenses to average net assets	1.03%	1.11%	1.16%	1.19%	1.18%
Ratio of net investment income/(loss) to average net assets	(0.07)%	(0.18)%	(0.24)%	(0.01)%	0.07%
Portfolio turnover rate	70%	36%	53%	3%	13%

a	Less than $0.01 per share.

b	Not Annualized.

c	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)
Net asset value, beginning of period	$13.59

Investment operations:
Net investment income	0.06
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	1.64

Total from investment operations	1.70

Distributions:
Net investment income	(0.17)
Net realized gains	(0.58)

Total distributions	(0.75)

Net asset value, end of period	$14.54

Total return	13.0	%b

Annualized ratios/supplemental data:
Net Assets at end of period (000’s)	$2,024,130
Ratio of expenses to average net assets	1.10	%c
Ratio of net investment income to average net assets	0.78	%c
Portfolio turnover rate	8	%b

	YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$11.23	$9.68	$8.59	$6.90	$8.11

Investment operations:
Net investment income	0.14	0.10	0.09	0.07	0.06
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	2.30	1.57	1.09	1.77	(1.27)

Total from investment operations	2.44	1.67	1.18	1.84	(1.21)

Distributions:
Net investment income	(0.08)	(0.12)	(0.09)	(0.15)	( 0.00	)a
Net realized gains	—	—	—	—	—

Total distributions	(0.08)	(0.12)	(0.09)	(0.15)	( 0.00	)a

Net asset value, end of period	$13.59	$11.23	$9.68	$8.59	$6.90

Total return	21.9%	17.3%	13.8%	27.2%	(14.9)%

Annualized ratios/supplemental data:
Net Assets at end of period (000’s)	$1,915,043	$1,518,585	$794,107	$518,690	$299,917
Ratio of expenses to average net assets	1.14%	1.25%	1.31%	1.36%	1.36%
Ratio of net investment income to average net assets	1.17%	1.10%	1.01%	1.08%	0.89%
Portfolio turnover rate	50%	49%	51%	143%	160%

a	Less than $0.01 per share.

b	Not Annualized.

c	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)		YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05a
Net asset value, beginning of period	$12.94		$10.69	$10.00

Investment operations:
Net investment income	0.05		0.07	0.03
Net realized and unrealized gains on investments, foreign currency transactions and deferred taxes	1.77		2.21	0.66

Total from investment operations	1.82		2.28	0.69

Distributions:
Net investment income	(0.11)		(0.02)	—
Net realized gains	(0.40)		(0.01)	—

Total distributions	(0.51)		(0.03)	—

Net asset value, end of period	$14.25		$12.94	$10.69

Total return	14.4	%b	21.4%	6.9	%b

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$811,563		$698,492	$502,103
Ratio of expenses to average net assets	1.12	%c	1.15%	1.24	%c
Ratio of net investment income to average net assets	0.71	%c	0.60%	0.52	%c
Portfolio turnover rate	13	%b	39%	8	%b

a	For the period from April 7, 2005 (commencement of operations) to October 31, 2005.

b	Not Annualized.

c	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)		YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05a
Net asset value, beginning of period	$11.68		$10.41	$10.00

Investment operations:
Net investment income	0.11		0.17	0.09
Net realized and unrealized gains on investments, swap agreements, futures contracts, written options, vertical bull call spreads and foreign currency transactions	1.14		1.31	0.32

Total from investment operations	1.25		1.48	0.41

Distributions:
Net investment income	(0.13)		(0.15)	—
Net realized gains	(0.39)		(0.06)	—

Total distributions	(0.52)		(0.21)	—

Net asset value, end of period	$12.41		$11.68	$10.41

Total return	11.1	%b	14.4%	4.1	%b

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,472,542		$1,264,707	$839,573
Ratio of expenses to average net assets	1.08	%c	1.10%	1.16	%c
Ratio of net investment income to average net assets	1.89	%c	1.81%	1.97	%c
Portfolio turnover rate	21	%b	56%	5	%b

a	For the period from April 29, 2005 (commencement of operations) to October 31, 2005.

b	Not Annualized.

c	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)
Net asset value, beginning of period	$10.79

Investment operations:
Net investment income**	0.20
Net realized and unrealized gains/(losses) on investments**	0.03

Total from investment operations	0.23

Distributions:
Net investment income	(0.27)
Net realized gains	—

Total distributions	(0.27)

Net asset value, end of period	$10.75

Total return	2.2	%b

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$121,007
Ratio of expenses to average net assets	0.76	%c
Ratio of net investment income to average net assets**	4.23	%c
Ratio of expenses to average net assets*	0.81	%c
Ratio of net investment income to average net assets*	4.18	%c
Portfolio turnover rate	29	%b

	YEAR ENDED OCTOBER 31,
	2006	2005		2004	2003	2002
Net asset value, beginning of period	$10.78	$10.98		$11.12	$11.14	$10.94

Investment operations:
Net investment income**	0.44	0.33		0.31	0.30	0.39
Net realized and unrealized gains/(losses) on investments**	(0.02)	(0.17)		(0.01)	0.09	0.22

Total from investment operations	0.42	0.16		0.30	0.39	0.61

Distributions:
Net investment income	(0.38)	(0.36)		(0.37)	(0.41)	(0.41)
Net realized gains	(0.03)	( 0.00	)a	(0.07)		—

Total distributions	(0.41)	(0.36)		(0.44)	(0.41)	(0.41)

Net asset value, end of period	$10.79	$10.78		$10.98	$11.12	$11.14

Total return	4.0%	1.6%		2.8%	3.5%	5.9%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$98,267	$78,440		$78,281	$87,054	$54,212
Ratio of expenses to average net assets	0.87%	0.99%		1.05%	1.05%	1.05%
Ratio of net investment income to average net assets**	4.07%	3.05%		2.68%	3.04%	4.09%
Ratio of expenses to average net assets*	-d	1.00%		1.10%	1.11%	1.13%
Ratio of net investment income to average net assets*	-d	3.04%		2.63%	2.98%	4.01%
Portfolio turnover rate	72%	17%		8%	54%	25%

*	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.

**	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gains and losses per share by $0.03, and decrease the ratio of net investment income to average net assets from 4.09% to 3.77%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

a	Less than $0.01 per share.

b	Not Annualized.

c	Annualized.

d	There were no voluntary fee reductions during the year.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)
Net asset value, beginning of period	$11.27

Investment operations:
Net investment income	0.17
Net realized and unrealized gains/(losses) on investments	(0.03)

Total from investment operations	0.14

Distributions:
Net investment income	(0.20)
Net realized gains

Total distributions	(0.20)

Net asset value, end of period	$11.21

Total return	1.2	%b

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$139,079
Ratio of expenses to average net assets	0.78	%c
Ratio of net investment income to average net assets*	3.22	%c
Ratio of expenses to average net assets*	0.83	%c
Ratio of net investment income to average net assets*	3.17	%c
Portfolio turnover rate	24	%b

YEAR ENDED OCTOBER 31,
2006	2005	2004	2003	2002
Net asset value, beginning of period	$11.20	$11.47	$11.42	$11.37	$11.16

Investment operations:
Net investment income	0.33	0.29	0.29	0.32	a	0.34
Net realized and unrealized gains/(losses) on investments	0.14	(0.21)	0.22	0.19	0.32

Total from investment operations	0.47	0.08	0.51	0.51	0.66

Distributions:
Net investment income	(0.30)	(0.28)	(0.29)	(0.33)	(0.32)
Net realized gains	(0.10)	(0.07)	(0.17)	(0.13)	(0.13)

Total distributions	(0.40)	(0.35)	(0.46)	(0.46)	(0.45)

Net asset value, end of period	$11.27	$11.20	$11.47	$11.42	$11.37

Total return	4.3%	0.7%	4.6%	4.6%	6.2%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$116,442	$98,652	$88,523	$81,675	$62,258
Ratio of expenses to average net assets	0.86%	0.98%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets*	3.05%	2.63%	2.57%	2.81%	3.30%
Ratio of expenses to average net assets*	-d	0.99%	1.07%	1.08%	1.09%
Ratio of net investment income to average net assets*	-d	2.62%	2.55%	2.78%	3.26%
Portfolio turnover rate	52%	56%	45%	65%	71%

*	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.

a	Calculated using average shares outstanding.

b	Not Annualized.

c	Annualized.

d	There were no voluntary fee reductions during the year.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”), was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At April 30, 2007, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Equity Fund (“Large Cap Equity Fund”)	Above-average long-term capital appreciation.
Old Westbury Mid Cap Equity Fund (“Mid Cap Equity Fund”)	Capital appreciation.
Old Westbury International Fund (“International Fund”)	Long-term growth of capital.
Old Westbury Global Small Cap Fund (“Global Small Cap Fund”)*	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)**	Real return over inflation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.

*	Global Small Cap Fund commenced operations on April 7, 2005.

**	Real Return Fund commenced operations on April 29, 2005.

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the last reported bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2007(Unaudited)

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, and which occurs after the close of the London markets, the Global Small Cap Fund and the International Fund may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. securities. When the Global Small Cap Fund and the International Fund use fair value pricing, the value assigned to the Global Small Cap Fund’s and International Fund’s non-U.S. securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

B. Futures Contracts. The Funds may invest in futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. The Global Small Cap Fund, International Fund and the Real Return Fund may also invest in foreign currency futures contracts. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Global Small Cap Fund, International Fund and Real Return Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Forward Foreign Currency Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings. In addition, the Real Return Fund may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

As of April 30, 2007, the Real Return Fund had the following open forward foreign currency contracts:

Currency/ Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation
Real Return Fund:
Australia Dollar / Long	05/24/07	$10,789,923	$11,545,146	$755,223
Australia Dollar / Long	05/29/07	11,203,355	11,741,710	538,355
Singapore Dollar / Long	05/29/07	10,324,785	10,376,699	51,914
Singapore Dollar / Long	09/28/07	10,250,335	10,234,003	(16,332)

				$1,329,160

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2007 (Unaudited)

E. Swap Agreements. The Real Return Fund may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation/depreciation. Gains or losses are realized upon the termination of the swap agreement. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements.”

F. Options. The Funds may purchase and write (sell) options on equity securities and stock index futures. The Real Return Fund may also purchase and sell options on commodity futures contracts and commodity indices. Premiums received for options written are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. The Fund intends to limit the purchase of restricted securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

I. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

J. Distributions to Shareholders. Dividends from net investment income, if any, generally are declared and paid semi-annually for the Fixed Income, Municipal Bond and Real Return Funds and at least annually for the Large Cap Equity, Mid Cap Equity, Global Small Cap and International Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. related to foreign currency transactions), such amounts are reclassified within the components of net assets in the Statements of Assets and Liabilities based on their federal tax-basis treatment; temporary differences do not require reclassification.

K. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate basis.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2007 (Unaudited)

L. New Accounting Pronouncements. In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is to be implemented no later than April 30, 2008 and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in September 2006, FASB issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods use to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements reported on the statements of operations for a fiscal period.

3.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is Bessemer Investment Management LLC (“BIM”), a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). BIM is a registered investment adviser formed on May 2, 2001 by Bessemer to conduct all of its investment advisory activities. The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Second $500 million of average net assets	Average net assets exceeding $1 billion
Large Cap Equity Fund	0.70%	0.65%	0.60%
Mid Cap Equity Fund	0.70%	0.65%	0.60%
International Fund	0.80%	0.75%	0.70%
Fixed Income Fund	0.45%	0.40%	0.35%
Municipal Bond Fund	0.45%	0.40%	0.35%

Average net assets
Global Small Cap Fund	0.85%
Real Return Fund	0.85%

BIM has retained its affiliate Bessemer Group (U.K.) Ltd. (“BGUK”), a wholly-owned subsidiary of Bessemer, as sub-adviser to the International Fund. BGUK is paid for its services directly by BIM.

BIM has retained Dimensional Fund Advisors LP (formerly, Dimensional Fund Advisors Inc.) (“Dimensional”) as a sub-adviser to manage a segment of the Global Small Cap Fund. Effective December 30, 2005, the Adviser retained Champlain Investment Partners, LLC (“Champlain”) as a sub-adviser to manage a segment of the Global Small Cap Fund. Dimensional and Champlain are paid for their services directly by BIM.

B. Administration, Fund Accounting, and Transfer Agent Fees. PFPC Inc. (“PFPC”) acts as administrator, fund accounting agent and transfer agent for the Corporation pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement (the “PFPC Agreements”), respectively.

C. Underwriting, Distribution and Shareholder Servicing Fees. The Corporation has entered into an Underwriting Agreement with PFPC Distributors, Inc. (“PFPC Distributors” or the “Distributor”). Prior to March 1, 2007, the Distributor was entitled to receive an annual fee of $50,000 pursuant to the Underwriting Agreement. Also, prior to March 1, 2007, the Funds had a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Pursuant to the Plan, the Funds had entered into a shareholder servicing agreement with Bessemer under which Bessemer received a maximum annual fee of up to 0.15% of each Fund’s average daily net assets. Effective March 1, 2007, the Funds adopted a new shareholder servicing plan (the “Shareholder Servicing Plan”). Under the Shareholder Servicing Plan, the Funds have entered into a shareholder servicing agreement with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. For these services, each Fund pays a maximum annual fee of up to 0.15% of its average daily net assets. In addition, Bessemer has contractually committed through October 31, 2008 to waive its shareholder servicing fee for the Fixed Income Fund and Municipal Bond Fund to the extent necessary to maintain a maximum shareholder servicing fee for each of these Funds at 0.05%. As of April 30, 2007, the Fixed Income Fund and Municipal Bond Fund waived shareholder servicing fees of $19,437 and $23,106, respectively.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2007 (Unaudited)

D. Board of Directors’ Fees. As of April 1, 2007, each member of the Board receives from the Funds an annual retainer of $82,500 (plus $25,000 for serving as the Board’s Chairman, $15,000 for serving as the Audit Committee Chairman and $7,500 each for serving as the Nominating Committee Chairman and the Governance Committee Chairman) and receives for attendance at Board and committee meetings the following:

	Noticed to be In-Person (whether participating by phone or in- person)	Noticed to be telephonic
Regular Board Meeting	$7,500	$3,750
Special Board Meeting	4,000	2,000
Audit Committee Meeting	4,000	2,000
Nominating Committee Meeting	4,000	2,000
Governance Committee Meeting	4,000	2,000

Each member of the Board is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Officers who are officers or employees of BIM and PFPC do not receive compensation from the Funds.

E. Custody Fees. The Large Cap Equity Fund, Mid Cap Equity Fund, International Fund, Fixed Income Fund and Municipal Bond Fund’s have retained Bessemer Trust Company (“BTCO”), a wholly-owned subsidiary of The Bessemer Group, Incorporated, to serve as their custodian and the Real Return Fund has retained BTCO to serve as its co-custodian. Pursuant to the Funds’ Custody Agreement, BTCO is responsible for maintaining the books and records of the Funds’ securities and cash, except for the Real Return Fund for which BTCO is only responsible for the coins or bullions or other forms of precious metals held by the Real Return Fund. For providing these services, BTCO receives a fee from each Fund which is accrued daily and paid monthly at an annual rate of 0.10% (0.15% for the International Fund) of the average daily net assets of each Fund. In addition, BTCO receives from the Real Return Fund any transaction costs related to the Real Return Fund’s investments in coins or bullions or other forms of precious metals. The Global Small Cap Fund has retained Citibank, N.A. (“Citibank”) to serve as the Fund’s custodian and the Real Return Fund has retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the books and records of the Funds’ securities and cash, excluding coins or bullions or other forms of precious metals held by the Real Return Fund. For providing these services, Citibank receives a fee from each Fund calculated and paid monthly based on safekeeping and transaction fees that vary by country.

F. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2008 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios of the Large Cap Equity Fund at 1.00%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed on the Statements of Operations.

4.	Securities Transactions:

Investment transactions for the period ended April 30, 2007, excluding short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales
Large Cap Equity Fund	$99,578,840	$106,762,230
Mid Cap Equity Fund	304,293,213	320,396,868
International Fund	323,000,768	478,305,268
Global Small Cap Fund	125,756,328	96,775,786
Real Return Fund	123,271,941	116,748,902
Fixed Income Fund	7,484,560	3,103,842
Municipal Bond Fund	54,485,841	29,026,524

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2007 (Unaudited)

Purchase and sales of U.S. Government Securities during the period ended April 30, 2007 were as follows:

	Purchases	Sales
Real Return Fund	$134,286,841	$102,503,744
Fixed Income Fund	45,430,456	27,945,587

5.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in Thailand on gains realized upon sale of Thailand securities, payable upon repatriation of sales proceeds. The Funds may accrue a deferred tax liability for unrealized gains on Thailand securities based on existing tax rates and holding periods of the securities. As of April 30, 2007, the Global Small Cap Fund has recorded a payable of $31,058 as an estimate for potential future Thailand capital gain taxes.

The tax character of distributions from the Funds for the fiscal year ended October 31, 2006 was as follows (amounts in thousands):

	Large Cap Equity Fund	Mid Cap Equity Fund	International Fund	Global Small Cap Fund	Real Return Fund	Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Ordinary Income	$1,149	$—	$11,234	$1,537	$15,693	$2,916	$70
Net Long Term Capital Gains	—	82,147	—	—	2,796	198	840

Total Taxable Distributions	1,149	82,147	11,234	1,537	18,489	3,114	910
Tax Exempt Distributions	—	—	—	—	—	—	2,808

Total Distributions Paid	$1,149	$82,147	$11,234	$1,537	$18,489	$3,114	$3,718

The difference in classification between the amounts reflected above and the Statement of Changes in Net Assets is primarily due to short-term capital gain recognition.

At October 31, 2006, each of the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2010	2011	2014
Large Cap Equity Fund	$23,108,020	$1,646,965	$—
Fixed Income Fund	—	—	831,267
Municipal Bond Fund	—	—	22,373

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

ADDITIONAL INFORMATION

Information on Proxy Voting: The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can look up the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Adviser:

Bessemer Investment Management LLC

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Distributor:

PFPC Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

Transfer Agent:

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

Custodians:

Bessemer Trust Company

100 Woodbridge Center Drive

Woodbridge, NJ 07095

Administrator:

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

Shareholder Servicing Agent:

Bessemer Trust Company, N.A.

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Independent Registered Public Accounting Firm:

Ernst & Young LLP

5 Times Square

New York, NY 10036

Citibank, N.A.

111 Wall Street

New York, NY 10005

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307

Cusip 680414208

Cusip 680414604

Cusip 680414109

Cusip 680414406

Cusip 680414505

Cusip 680414703

(OWF-SAR 0407)

(06/07)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc Stern
Marc Stern, President
(principal executive officer)

Date June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc Stern
Marc Stern, President
(principal executive officer)

Date June 28, 2007

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date June 28, 2007

*	Print the name and title of each signing officer under his or her signature.